UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	6-30

Date of reporting period:	3-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
March 31, 2015

Core Equity Plus - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.4%
Aerospace and Defense — 5.3%
Boeing Co. (The)(1)	9,495	1,425,010
Honeywell International, Inc.(1)	19,405	2,024,135
Lockheed Martin Corp.(1)	9,445	1,916,957
Moog, Inc., Class A(2)	5,439	408,197
Teledyne Technologies, Inc.(1)(2)	12,452	1,329,002
Textron, Inc.(1)	31,175	1,381,988
United Technologies Corp.	5,089	596,431
		9,081,720
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B(1)	1,981	192,038
Airlines — 0.9%
Southwest Airlines Co.(1)	34,524	1,529,413
Auto Components — 0.9%
Delphi Automotive plc	2,696	214,979
Magna International, Inc.(1)	24,252	1,301,362
		1,516,341
Automobiles — 0.4%
General Motors Co.	15,739	590,212
Banks — 3.3%
Bank of America Corp.(1)	170,981	2,631,398
Citigroup, Inc.(1)	21,399	1,102,476
First Horizon National Corp.(1)	5,428	77,566
JPMorgan Chase & Co.(1)	14,392	871,867
Wells Fargo & Co.(1)	17,829	969,898
		5,653,205
Beverages — 2.1%
Coca-Cola Co. (The)(1)	4,501	182,515
Dr Pepper Snapple Group, Inc.(1)	21,533	1,689,910
PepsiCo, Inc.(1)	18,398	1,759,217
		3,631,642
Biotechnology — 4.1%
Amgen, Inc.(1)	9,608	1,535,839
Biogen Idec, Inc.(1)(2)	3,091	1,305,144
Celgene Corp.(1)(2)	10,727	1,236,609
Gilead Sciences, Inc.(1)(2)	17,571	1,724,242
Regeneron Pharmaceuticals, Inc.(2)	1,644	742,233
United Therapeutics Corp.(1)(2)	2,355	406,084
		6,950,151
Building Products — 0.3%
USG Corp.(2)	17,777	474,646
Capital Markets — 2.6%
Ameriprise Financial, Inc.	3,412	446,426
Evercore Partners, Inc., Class A(1)	24,772	1,279,721
Franklin Resources, Inc.(1)	28,284	1,451,535
Legg Mason, Inc.(1)	10,234	564,917

Morgan Stanley(1)	3,345	119,383
Waddell & Reed Financial, Inc., Class A(1)	12,096	599,236
		4,461,218
Chemicals — 3.1%
Albemarle Corp.	4,646	245,495
Cabot Corp.(1)	24,049	1,082,205
Dow Chemical Co. (The)(1)	35,622	1,709,144
E.I. du Pont de Nemours & Co.(1)	24,428	1,745,869
LyondellBasell Industries NV, Class A(1)	5,808	509,942
		5,292,655
Commercial Services and Supplies — 2.4%
Deluxe Corp.(1)	17,495	1,212,053
Herman Miller, Inc.(1)	43,020	1,194,235
Pitney Bowes, Inc.(1)	35,421	826,018
Waste Management, Inc.	14,438	782,973
		4,015,279
Communications Equipment — 3.7%
Brocade Communications Systems, Inc.(1)	119,948	1,423,183
Cisco Systems, Inc.(1)	94,966	2,613,939
QUALCOMM, Inc.(1)	34,001	2,357,629
		6,394,751
Consumer Finance — 0.7%
Credit Acceptance Corp.(1)(2)	6,521	1,271,595
Containers and Packaging — 0.7%
Ball Corp.(1)	16,395	1,158,143
Diversified Consumer Services — 1.4%
Apollo Education Group, Inc., Class A(1)(2)	4,563	86,332
DeVry Education Group, Inc.(1)	27,144	905,524
H&R Block, Inc.(1)	41,886	1,343,284
		2,335,140
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	6,295	908,494
Diversified Telecommunication Services — 0.5%
AT&T, Inc.(1)	9,339	304,919
Verizon Communications, Inc.(1)	10,921	531,088
		836,007
Electric Utilities — 0.8%
Entergy Corp.(1)	16,491	1,277,888
Electrical Equipment — 1.7%
Emerson Electric Co.(1)	28,604	1,619,558
Rockwell Automation, Inc.(1)	11,248	1,304,656
		2,924,214
Electronic Equipment, Instruments and Components — 1.3%
Corning, Inc.(1)	67,139	1,522,713
Dolby Laboratories, Inc., Class A(1)	17,982	686,193
		2,208,906
Energy Equipment and Services — 2.4%
Baker Hughes, Inc.(1)	3,962	251,904
Dril-Quip, Inc.(2)	1,610	110,108
FMC Technologies, Inc.(2)	6,552	242,490
National Oilwell Varco, Inc.	5,702	285,043
Schlumberger Ltd.(1)	26,273	2,192,219

Superior Energy Services, Inc.	48,627	1,086,327
		4,168,091
Food and Staples Retailing — 2.3%
CVS Health Corp.	1,403	144,804
Rite Aid Corp.(1)(2)	37,999	330,211
SUPERVALU, Inc.(1)(2)	83,112	966,593
Wal-Mart Stores, Inc.(1)	29,658	2,439,370
		3,880,978
Food Products — 3.9%
Archer-Daniels-Midland Co.(1)	32,978	1,563,157
Bunge Ltd.(1)	13,974	1,150,899
ConAgra Foods, Inc.(1)	21,987	803,185
Ingredion, Inc.	3,566	277,506
Pilgrim's Pride Corp.(1)	42,817	967,236
Pinnacle Foods, Inc.	2,445	99,780
Sanderson Farms, Inc.(1)	14,540	1,158,111
Seaboard Corp.(2)	150	619,800
		6,639,674
Gas Utilities — 0.5%
New Jersey Resources Corp.(1)	29,684	921,985
Health Care Equipment and Supplies — 2.6%
Boston Scientific Corp.(2)	10,442	185,346
C.R. Bard, Inc.	5,083	850,640
DENTSPLY International, Inc.(1)	19,878	1,011,591
Hologic, Inc.(2)	7,935	262,053
St. Jude Medical, Inc.(1)	20,849	1,363,525
Stryker Corp.(1)	8,030	740,767
		4,413,922
Health Care Providers and Services — 2.4%
Aetna, Inc.(1)	17,789	1,895,062
Cardinal Health, Inc.	2,408	217,370
HCA Holdings, Inc.(2)	9,740	732,740
Health Net, Inc.(1)(2)	12,740	770,643
Molina Healthcare, Inc.(2)	6,180	415,852
		4,031,667
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.(1)(2)	44,801	535,820
Cerner Corp.(1)(2)	20,472	1,499,779
		2,035,599
Hotels, Restaurants and Leisure — 2.4%
Brinker International, Inc.	3,020	185,911
Las Vegas Sands Corp.(1)	24,001	1,321,015
SeaWorld Entertainment, Inc.	11,335	218,539
Vail Resorts, Inc.	8,419	870,693
Wyndham Worldwide Corp.(1)	16,189	1,464,619
		4,060,777
Household Durables — 0.6%
Harman International Industries, Inc.	7,393	987,927
Household Products — 3.6%
Energizer Holdings, Inc.(1)	11,310	1,561,345
Kimberly-Clark Corp.(1)	3,061	327,864
Procter & Gamble Co. (The)(1)	38,021	3,115,441

Spectrum Brands Holdings, Inc.(1)	12,827	1,148,786
		6,153,436
Industrial Conglomerates — 2.9%
3M Co.(1)	13,203	2,177,835
Danaher Corp.(1)	15,492	1,315,271
General Electric Co.(1)	59,057	1,465,204
		4,958,310
Insurance — 2.7%
American International Group, Inc.(1)	36,253	1,986,302
Amtrust Financial Services, Inc.(1)	25,911	1,476,538
Aspen Insurance Holdings Ltd.(1)	11,935	563,690
Hanover Insurance Group, Inc. (The)	8,312	603,285
		4,629,815
Internet and Catalog Retail — 1.9%
Expedia, Inc.(1)	16,335	1,537,614
Priceline Group, Inc. (The)(2)	1,487	1,731,091
		3,268,705
Internet Software and Services — 2.5%
eBay, Inc.(2)	32,678	1,884,867
Facebook, Inc., Class A(2)	3,892	319,981
Google, Inc., Class A(1)(2)	3,540	1,963,638
VeriSign, Inc.(2)	1,459	97,709
		4,266,195
IT Services — 3.6%
Accenture plc, Class A(1)	19,461	1,823,301
Amdocs Ltd.(1)	6,764	367,962
Computer Sciences Corp.(1)	12,616	823,572
International Business Machines Corp.(1)	16,120	2,587,260
Syntel, Inc.(1)(2)	1,612	83,389
Teradata Corp.(1)(2)	5,383	237,606
Western Union Co. (The)	6,461	134,453
Xerox Corp.	12,810	164,608
		6,222,151
Life Sciences Tools and Services — 2.0%
Bio-Rad Laboratories, Inc., Class A(1)(2)	10,433	1,410,333
Bruker Corp.(1)(2)	29,222	539,730
PAREXEL International Corp.(1)(2)	22,266	1,536,132
		3,486,195
Machinery — 3.5%
Caterpillar, Inc.(1)	20,076	1,606,682
Cummins, Inc.	10,495	1,455,027
Joy Global, Inc.	6,181	242,172
Parker-Hannifin Corp.(1)	11,516	1,367,870
Stanley Black & Decker, Inc.(1)	14,462	1,379,096
		6,050,847
Marine — 0.5%
Matson, Inc.(1)	19,768	833,419
Media — 2.0%
Cablevision Systems Corp., Class A(1)	66,272	1,212,777
Comcast Corp., Class A(1)	19,904	1,123,979
Omnicom Group, Inc.	6,315	492,444
Walt Disney Co. (The)(1)	6,119	641,822
		3,471,022

Metals and Mining — 1.5%
Alcoa, Inc.(1)	103,944	1,342,956
United States Steel Corp.(1)	50,864	1,241,082
		2,584,038
Multiline Retail — 3.3%
Big Lots, Inc.(1)	30,850	1,481,725
Dillard's, Inc., Class A(1)	8,654	1,181,358
Macy's, Inc.(1)	23,492	1,524,866
Target Corp.	16,913	1,388,050
		5,575,999
Oil, Gas and Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	7,383	611,386
Chesapeake Energy Corp.	53,645	759,613
Chevron Corp.(1)	5,472	574,451
EOG Resources, Inc.(1)	18,469	1,693,423
Exxon Mobil Corp.(1)	23,822	2,024,870
Kosmos Energy Ltd.(1)(2)	156,378	1,236,950
Tesoro Corp.(1)	17,373	1,585,981
Valero Energy Corp.(1)	30,377	1,932,585
Western Refining, Inc.	13,088	646,416
		11,065,675
Personal Products — 0.2%
Avon Products, Inc.(1)	50,305	401,937
Pharmaceuticals — 7.7%
AbbVie, Inc.(1)	36,010	2,108,025
Johnson & Johnson(1)	37,768	3,799,461
Merck & Co., Inc.(1)	47,941	2,755,648
Mylan NV(1)(2)	19,405	1,151,687
Pfizer, Inc.(1)	96,987	3,374,178
		13,188,999
Professional Services — 0.4%
Manpowergroup, Inc.(1)	8,465	729,260
Real Estate Investment Trusts (REITs) — 3.6%
DuPont Fabros Technology, Inc.	8,363	273,303
Equity Lifestyle Properties, Inc.	3,635	199,743
Hospitality Properties Trust(1)	19,865	655,347
Host Hotels & Resorts, Inc.(1)	69,873	1,410,037
Lamar Advertising Co., Class A	21,461	1,271,994
LaSalle Hotel Properties(1)	29,984	1,165,178
Ryman Hospitality Properties, Inc.(1)	18,719	1,140,174
		6,115,776
Real Estate Management and Development — 1.1%
CBRE Group, Inc.(2)	14,721	569,850
Jones Lang LaSalle, Inc.	7,620	1,298,448
		1,868,298
Semiconductors and Semiconductor Equipment — 3.9%
Broadcom Corp., Class A(1)	41,150	1,781,589
Fairchild Semiconductor International, Inc.(2)	5,624	102,244
Intel Corp.(1)	80,353	2,512,638
Marvell Technology Group Ltd.	9,479	139,341
Micron Technology, Inc.(2)	20,750	562,948
Texas Instruments, Inc.(1)	21,957	1,255,611

Xilinx, Inc.(1)	7,308	309,129
		6,663,500
Software — 6.1%
Cadence Design Systems, Inc.(1)(2)	66,598	1,228,067
Electronic Arts, Inc.(2)	6,401	376,475
Mentor Graphics Corp.(1)	31,358	753,533
Microsoft Corp.(1)	82,339	3,347,492
Oracle Corp.(1)	59,724	2,577,091
Symantec Corp.(1)	40,897	955,558
Synopsys, Inc.(1)(2)	25,422	1,177,547
		10,415,763
Specialty Retail — 4.7%
Abercrombie & Fitch Co., Class A(1)	29,396	647,888
Bed Bath & Beyond, Inc.(2)	5,402	414,739
Best Buy Co., Inc.(1)	20,617	779,116
Foot Locker, Inc.(1)	22,490	1,416,870
Gap, Inc. (The)	31,865	1,380,710
Lowe's Cos., Inc.(1)	28,855	2,146,523
Murphy USA, Inc.(1)(2)	17,686	1,279,936
		8,065,782
Technology Hardware, Storage and Peripherals — 7.0%
Apple, Inc.(1)	53,098	6,606,984
EMC Corp.(1)	68,390	1,748,049
Hewlett-Packard Co.(1)	53,005	1,651,636
NetApp, Inc.	2,940	104,252
SanDisk Corp.(1)	8,480	539,498
Seagate Technology plc(1)	4,964	258,277
Western Digital Corp.	12,438	1,131,982
		12,040,678
Textiles, Apparel and Luxury Goods — 0.7%
Deckers Outdoor Corp.(1)(2)	11,084	807,691
Iconix Brand Group, Inc.(1)(2)	12,107	407,643
		1,215,334
Thrifts and Mortgage Finance — 1.4%
Essent Group Ltd.(2)	5,926	141,691
EverBank Financial Corp.(1)	56,715	1,022,571
Nationstar Mortgage Holdings, Inc.(1)(2)	47,157	1,168,079
		2,332,341
TOTAL COMMON STOCKS (Cost $189,695,055)		219,447,753
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $722,747), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $707,601)		707,599
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $2,891,700), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $2,831,001)		2,831,000
State Street Institutional Liquid Reserves Fund, Premier Class	590,121	590,121
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,128,720)		4,128,720
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 130.8% (Cost $193,823,775)		223,576,473
COMMON STOCKS SOLD SHORT — (29.9)%
Aerospace and Defense — (0.8)%
DigitalGlobe, Inc.	(41,710)	(1,421,060)

Air Freight and Logistics — (0.6)%
UTi Worldwide, Inc.	(31,634)	(389,098)
XPO Logistics, Inc.	(15,564)	(707,695)
		(1,096,793)
Airlines — (0.4)%
Allegiant Travel Co.	(3,273)	(629,365)
Spirit Airlines, Inc.	(1,725)	(133,446)
		(762,811)
Auto Components — (0.8)%
BorgWarner, Inc.	(10,221)	(618,166)
Visteon Corp.	(8,388)	(808,603)
		(1,426,769)
Building Products — (0.6)%
Armstrong World Industries, Inc.	(16,744)	(962,278)
Chemicals — (0.8)%
WR Grace & Co.	(13,454)	(1,330,197)
Commercial Services and Supplies — (0.4)%
Interface, Inc.	(37,011)	(769,089)
Communications Equipment — (1.4)%
Motorola Solutions, Inc.	(17,522)	(1,168,192)
ViaSat, Inc.	(20,892)	(1,245,372)
		(2,413,564)
Construction and Engineering — (1.2)%
AECOM	(33,394)	(1,029,203)
Granite Construction, Inc.	(30,482)	(1,071,138)
		(2,100,341)
Diversified Financial Services — (0.6)%
Leucadia National Corp.	(47,703)	(1,063,300)
Electric Utilities — (0.2)%
ALLETE, Inc.	(5,087)	(268,390)
Electrical Equipment — (0.8)%
Franklin Electric Co., Inc.	(35,161)	(1,341,040)
Electronic Equipment, Instruments and Components — (1.5)%
Anixter International, Inc.	(16,914)	(1,287,663)
AVX Corp.	(46,364)	(661,614)
Jabil Circuit, Inc.	(23,859)	(557,823)
		(2,507,100)
Energy Equipment and Services — (1.1)%
Bristow Group, Inc.	(14,942)	(813,592)
Rowan Cos. plc	(60,640)	(1,073,934)
		(1,887,526)
Food and Staples Retailing — (0.6)%
Pricesmart, Inc.	(2,137)	(181,602)
United Natural Foods, Inc.	(10,819)	(833,496)
		(1,015,098)
Food Products — (0.5)%
Post Holdings, Inc.	(17,270)	(808,927)
Gas Utilities — (0.1)%
South Jersey Industries, Inc.	(4,905)	(266,243)
Health Care Equipment and Supplies — (0.1)%
Cooper Cos., Inc. (The)	(668)	(125,197)

Health Care Providers and Services — (2.1)%
Acadia Healthcare Co., Inc.	(5,541)	(396,735)
Brookdale Senior Living, Inc.	(33,939)	(1,281,537)
Henry Schein, Inc.	(1,424)	(198,819)
Owens & Minor, Inc.	(21,055)	(712,501)
Tenet Healthcare Corp.	(18,917)	(936,581)
		(3,526,173)
Household Durables — (1.3)%
D.R. Horton, Inc.	(21,044)	(599,333)
Lennar Corp., Class A	(13,312)	(689,695)
M.D.C. Holdings, Inc.	(33,589)	(957,286)
		(2,246,314)
Insurance — (0.7)%
CNO Financial Group, Inc.	(23,816)	(410,111)
Old Republic International Corp.	(30,518)	(455,939)
ProAssurance Corp.	(8,634)	(396,387)
		(1,262,437)
Internet Software and Services — (0.5)%
Dealertrack Technologies, Inc.	(21,700)	(835,884)
IT Services — (2.0)%
Global Payments, Inc.	(7,190)	(659,179)
iGATE Corp.	(31,046)	(1,324,422)
WEX, Inc.	(13,379)	(1,436,370)
		(3,419,971)
Machinery — (0.4)%
Donaldson Co., Inc.	(16,990)	(640,693)
Media — (0.9)%
Loral Space & Communications, Inc.	(14,507)	(992,859)
Tribune Media Co.	(8,913)	(542,000)
		(1,534,859)
Metals and Mining — (0.2)%
Allegheny Technologies, Inc.	(3,178)	(95,372)
Hecla Mining Co.	(62,275)	(185,579)
		(280,951)
Multi-Utilities — (0.5)%
Dominion Resources, Inc.	(3,210)	(227,493)
Integrys Energy Group, Inc.	(3,268)	(235,361)
NiSource, Inc.	(7,318)	(323,163)
		(786,017)
Oil, Gas and Consumable Fuels — (2.5)%
Cheniere Energy, Inc.	(4,098)	(317,185)
Cobalt International Energy, Inc.	(81,823)	(769,955)
CONSOL Energy, Inc.	(3,585)	(99,986)
Diamondback Energy, Inc.	(14,379)	(1,104,882)
GasLog Ltd.	(29,405)	(571,045)
Gulfport Energy Corp.	(21,577)	(990,600)
QEP Resources, Inc.	(10,726)	(223,637)
Teekay Corp.	(5,693)	(265,123)
		(4,342,413)
Paper and Forest Products — (0.8)%
Louisiana-Pacific Corp.	(81,890)	(1,352,004)

Pharmaceuticals — (0.6)%
Akorn, Inc.	(20,570)	(977,281)
Professional Services — (0.6)%
Advisory Board Co. (The)	(18,065)	(962,503)
Real Estate Management and Development — (1.0)%
Alexander & Baldwin, Inc.	(11,599)	(500,845)
Howard Hughes Corp. (The)	(3,501)	(542,725)
Kennedy-Wilson Holdings, Inc.	(24,319)	(635,698)
		(1,679,268)
Road and Rail — (0.6)%
Kansas City Southern	(10,124)	(1,033,458)
Semiconductors and Semiconductor Equipment — (0.9)%
SunEdison, Inc.	(66,699)	(1,600,776)
Software†
FireEye, Inc.	(1,956)	(76,773)
Specialty Retail — (1.5)%
Cabela's, Inc.	(19,983)	(1,118,648)
CarMax, Inc.	(21,185)	(1,461,977)
		(2,580,625)
Textiles, Apparel and Luxury Goods — (0.2)%
Under Armour, Inc., Class A	(3,837)	(309,838)
Trading Companies and Distributors — (0.1)%
Watsco, Inc.	(854)	(107,348)
TOTAL COMMON STOCKS SOLD SHORT — (29.9)% (Proceeds $47,851,453)		(51,121,309)
OTHER ASSETS AND LIABILITIES — (0.9)%		(1,454,164)
TOTAL NET ASSETS — 100.0%		$171,001,000

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $161,726,728.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	219,447,753	—	—
Temporary Cash Investments	590,121	3,538,599	—
	220,037,874	3,538,599	—
Liabilities
Securities Sold Short
Common Stocks	(51,121,309)	—	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$193,853,139
Gross tax appreciation of investments	$35,736,984
Gross tax depreciation of investments	(6,013,650)
Net tax appreciation (depreciation) of investments	29,723,334
Net tax appreciation (depreciation) on securities sold short	(3,269,856)
Net tax appreciation (depreciation)	$26,453,478

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2015

Disciplined Growth - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 4.0%
Astronics Corp.(1)	40,481	2,983,450
Boeing Co. (The)	26,506	3,978,020
Honeywell International, Inc.	117,789	12,286,571
Lockheed Martin Corp.	70,124	14,232,367
Teledyne Technologies, Inc.(1)	76,405	8,154,706
		41,635,114
Air Freight and Logistics — 0.3%
FedEx Corp.	17,384	2,876,183
Airlines — 0.9%
Southwest Airlines Co.	220,833	9,782,902
Beverages — 2.9%
Coca-Cola Co. (The)	166,569	6,754,373
Dr Pepper Snapple Group, Inc.	117,947	9,256,481
PepsiCo, Inc.	153,521	14,679,678
		30,690,532
Biotechnology — 8.2%
Amgen, Inc.	115,245	18,421,913
Biogen Idec, Inc.(1)	40,808	17,230,770
Celgene Corp.(1)	135,582	15,629,893
Gilead Sciences, Inc.(1)	226,491	22,225,562
Ophthotech Corp.(1)	27,416	1,275,666
Regeneron Pharmaceuticals, Inc.(1)	24,358	10,997,150
		85,780,954
Building Products — 0.3%
Masco Corp.	112,200	2,995,740
Capital Markets — 0.9%
Evercore Partners, Inc., Class A	19,197	991,717
Franklin Resources, Inc.	173,721	8,915,362
		9,907,079
Chemicals — 0.9%
Cabot Corp.	79,803	3,591,135
E.I. du Pont de Nemours & Co.	33,213	2,373,733
Innophos Holdings, Inc.	31,174	1,756,967
Minerals Technologies, Inc.	20,921	1,529,325
		9,251,160
Commercial Services and Supplies — 1.0%
Cintas Corp.	110,640	9,031,543
Herman Miller, Inc.	48,142	1,336,422
		10,367,965
Communications Equipment — 1.7%
QUALCOMM, Inc.	264,660	18,351,524
Containers and Packaging — 0.3%
Ball Corp.	37,444	2,645,044
Diversified Consumer Services — 1.4%
H&R Block, Inc.	271,161	8,696,133
K12, Inc.(1)	45,310	712,273

Strayer Education, Inc.(1)	89,823	4,797,447
		14,205,853
Diversified Telecommunication Services — 2.4%
CenturyLink, Inc.	224,079	7,741,929
Verizon Communications, Inc.	354,279	17,228,588
		24,970,517
Electrical Equipment — 1.8%
Emerson Electric Co.	141,390	8,005,502
Enphase Energy, Inc.(1)	107,524	1,418,241
Rockwell Automation, Inc.	80,299	9,313,881
		18,737,624
Energy Equipment and Services — 0.8%
Schlumberger Ltd.	61,024	5,091,843
Superior Energy Services, Inc.	166,528	3,720,235
		8,812,078
Food and Staples Retailing — 1.2%
Andersons, Inc. (The)	93,515	3,868,716
Wal-Mart Stores, Inc.	108,294	8,907,181
		12,775,897
Food Products — 2.0%
Archer-Daniels-Midland Co.	170,130	8,064,162
Cal-Maine Foods, Inc.	72,928	2,848,568
Campbell Soup Co.	55,219	2,570,444
Pilgrim's Pride Corp.	305,327	6,897,337
Seaboard Corp.(1)	69	285,108
		20,665,619
Health Care Equipment and Supplies — 3.5%
Boston Scientific Corp.(1)	79,202	1,405,835
C.R. Bard, Inc.	28,497	4,768,973
Edwards Lifesciences Corp.(1)	64,155	9,139,521
Hologic, Inc.(1)	125,633	4,149,030
St. Jude Medical, Inc.	130,685	8,546,799
Stryker Corp.	97,239	8,970,298
		36,980,456
Health Care Technology†
Merge Healthcare, Inc.(1)	88,816	397,008
Hotels, Restaurants and Leisure — 3.6%
Boyd Gaming Corp.(1)	42,989	610,444
Bravo Brio Restaurant Group, Inc.(1)	25,446	373,802
Chipotle Mexican Grill, Inc.(1)	14,127	9,190,178
Cracker Barrel Old Country Store, Inc.	40,343	6,137,784
Las Vegas Sands Corp.	180,209	9,918,703
McDonald's Corp.	6,722	654,992
Starbucks Corp.	55,371	5,243,634
Wyndham Worldwide Corp.	57,298	5,183,750
		37,313,287
Household Durables — 0.8%
Harman International Industries, Inc.	64,480	8,616,462
Household Products — 1.8%
Central Garden and Pet Co.(1)	55,730	591,853
Clorox Co.	17,839	1,969,247
Procter & Gamble Co. (The)	106,188	8,701,045

Spectrum Brands Holdings, Inc.	84,172	7,538,444
		18,800,589
Industrial Conglomerates — 1.7%
3M Co.	110,085	18,158,521
Insurance — 0.9%
Amtrust Financial Services, Inc.	143,391	8,171,136
Federated National Holding Co.	27,475	840,735
		9,011,871
Internet and Catalog Retail — 1.4%
Amazon.com, Inc.(1)	12,519	4,658,320
PetMed Express, Inc.	24,458	404,046
Priceline Group, Inc. (The)(1)	7,513	8,746,259
Shutterfly, Inc.(1)	8,307	375,809
		14,184,434
Internet Software and Services — 6.2%
eBay, Inc.(1)	257,786	14,869,096
Endurance International Group Holdings, Inc.(1)	84,074	1,602,450
Facebook, Inc., Class A(1)	279,934	23,014,774
Google, Inc., Class A(1)	37,681	20,901,651
VeriSign, Inc.(1)	73,739	4,938,301
		65,326,272
IT Services — 3.6%
Accenture plc, Class A	56,645	5,307,070
EVERTEC, Inc.	77,480	1,693,713
International Business Machines Corp.	127,684	20,493,282
Teradata Corp.(1)	67,300	2,970,622
Total System Services, Inc.	68,210	2,602,211
Visa, Inc., Class A	60,352	3,947,624
Western Union Co. (The)	54,265	1,129,255
		38,143,777
Machinery — 3.2%
Caterpillar, Inc.	91,891	7,354,037
Cummins, Inc.	71,538	9,918,028
Parker-Hannifin Corp.	73,566	8,738,169
Stanley Black & Decker, Inc.	82,147	7,833,538
		33,843,772
Media — 2.7%
Cablevision Systems Corp., Class A	444,715	8,138,285
Comcast Corp., Class A	84,020	4,744,609
Omnicom Group, Inc.	120,251	9,377,173
Scripps Networks Interactive, Inc., Class A	14,204	973,826
Walt Disney Co. (The)	53,107	5,570,393
		28,804,286
Metals and Mining — 0.3%
Materion Corp.	92,488	3,554,314
Multiline Retail — 3.0%
Big Lots, Inc.	107,799	5,177,586
Dillard's, Inc., Class A	63,555	8,675,893
Kohl's Corp.	68,448	5,356,056
Macy's, Inc.	102,952	6,682,614
Target Corp.	64,264	5,274,147
		31,166,296

Oil, Gas and Consumable Fuels — 2.6%
EOG Resources, Inc.	134,172	12,302,231
Kosmos Energy Ltd.(1)	496,846	3,930,052
Valero Energy Corp.	169,157	10,761,768
		26,994,051
Pharmaceuticals — 4.9%
AbbVie, Inc.	276,593	16,191,754
Jazz Pharmaceuticals plc(1)	20,884	3,608,547
Johnson & Johnson	114,892	11,558,135
Merck & Co., Inc.	172,173	9,896,504
Mylan NV(1)	167,686	9,952,164
		51,207,104
Professional Services — 0.7%
IHS, Inc., Class A(1)	56,689	6,448,941
RPX Corp.(1)	46,382	667,437
		7,116,378
Real Estate Investment Trusts (REITs) — 0.3%
DuPont Fabros Technology, Inc.	105,645	3,452,479
Real Estate Management and Development — 1.5%
CBRE Group, Inc.(1)	146,674	5,677,750
Jones Lang LaSalle, Inc.	49,292	8,399,357
Marcus & Millichap, Inc.(1)	31,837	1,193,251
		15,270,358
Road and Rail — 0.2%
Union Pacific Corp.	15,595	1,689,094
Semiconductors and Semiconductor Equipment — 3.0%
Intel Corp.	242,110	7,570,780
Lam Research Corp.	93,284	6,551,802
Micron Technology, Inc.(1)	96,268	2,611,751
Texas Instruments, Inc.	263,277	15,055,495
		31,789,828
Software — 6.6%
Cadence Design Systems, Inc.(1)	317,438	5,853,557
Electronic Arts, Inc.(1)	174,220	10,246,749
Informatica Corp.(1)	20,347	892,318
Intuit, Inc.	110,293	10,694,009
Microsoft Corp.	415,957	16,910,732
Oracle Corp.	521,783	22,514,937
Tableau Software, Inc., Class A(1)	22,793	2,108,808
		69,221,110
Specialty Retail — 3.1%
Bed Bath & Beyond, Inc.(1)	103,405	7,938,919
Foot Locker, Inc.	138,723	8,739,549
Gap, Inc. (The)	122,501	5,307,968
Home Depot, Inc. (The)	47,688	5,417,834
Murphy USA, Inc.(1)	71,644	5,184,876
		32,589,146
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	621,901	77,383,141
EMC Corp.	311,021	7,949,697
SanDisk Corp.	101,500	6,457,430
		91,790,268

Textiles, Apparel and Luxury Goods — 1.1%
Fossil Group, Inc.(1)	18,876	1,556,326
Michael Kors Holdings Ltd.(1)	76,032	4,999,104
Wolverine World Wide, Inc.	155,187	5,191,005
		11,746,435
Thrifts and Mortgage Finance — 0.7%
Nationstar Mortgage Holdings, Inc.(1)	279,911	6,933,396
TOTAL COMMON STOCKS (Cost $942,492,916)		1,018,552,777
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $932,395), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $912,855)		912,853
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/41, valued at $3,726,363), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $3,652,001)		3,652,000
State Street Institutional Liquid Reserves Fund, Premier Class	760,371	760,371
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,325,224)		5,325,224
TOTAL INVESTMENT SECURITIES — 97.6% (Cost $947,818,140)		1,023,878,001
OTHER ASSETS AND LIABILITIES — 2.4%		25,324,682
TOTAL NET ASSETS — 100.0%		$1,049,202,683

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,018,552,777	—	—
Temporary Cash Investments	760,371	4,564,853	—
	1,019,313,148	4,564,853	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$950,230,906
Gross tax appreciation of investments	$94,060,598
Gross tax depreciation of investments	(20,413,503)
Net tax appreciation (depreciation) of investments	$73,647,095

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Plus Fund
March 31, 2015

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 117.0%
Aerospace and Defense — 5.0%
Astronics Corp.(1)	5,038	371,301
Boeing Co. (The)(2)	5,306	796,324
Ducommun, Inc.(1)	1,150	29,785
Honeywell International, Inc.(2)	5,851	610,318
Lockheed Martin Corp.(2)	1,745	354,165
Moog, Inc., Class A(1)	1,143	85,782
Teledyne Technologies, Inc.(1)(2)	2,148	229,256
United Technologies Corp.(2)	1,580	185,176
		2,662,107
Air Freight and Logistics — 0.6%
FedEx Corp.	922	152,545
United Parcel Service, Inc., Class B(2)	1,966	190,584
		343,129
Airlines — 0.5%
Southwest Airlines Co.(2)	6,114	270,850
Auto Components — 0.5%
Dana Holding Corp.(2)	1,993	42,172
Gentex Corp.(2)	6,974	127,624
Tower International, Inc.(1)(2)	4,429	117,811
		287,607
Automobiles — 0.4%
Harley-Davidson, Inc.(2)	3,060	185,864
Beverages — 2.9%
Coca-Cola Co. (The)(2)	5,610	227,486
Dr Pepper Snapple Group, Inc.(2)	4,742	372,152
PepsiCo, Inc.(2)	10,066	962,511
		1,562,149
Biotechnology — 7.5%
Acorda Therapeutics, Inc.(1)	3,224	107,295
Alexion Pharmaceuticals, Inc.(1)	639	110,739
Amgen, Inc.(2)	3,861	617,181
Anacor Pharmaceuticals, Inc.(1)(2)	2,063	119,345
Biogen Idec, Inc.(1)(2)	1,309	552,712
Celgene Corp.(1)(2)	4,492	517,838
CTI BioPharma Corp.(1)(2)	56,910	103,007
Emergent Biosolutions, Inc.(1)(2)	1,451	41,731
Epizyme, Inc.(1)(2)	3,567	66,988
Gilead Sciences, Inc.(1)(2)	7,855	770,811
Hyperion Therapeutics, Inc.(1)(2)	2,649	121,589
Incyte Corp.(1)	562	51,513
Infinity Pharmaceuticals, Inc.(1)(2)	8,044	112,455
Medivation, Inc.(1)	1,163	150,108
Ophthotech Corp.(1)	2,453	114,138
Regeneron Pharmaceuticals, Inc.(1)	589	265,922
United Therapeutics Corp.(1)(2)	791	136,396

Vertex Pharmaceuticals, Inc.(1)	229	27,015
		3,986,783
Building Products — 1.7%
American Woodmark Corp.(1)(2)	2,672	146,239
Continental Building Products, Inc.(1)(2)	14,799	334,310
Norcraft Cos., Inc.(1)(2)	13,202	337,575
USG Corp.(1)	3,077	82,155
		900,279
Capital Markets — 1.7%
Affiliated Managers Group, Inc.(1)	344	73,884
Diamond Hill Investment Group, Inc.	1,264	202,240
Evercore Partners, Inc., Class A	3,651	188,611
Franklin Resources, Inc.(2)	8,286	425,237
Waddell & Reed Financial, Inc., Class A	651	32,251
		922,223
Chemicals — 1.9%
Cabot Corp.(2)	8,047	362,115
Chase Corp.(2)	5,099	222,979
Dow Chemical Co. (The)(2)	2,538	121,773
E.I. du Pont de Nemours & Co.	1,669	119,284
Innophos Holdings, Inc.	3,083	173,758
LyondellBasell Industries NV, Class A(2)	343	30,115
		1,030,024
Commercial Services and Supplies — 2.3%
ARC Document Solutions, Inc.(1)(2)	30,353	280,158
Cintas Corp.(2)	2,346	191,504
Deluxe Corp.(2)	878	60,828
Herman Miller, Inc.(2)	11,595	321,877
Pitney Bowes, Inc.(2)	8,410	196,121
Waste Management, Inc.	3,175	172,181
		1,222,669
Communications Equipment — 3.0%
ARRIS Group, Inc.(1)(2)	5,250	151,699
F5 Networks, Inc.(1)	838	96,320
Harris Corp.(2)	643	50,643
Juniper Networks, Inc.(2)	3,784	85,443
Polycom, Inc.(1)(2)	23,900	320,260
QUALCOMM, Inc.(2)	12,643	876,665
		1,581,030
Construction Materials — 0.1%
United States Lime & Minerals, Inc.	876	56,502
Containers and Packaging — 0.6%
Ball Corp.(2)	3,849	271,893
Graphic Packaging Holding Co.	3,096	45,016
		316,909
Diversified Consumer Services — 2.3%
Capella Education Co.(2)	1,674	108,609
H&R Block, Inc.(2)	12,197	391,158
K12, Inc.(1)(2)	21,318	335,119
LifeLock, Inc.(1)(2)	9,483	133,805
Strayer Education, Inc.(1)(2)	4,464	238,422
		1,207,113

Diversified Financial Services — 0.3%
Moody's Corp.(2)	1,618	167,948
Diversified Telecommunication Services — 1.6%
CenturyLink, Inc.(2)	8,757	302,554
IDT Corp., Class B(2)	5,310	94,253
Inteliquent, Inc.(2)	1,514	23,830
Verizon Communications, Inc.(2)	8,900	432,807
		853,444
Electrical Equipment — 1.9%
Emerson Electric Co.(2)	7,300	413,326
Enphase Energy, Inc.(1)(2)	11,946	157,568
Rockwell Automation, Inc.(2)	3,445	399,585
Thermon Group Holdings, Inc.(1)(2)	2,411	58,033
		1,028,512
Electronic Equipment, Instruments and Components — 1.3%
Control4 Corp.(1)	15,681	187,858
Corning, Inc.(2)	17,158	389,144
OSI Systems, Inc.(1)(2)	1,589	117,999
		695,001
Energy Equipment and Services — 1.5%
FMC Technologies, Inc.(1)	1,055	39,046
Schlumberger Ltd.(2)	4,608	384,491
Superior Energy Services, Inc.(2)	13,010	290,643
Tesco Corp.	8,062	91,665
		805,845
Food and Staples Retailing — 1.5%
CVS Health Corp.	2,559	264,114
Rite Aid Corp.(1)(2)	17,582	152,788
Wal-Mart Stores, Inc.(2)	4,938	406,150
		823,052
Food Products — 2.5%
Archer-Daniels-Midland Co.(2)	7,964	377,494
Cal-Maine Foods, Inc.	867	33,865
Campbell Soup Co.(2)	4,229	196,860
Ingredion, Inc.(2)	2,102	163,578
Pilgrim's Pride Corp.(2)	10,175	229,853
Sanderson Farms, Inc.(2)	1,768	140,821
Seaboard Corp.(1)	44	181,808
		1,324,279
Health Care Equipment and Supplies — 4.2%
Align Technology, Inc.(1)	505	27,161
Becton Dickinson and Co.(2)	610	87,590
Boston Scientific Corp.(1)(2)	13,107	232,649
C.R. Bard, Inc.	703	117,647
DENTSPLY International, Inc.(2)	3,657	186,105
DexCom, Inc.(1)	637	39,711
Edwards Lifesciences Corp.(1)	2,967	422,679
HeartWare International, Inc.(1)	1,080	94,792
Hologic, Inc.(1)(2)	9,082	299,933
Integra LifeSciences Holdings Corp.(1)	2,246	138,466
St. Jude Medical, Inc.(2)	6,248	408,619
Stryker Corp.(2)	1,757	162,083

Zimmer Holdings, Inc.(2)	340	39,957
		2,257,392
Health Care Providers and Services — 1.2%
Aetna, Inc.(2)	2,451	261,105
Alliance HealthCare Services, Inc.(1)(2)	4,375	97,037
Express Scripts Holding Co.(1)(2)	300	26,031
Landauer, Inc.	3,413	119,933
Molina Healthcare, Inc.(1)	2,078	139,829
		643,935
Health Care Technology — 1.1%
HealthStream, Inc.(1)	2,710	68,292
MedAssets, Inc.(1)(2)	3,322	62,520
Merge Healthcare, Inc.(1)(2)	70,175	313,682
Quality Systems, Inc.(2)	7,520	120,170
		564,664
Hotels, Restaurants and Leisure — 4.2%
Boyd Gaming Corp.(1)	10,613	150,705
Bravo Brio Restaurant Group, Inc.(1)	1,943	28,543
Brinker International, Inc.	442	27,210
Chipotle Mexican Grill, Inc.(1)	334	217,280
Cracker Barrel Old Country Store, Inc.	1,160	176,482
Denny's Corp.(1)(2)	4,102	46,763
DineEquity, Inc.	239	25,575
Famous Dave's of America, Inc.(1)(2)	7,907	225,349
Las Vegas Sands Corp.(2)	8,143	448,191
McDonald's Corp.(2)	360	35,078
Pinnacle Entertainment, Inc.(1)(2)	2,518	90,875
Ruth's Hospitality Group, Inc.(2)	3,767	59,820
SeaWorld Entertainment, Inc.	1,498	28,881
Starbucks Corp.(2)	1,496	141,671
Vail Resorts, Inc.	2,752	284,612
Wyndham Worldwide Corp.	2,642	239,022
		2,226,057
Household Durables — 1.4%
Harman International Industries, Inc.(2)	2,919	390,066
iRobot Corp.(1)(2)	3,962	129,280
Universal Electronics, Inc.(1)(2)	3,865	218,141
		737,487
Household Products — 2.1%
Central Garden and Pet Co.(1)(2)	29,029	308,288
Kimberly-Clark Corp.(2)	1,805	193,334
Procter & Gamble Co. (The)(2)	5,003	409,946
Spectrum Brands Holdings, Inc.(2)	2,463	220,586
		1,132,154
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.(1)(2)	6,634	151,720
Industrial Conglomerates — 1.5%
3M Co.(2)	4,905	809,080
Insurance — 0.5%
Amtrust Financial Services, Inc.(2)	1,680	95,735
Federated National Holding Co.(2)	4,980	152,388
		248,123

Internet and Catalog Retail — 2.2%
Amazon.com, Inc.(1)(2)	566	210,609
Expedia, Inc.(2)	1,938	182,424
Nutrisystem, Inc.(2)	5,902	117,922
Priceline Group, Inc. (The)(1)	356	414,437
Shutterfly, Inc.(1)(2)	5,904	267,097
		1,192,489
Internet Software and Services — 5.8%
Cimpress NV(1)(2)	1,483	125,135
eBay, Inc.(1)(2)	11,701	674,914
Endurance International Group Holdings, Inc.(1)(2)	15,393	293,390
Facebook, Inc., Class A(1)(2)	8,204	674,492
Google, Inc., Class A(1)(2)	1,678	930,787
LogMeIn, Inc.(1)	569	31,858
Marchex, Inc., Class B	8,311	33,909
RetailMeNot, Inc.(1)(2)	4,567	82,252
VeriSign, Inc.(1)(2)	2,385	159,723
Web.com Group, Inc.(1)(2)	1,382	26,189
XO Group, Inc.(1)(2)	1,786	31,559
		3,064,208
IT Services — 4.4%
Accenture plc, Class A(2)	6,614	619,666
Computer Sciences Corp.	3,219	210,136
CSG Systems International, Inc.(2)	3,433	104,329
EVERTEC, Inc.(2)	4,311	94,238
International Business Machines Corp.(2)	4,120	661,260
Teradata Corp.(1)(2)	6,928	305,802
Total System Services, Inc.(2)	2,426	92,552
VeriFone Systems, Inc.(1)	1,894	66,082
Visa, Inc., Class A(2)	1,976	129,250
Western Union Co. (The)	3,520	73,251
		2,356,566
Life Sciences Tools and Services — 0.3%
Luminex Corp.(1)(2)	6,813	109,008
PAREXEL International Corp.(1)	949	65,472
		174,480
Machinery — 4.2%
Altra Industrial Motion Corp.(2)	1,268	35,047
Blount International, Inc.(1)(2)	27,866	358,914
Caterpillar, Inc.(2)	3,419	273,623
Cummins, Inc.	3,402	471,653
Meritor, Inc.(1)	4,261	53,731
Parker-Hannifin Corp.(2)	3,377	401,120
Snap-On, Inc.(2)	1,169	171,913
Stanley Black & Decker, Inc.(2)	3,827	364,943
Wabash National Corp.(1)(2)	5,569	78,523
		2,209,467
Marine — 0.1%
Matson, Inc.(2)	729	30,735
Media — 2.6%
Cablevision Systems Corp., Class A(2)	20,555	376,156
Cinedigm Corp.(1)(2)	40,600	65,772
Comcast Corp., Class A(2)	5,838	329,672

Interpublic Group of Cos., Inc. (The)	1,336	29,552
Omnicom Group, Inc.	2,660	207,427
Saga Communications, Inc., Class A	914	40,710
Scripps Networks Interactive, Inc., Class A	548	37,571
Viacom, Inc., Class B(2)	466	31,828
Walt Disney Co. (The)	2,368	248,379
		1,367,067
Metals and Mining — 0.8%
Gold Resource Corp.	13,113	41,830
Materion Corp.(2)	9,142	351,327
Stillwater Mining Co.(1)	4,016	51,887
		445,044
Multiline Retail — 2.4%
Big Lots, Inc.(2)	5,457	262,100
Dillard's, Inc., Class A	477	65,115
Kohl's Corp.(2)	4,795	375,209
Macy's, Inc.(2)	3,108	201,740
Target Corp.(2)	4,702	385,893
		1,290,057
Oil, Gas and Consumable Fuels — 2.4%
Anadarko Petroleum Corp.	1,328	109,972
Chesapeake Energy Corp.	1,821	25,785
EOG Resources, Inc.(2)	4,356	399,402
Kosmos Energy Ltd.(1)(2)	30,933	244,680
REX American Resources Corp.(1)	895	54,425
Tesoro Corp.(2)	1,271	116,029
Valero Energy Corp.(2)	5,182	329,679
		1,279,972
Personal Products — 0.5%
Avon Products, Inc.(2)	21,770	173,942
Medifast, Inc.(1)(2)	2,218	66,474
		240,416
Pharmaceuticals — 4.1%
AbbVie, Inc.(2)	10,348	605,772
Actavis plc(1)	77	22,917
Jazz Pharmaceuticals plc(1)	665	114,905
Johnson & Johnson(2)	5,100	513,060
Lannett Co., Inc.(1)	412	27,896
Merck & Co., Inc.(2)	7,958	457,426
Mylan NV(1)(2)	7,000	415,450
		2,157,426
Professional Services — 0.5%
RPX Corp.(1)(2)	18,974	273,036
Real Estate Investment Trusts (REITs) — 1.2%
DuPont Fabros Technology, Inc.(2)	5,801	189,577
Lamar Advertising Co., Class A(2)	6,471	383,536
Ryman Hospitality Properties, Inc.	917	55,854
		628,967
Real Estate Management and Development — 1.9%
CBRE Group, Inc.(1)(2)	7,101	274,880
Jones Lang LaSalle, Inc.	2,189	373,005
Marcus & Millichap, Inc.(1)(2)	10,239	383,758
		1,031,643

Road and Rail — 0.5%
ArcBest Corp.(2)	6,593	249,809
Union Pacific Corp.(2)	282	30,543
		280,352
Semiconductors and Semiconductor Equipment — 3.0%
Intel Corp.(2)	13,402	419,081
Lam Research Corp.	1,227	86,178
MaxLinear, Inc., Class A(1)(2)	13,248	107,706
Micron Technology, Inc.(1)(2)	3,496	94,847
Microsemi Corp.(1)	735	26,019
NVIDIA Corp.	1,920	40,176
ON Semiconductor Corp.(1)(2)	4,070	49,288
Semtech Corp.(1)(2)	2,143	57,100
Skyworks Solutions, Inc.(2)	484	47,572
Texas Instruments, Inc.(2)	11,073	633,210
Xilinx, Inc.	618	26,141
		1,587,318
Software — 8.0%
Activision Blizzard, Inc.(2)	7,821	177,732
Aspen Technology, Inc.(1)(2)	3,042	117,087
Cadence Design Systems, Inc.(1)(2)	16,254	299,724
Electronic Arts, Inc.(1)(2)	7,394	434,878
EnerNOC, Inc.(1)	3,033	34,576
Gigamon, Inc.(1)(2)	5,348	113,591
Glu Mobile, Inc.(1)(2)	49,726	249,127
Informatica Corp.(1)(2)	4,711	206,601
Intuit, Inc.(2)	2,646	256,556
Microsoft Corp.(2)	31,014	1,260,874
MicroStrategy, Inc., Class A(1)	203	34,346
NetScout Systems, Inc.(1)	624	27,362
Oracle Corp.(2)	21,079	909,559
Pegasystems, Inc.	1,157	25,165
PTC, Inc.(1)	681	24,632
Verint Systems, Inc.(1)	447	27,683
VMware, Inc., Class A(1)(2)	446	36,576
		4,236,069
Specialty Retail — 3.8%
Best Buy Co., Inc.(2)	3,372	127,428
Build-A-Bear Workshop, Inc.(1)(2)	13,100	257,415
Cato Corp. (The), Class A	1,955	77,418
Foot Locker, Inc.(2)	4,960	312,480
Gap, Inc. (The)(2)	9,484	410,942
Home Depot, Inc. (The)(2)	2,319	263,461
Lowe's Cos., Inc.(2)	4,279	318,315
Murphy USA, Inc.(1)	3,810	275,730
		2,043,189
Technology Hardware, Storage and Peripherals — 8.3%
Apple, Inc.(2)	29,098	3,620,664
EMC Corp.(2)	14,670	374,965
NetApp, Inc.(2)	3,861	136,911
SanDisk Corp.(2)	4,404	280,183
		4,412,723

Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)	768	55,964
Skechers U.S.A., Inc., Class A(1)	473	34,013
Vera Bradley, Inc.(1)(2)	21,911	355,616
Wolverine World Wide, Inc.(2)	6,067	202,941
		648,534
Thrifts and Mortgage Finance — 0.6%
Nationstar Mortgage Holdings, Inc.(1)(2)	11,837	293,203
Tobacco — 0.1%
Altria Group, Inc.(2)	535	26,761
TOTAL COMMON STOCKS (Cost $57,268,394)		62,273,653
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $140,220), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $137,281)		137,281
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $560,700), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $549,000)		549,000
State Street Institutional Liquid Reserves Fund, Premier Class	114,729	114,729
TOTAL TEMPORARY CASH INVESTMENTS (Cost $801,010)		801,010
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 118.5% (Cost $58,069,404)		63,074,663
COMMON STOCKS SOLD SHORT — (27.2)%
Aerospace and Defense — (0.4)%
American Science & Engineering, Inc.	(3,582)	(175,016)
SIFCO Industries, Inc.	(2,053)	(44,735)
		(219,751)
Air Freight and Logistics — (0.1)%
Hub Group, Inc., Class A	(1,322)	(51,941)
Airlines — (0.6)%
Allegiant Travel Co.	(1,382)	(265,745)
Spirit Airlines, Inc.	(498)	(38,525)
		(304,270)
Auto Components — (0.7)%
Shiloh Industries, Inc.	(25,320)	(355,493)
Beverages — (0.1)%
Craft Brew Alliance, Inc.	(5,615)	(76,589)
Biotechnology — (0.3)%
Bluebird Bio, Inc.	(653)	(78,863)
Insmed, Inc.	(5,176)	(107,661)
		(186,524)
Capital Markets — (0.1)%
CIFC Corp.	(3,597)	(27,517)
Chemicals — (0.4)%
Rentech, Inc.	(76,988)	(86,227)
WR Grace & Co.	(1,038)	(102,627)
		(188,854)
Commercial Services and Supplies — (0.3)%
InnerWorkings, Inc.	(12,799)	(86,009)
Interface, Inc.	(4,783)	(99,391)
		(185,400)
Communications Equipment — (0.3)%
Motorola Solutions, Inc.	(1,520)	(101,339)

ViaSat, Inc.	(961)	(57,285)
		(158,624)
Construction and Engineering — (1.3)%
Comfort Systems USA, Inc.	(13,290)	(279,622)
Sterling Construction Co., Inc.	(86,020)	(388,810)
		(668,432)
Containers and Packaging — (0.4)%
AEP Industries, Inc.	(4,006)	(220,490)
Diversified Financial Services — (0.1)%
Leucadia National Corp.	(1,477)	(32,922)
Diversified Telecommunication Services — (0.4)%
Cogent Communications Holdings, Inc.	(5,533)	(195,481)
Electrical Equipment — (0.3)%
Franklin Electric Co., Inc.	(4,821)	(183,873)
Electronic Equipment, Instruments and Components — (1.5)%
Anixter International, Inc.	(1,054)	(80,241)
Badger Meter, Inc.	(3,422)	(205,115)
CUI Global, Inc.	(61,995)	(363,291)
FARO Technologies, Inc.	(2,181)	(135,505)
		(784,152)
Energy Equipment and Services — (0.5)%
Nabors Industries Ltd.	(9,191)	(125,457)
Patterson-UTI Energy, Inc.	(6,182)	(116,067)
		(241,524)
Food and Staples Retailing — (0.7)%
Chefs' Warehouse, Inc. (The)	(2,213)	(49,637)
Natural Grocers by Vitamin Cottage, Inc.	(1,157)	(31,945)
United Natural Foods, Inc.	(3,826)	(294,755)
		(376,337)
Food Products — (0.3)%
Inventure Foods, Inc.	(2,770)	(30,996)
Lifeway Foods, Inc.	(5,014)	(107,250)
		(138,246)
Health Care Equipment and Supplies — (1.1)%
Endologix, Inc.	(5,986)	(102,181)
NxStage Medical, Inc.	(4,804)	(83,109)
Spectranetics Corp. (The)	(10,137)	(352,362)
STAAR Surgical Co.	(9,962)	(74,018)
		(611,670)
Health Care Providers and Services — (1.5)%
Aceto Corp.	(6,980)	(153,560)
Brookdale Senior Living, Inc.	(7,390)	(279,046)
Providence Service Corp. (The)	(5,364)	(284,936)
Tenet Healthcare Corp.	(2,173)	(107,585)
		(825,127)
Household Durables — (1.6)%
Beazer Homes USA, Inc.	(5,788)	(102,563)
D.R. Horton, Inc.	(1,084)	(30,872)
Dixie Group, Inc. (The)	(33,360)	(301,908)
William Lyon Homes, Class A	(15,103)	(389,960)
		(825,303)

Insurance — (0.6)%
Arthur J Gallagher & Co.	(1,947)	(91,022)
Crawford & Co., Class B	(14,885)	(128,606)
eHealth, Inc.	(8,771)	(82,272)
National Interstate Corp.	(934)	(26,227)
		(328,127)
Internet Software and Services — (0.7)%
Dealertrack Technologies, Inc.	(1,165)	(44,876)
GTT Communications, Inc.	(18,678)	(352,640)
		(397,516)
IT Services — (0.8)%
Global Payments, Inc.	(329)	(30,163)
Heartland Payment Systems, Inc.	(1,181)	(55,330)
iGATE Corp.	(2,692)	(114,841)
WEX, Inc.	(2,287)	(245,532)
		(445,866)
Life Sciences Tools and Services — (0.1)%
Fluidigm Corp.	(1,859)	(78,264)
Machinery — (0.9)%
Donaldson Co., Inc.	(2,324)	(87,638)
EnPro Industries, Inc.	(1,061)	(69,973)
Gorman-Rupp Co. (The)	(1,904)	(57,025)
NN, Inc.	(10,835)	(271,742)
		(486,378)
Media — (0.1)%
Loral Space & Communications, Inc.	(404)	(27,650)
Metals and Mining — (0.5)%
Haynes International, Inc.	(1,219)	(54,379)
Horsehead Holding Corp.	(5,909)	(74,808)
Olympic Steel, Inc.	(9,969)	(134,183)
		(263,370)
Oil, Gas and Consumable Fuels — (1.7)%
Bonanza Creek Energy, Inc.	(4,280)	(105,545)
GasLog Ltd.	(7,960)	(154,583)
Gastar Exploration, Inc.	(28,383)	(74,363)
Gulfport Energy Corp.	(1,383)	(63,493)
QEP Resources, Inc.	(2,515)	(52,438)
Rice Energy, Inc.	(4,826)	(105,014)
SemGroup Corp., Class A	(2,352)	(191,312)
Whiting Petroleum Corp.	(1,072)	(33,125)
Williams Cos., Inc. (The)	(2,607)	(131,888)
		(911,761)
Paper and Forest Products — (0.9)%
Deltic Timber Corp.	(4,612)	(305,545)
Wausau Paper Corp.	(20,950)	(199,653)
		(505,198)
Personal Products — (0.3)%
Inter Parfums, Inc.	(5,630)	(183,651)
Pharmaceuticals — (0.2)%
Pain Therapeutics, Inc.	(67,759)	(128,064)
Professional Services — (0.6)%
Advisory Board Co. (The)	(5,111)	(272,314)

Paylocity Holding Corp.	(990)	(28,354)
		(300,668)
Real Estate Management and Development — (1.3)%
Forestar Group, Inc.	(4,581)	(72,242)
Kennedy-Wilson Holdings, Inc.	(9,123)	(238,475)
Tejon Ranch Co.	(13,910)	(367,920)
		(678,637)
Road and Rail — (0.4)%
Kansas City Southern	(836)	(85,339)
Roadrunner Transportation Systems, Inc.	(4,873)	(123,141)
		(208,480)
Semiconductors and Semiconductor Equipment — (0.8)%
Exar Corp.	(26,550)	(266,827)
SunEdison, Inc.	(6,467)	(155,208)
		(422,035)
Software — (0.7)%
Comverse, Inc.	(18,028)	(355,152)
Interactive Intelligence Group, Inc.	(668)	(27,508)
		(382,660)
Specialty Retail — (1.4)%
Cabela's, Inc.	(1,030)	(57,659)
CarMax, Inc.	(904)	(62,385)
Destination Maternity Corp.	(2,052)	(30,903)
Destination XL Group, Inc.	(7,709)	(38,083)
Signet Jewelers Ltd.	(1,216)	(168,769)
Winmark Corp.	(4,153)	(363,678)
		(721,477)
Technology Hardware, Storage and Peripherals — (0.9)%
Cray, Inc.	(7,033)	(197,487)
Electronics For Imaging, Inc.	(1,758)	(73,396)
Silicon Graphics International Corp.	(22,485)	(195,395)
		(466,278)
Thrifts and Mortgage Finance — (0.2)%
United Financial Bancorp, Inc.	(7,358)	(91,460)
Trading Companies and Distributors — (1.1)%
Beacon Roofing Supply, Inc.	(11,727)	(367,055)
Stock Building Supply Holdings, Inc.	(5,834)	(105,362)
Watsco, Inc.	(944)	(118,661)
		(591,078)
TOTAL COMMON STOCKS SOLD SHORT — (27.2)% (Proceeds $13,572,743)		(14,477,138)
OTHER ASSETS AND LIABILITIES — 8.7%		4,626,573
TOTAL NET ASSETS — 100.0%		$53,224,098

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $38,941,695.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	62,273,653	—	—
Temporary Cash Investments	114,729	686,281	—
	62,388,382	686,281	—
Liabilities
Securities Sold Short
Common Stocks	(14,477,138)	—	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$58,095,641
Gross tax appreciation of investments	$6,103,060
Gross tax depreciation of investments	(1,124,038)
Net tax appreciation (depreciation) of investments	4,979,022
Net tax appreciation (depreciation) on securities sold short	(932,269)
Net tax appreciation (depreciation)	$4,046,753

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Value Fund
March 31, 2015

Emerging Markets Value - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.0%
Brazil — 7.6%
AES Tiete SA Preference Shares	3,300	17,764
Banco Bradesco SA Preference Shares	1,440	13,369
Banco do Estado do Rio Grande do Sul SA Preference Shares	10,700	37,247
BB Seguridade Participacoes SA	3,800	38,946
CCR SA	7,000	36,211
Cia Energetica de Minas Gerais ADR	11,384	46,561
Cia Energetica de Sao Paulo Preference Shares	7,900	58,912
JBS SA	10,500	46,684
Petroleo Brasileiro SA Preference Shares ADR	4,177	25,438
Qualicorp SA(1)	2,000	14,401
Transmissora Alianca de Energia Eletrica SA	7,800	51,787
Vale SA ADR	3,600	20,340
Via Varejo SA(1)	4,500	23,335
		430,995
Chile — 0.9%
Corpbanca SA	4,925,089	52,208
China — 24.0%
Agricultural Bank of China Ltd., H Shares	133,000	65,898
Anhui Conch Cement Co. Ltd., H Shares	10,000	37,877
Bank of China Ltd., H Shares	140,000	80,927
Belle International Holdings Ltd.	14,000	16,328
China CITIC Bank Corp. Ltd., H Shares	95,000	71,587
China Construction Bank Corp., H Shares	253,000	210,247
China Everbright Bank Co. Ltd., H Shares	46,000	25,345
China Merchants Bank Co. Ltd., H Shares	15,500	37,892
China Mobile Ltd.	17,000	221,594
China Petroleum & Chemical Corp., H Shares	54,000	43,074
China Railway Group Ltd., H Shares	16,000	16,387
China Shenhua Energy Co. Ltd., H Shares	33,500	85,627
China Telecom Corp. Ltd., H Shares	60,000	38,553
China Unicom Ltd.	10,000	15,229
Chongqing Rural Commercial Bank Co. Ltd., H Shares	38,000	24,572
CNOOC Ltd.	11,000	15,576
GOME Electrical Appliances Holding Ltd.	180,000	25,977
Huadian Power International Corp. Ltd., H Shares	40,000	33,288
Huaneng Power International, Inc., H Shares	46,000	54,225
Industrial & Commercial Bank of China Ltd., H Shares	217,000	160,185
PetroChina Co. Ltd., H Shares	46,000	51,096
Zhejiang Expressway Co. Ltd., H Shares	12,000	15,873
Zhuzhou CSR Times Electric Co. Ltd., H Shares	3,500	22,931
		1,370,288

Colombia — 0.2%
Cemex Latam Holdings SA(1)	2,067	10,733
Egypt — 1.2%
Commercial International Bank Egypt S.A.E.	8,906	66,299
Greece — 0.3%
Alpha Bank AE(1)	48,263	14,244
India — 3.9%
HDFC Bank Ltd. ADR	1,000	58,890
ICICI Bank Ltd. ADR	4,500	46,620
Infosys Ltd. ADR	1,600	56,128
Tata Motors Ltd. ADR	1,350	60,831
		222,469
Indonesia — 3.5%
PT Adaro Energy Tbk	648,000	47,041
PT Bank Negara Indonesia (Persero) Tbk	104,900	57,892
PT Bank Rakyat Indonesia (Persero) Tbk	79,900	81,032
PT Indo Tambangraya Megah Tbk	11,800	15,224
		201,189
Malaysia — 3.4%
Alliance Financial Group Bhd	4,800	6,201
Hong Leong Bank Bhd	17,200	66,227
Hong Leong Financial Group Bhd	4,900	22,429
Malayan Banking Bhd	20,300	51,099
Maxis Bhd	8,700	16,856
RHB Capital Bhd	15,000	32,036
		194,848
Mexico — 4.9%
America Movil SAB de CV, Series L ADR	4,408	90,188
Genomma Lab Internacional SAB de CV, Series B(1)	25,200	23,542
Gentera SAB de CV(1)	5,200	9,320
Gruma SAB de CV, B Shares	5,200	66,166
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	4,800	31,541
OHL Mexico SAB de CV(1)	19,200	36,289
Promotora y Operadora de Infraestructura SAB de CV(1)	2,200	23,481
		280,527
Peru — 0.2%
Southern Copper Corp.	300	8,754
Philippines — 0.2%
Philippine Long Distance Telephone Co.	220	13,985
Poland — 2.1%
Bank Millennium SA	20,350	35,649
KGHM Polska Miedz SA	720	22,777
Orange Polska SA	9,699	24,359
Polskie Gornictwo Naftowe i Gazownictwo SA	26,197	38,005
		120,790
Russia — 2.9%
Gazprom OAO ADR	8,162	38,482
MMC Norilsk Nickel OJSC ADR	2,429	42,920
Mobile Telesystems OJSC ADR	800	8,080

Rosneft Oil Co. OJSC GDR	7,269	31,077
Tatneft OAO ADR	1,566	46,337
		166,896
South Africa — 8.1%
Coronation Fund Managers Ltd.	7,060	57,195
Growthpoint Properties Ltd.	17,716	41,813
Kumba Iron Ore Ltd.	1,744	22,351
Liberty Holdings Ltd.	1,656	22,920
MMI Holdings Ltd.	13,643	36,918
MTN Group Ltd.	5,666	95,489
Redefine Properties Ltd.	21,695	22,180
Sappi Ltd.(1)	11,615	46,850
Sasol Ltd.	3,433	116,193
		461,909
South Korea — 13.6%
CJ Corp.	237	37,603
DGB Financial Group, Inc.	1,347	14,683
Dongbu Insurance Co. Ltd.	247	11,008
GS Engineering & Construction Corp.(1)	1,168	31,782
Halla Visteon Climate Control Corp.	1,447	49,952
Hanwha Corp.	1,942	63,461
Hyosung Corp.	265	20,656
Hyundai Engineering & Construction Co. Ltd.	1,053	47,782
Hyundai Motor Co.	241	36,579
Kia Motors Corp.	2,249	91,362
Korea Zinc Co. Ltd.	144	54,881
KT&G Corp.	176	14,070
LG Chem Ltd.	194	39,459
LG Corp.	1,088	59,983
LS Corp.	235	10,990
NCSoft Corp.	167	27,282
Samsung Electronics Co. Ltd.	70	90,741
Shinhan Financial Group Co. Ltd.	190	7,159
SK Telecom Co. Ltd.	265	65,233
		774,666
Taiwan — 13.2%
Asustek Computer, Inc.	1,000	10,047
AU Optronics Corp.	120,000	60,503
Cathay Financial Holding Co. Ltd.	37,300	59,453
China Airlines Ltd.(1)	57,000	29,222
Far EasTone Telecommunications Co. Ltd.	11,000	26,519
Foxconn Technology Co. Ltd.	6,000	16,088
Fubon Financial Holding Co. Ltd.	22,000	39,428
Highwealth Construction Corp.	28,000	66,057
Hon Hai Precision Industry Co. Ltd.	25,480	74,486
Innolux Corp.	132,000	65,785
Inotera Memories, Inc.(1)	44,000	58,429
Pegatron Corp.	27,000	72,924
Realtek Semiconductor Corp.	17,000	54,148

Vanguard International Semiconductor Corp.	13,000	22,018
Wan Hai Lines Ltd.	52,000	64,093
Zhen Ding Technology Holding Ltd.	11,000	35,782
		754,982
Thailand — 1.4%
PTT Exploration & Production PCL	12,800	42,956
PTT PCL	3,800	37,751
		80,707
Turkey — 1.6%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	27,263	30,869
Eregli Demir ve Celik Fabrikalari TAS	40,284	62,569
		93,438
United Arab Emirates — 0.8%
Dubai Islamic Bank PJSC	25,909	43,686
TOTAL COMMON STOCKS (Cost $5,674,400)		5,363,613
EXCHANGE-TRADED FUNDS — 5.7%
iShares MSCI India ETF	7,796	250,173
iShares MSCI Emerging Markets Index Fund	1,852	74,321
TOTAL EXCHANGE-TRADED FUNDS (Cost $278,712)		324,494
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $3,226), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $3,158)		3,158
State Street Institutional Liquid Reserves Fund, Premier Class	15,268	15,268
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,426)		18,426
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,971,538)		5,706,533
OTHER ASSETS AND LIABILITIES†		(2,677)
TOTAL NET ASSETS — 100.0%		$5,703,856

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	31.8%
Information Technology	11.3%
Energy	11.1%
Telecommunication Services	10.8%
Materials	8.2%
Industrials	8.0%
Consumer Discretionary	5.4%
Utilities	4.5%
Consumer Staples	2.2%
Health Care	0.7%
Exchange-Traded Funds	5.7%
Cash and Equivalents*	0.3%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	92,339	338,656	—
India	222,469	—	—
Mexico	90,188	190,339	—
Peru	8,754	—	—
Russia	8,080	158,816	—
Other Countries	—	4,253,972	—
Exchange-Traded Funds	324,494	—	—
Temporary Cash Investments	15,268	3,158	—
	761,592	4,944,941	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,982,182
Gross tax appreciation of investments	$414,400
Gross tax depreciation of investments	(690,049)
Net tax appreciation (depreciation) of investments	$(275,649)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2015

Equity Growth - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 4.4%
Boeing Co. (The)	209,086	31,379,627
Honeywell International, Inc.	417,994	43,600,954
Lockheed Martin Corp.	209,445	42,508,957
Teledyne Technologies, Inc.(1)	17,370	1,853,900
United Technologies Corp.	306,303	35,898,712
		155,242,150
Air Freight and Logistics — 0.6%
FedEx Corp.	98,616	16,316,017
United Parcel Service, Inc., Class B	41,058	3,980,163
		20,296,180
Airlines — 1.1%
Southwest Airlines Co.	901,659	39,943,494
Auto Components — 1.0%
Delphi Automotive plc	57,394	4,576,597
Magna International, Inc.	558,274	29,956,983
		34,533,580
Banks — 4.2%
Bank of America Corp.	2,816,356	43,343,719
Citigroup, Inc.	719,647	37,076,213
JPMorgan Chase & Co.	747,931	45,309,660
Wells Fargo & Co.	415,649	22,611,306
		148,340,898
Beverages — 1.7%
Coca-Cola Co. (The)	107,272	4,349,880
Dr Pepper Snapple Group, Inc.	375,367	29,458,802
PepsiCo, Inc.	274,636	26,260,694
		60,069,376
Biotechnology — 5.4%
Amgen, Inc.	352,724	56,382,931
Biogen Idec, Inc.(1)	114,415	48,310,589
Celgene Corp.(1)	328,292	37,845,502
Gilead Sciences, Inc.(1)	502,774	49,337,213
		191,876,235
Capital Markets — 2.3%
Ameriprise Financial, Inc.	236,274	30,914,090
Franklin Resources, Inc.	585,485	30,047,090
T. Rowe Price Group, Inc.	61,450	4,976,221
Waddell & Reed Financial, Inc., Class A	292,938	14,512,149
		80,449,550
Chemicals — 3.7%
Cabot Corp.	367,160	16,522,200
Dow Chemical Co. (The)	798,869	38,329,735
E.I. du Pont de Nemours & Co.	544,773	38,934,926
LyondellBasell Industries NV, Class A	417,945	36,695,571
		130,482,432

Commercial Services and Supplies — 0.1%
Waste Management, Inc.	75,071	4,071,100
Communications Equipment — 3.0%
Cisco Systems, Inc.	2,044,535	56,275,826
QUALCOMM, Inc.	720,962	49,991,505
		106,267,331
Consumer Finance — 0.2%
Cash America International, Inc.	296,362	6,905,235
Containers and Packaging — 0.5%
Ball Corp.	50,073	3,537,157
Sonoco Products Co.	315,245	14,331,037
		17,868,194
Diversified Consumer Services — 0.8%
H&R Block, Inc.	884,691	28,372,040
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	138,098	19,930,303
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	199,881	6,526,115
Verizon Communications, Inc.	257,516	12,523,003
		19,049,118
Electric Utilities — 0.8%
Entergy Corp.	349,087	27,050,752
Electrical Equipment — 0.7%
Emerson Electric Co.	455,986	25,817,927
Energy Equipment and Services — 1.5%
National Oilwell Varco, Inc.	153,898	7,693,361
Schlumberger Ltd.	564,771	47,124,492
		54,817,853
Food and Staples Retailing — 1.8%
CVS Health Corp.	100,397	10,361,975
Kroger Co. (The)	41,111	3,151,569
Wal-Mart Stores, Inc.	622,389	51,191,495
		64,705,039
Food Products — 3.7%
Archer-Daniels-Midland Co.	743,437	35,238,914
Bunge Ltd.	286,650	23,608,494
ConAgra Foods, Inc.	367,304	13,417,615
Ingredion, Inc.	290,200	22,583,364
Pilgrim's Pride Corp.	892,097	20,152,471
Sanderson Farms, Inc.	202,877	16,159,153
		131,160,011
Health Care Equipment and Supplies — 1.4%
Boston Scientific Corp.(1)	194,752	3,456,848
C.R. Bard, Inc.	92,986	15,561,207
St. Jude Medical, Inc.	458,817	30,006,632
		49,024,687
Health Care Providers and Services — 1.2%
Aetna, Inc.	370,776	39,498,767
Cardinal Health, Inc.	48,647	4,391,365
		43,890,132
Health Care Technology — 0.8%
Cerner Corp.(1)	411,162	30,121,728

Hotels, Restaurants and Leisure — 2.5%
Brinker International, Inc.	126,609	7,794,050
Chipotle Mexican Grill, Inc.(1)	27,639	17,980,275
Las Vegas Sands Corp.	354,821	19,529,348
Starbucks Corp.	150,400	14,242,880
Wyndham Worldwide Corp.	342,212	30,959,920
		90,506,473
Household Products — 2.8%
Energizer Holdings, Inc.	246,257	33,995,779
Kimberly-Clark Corp.	12,536	1,342,731
Procter & Gamble Co. (The)	647,980	53,095,481
Spectrum Brands Holdings, Inc.	131,207	11,750,899
		100,184,890
Industrial Conglomerates — 1.9%
3M Co.	288,120	47,525,394
General Electric Co.	871,858	21,630,797
		69,156,191
Insurance — 2.7%
American International Group, Inc.	469,683	25,733,931
Amtrust Financial Services, Inc.	467,812	26,658,267
Aspen Insurance Holdings Ltd.	428,466	20,236,449
Hanover Insurance Group, Inc. (The)	317,993	23,079,932
		95,708,579
Internet and Catalog Retail — 0.9%
Priceline Group, Inc. (The)(1)	28,797	33,524,028
Internet Software and Services — 2.1%
eBay, Inc.(1)	704,117	40,613,468
Google, Inc., Class A(1)	60,594	33,611,492
		74,224,960
IT Services — 3.1%
Accenture plc, Class A	383,566	35,936,299
Amdocs Ltd.	362,646	19,727,942
International Business Machines Corp.	345,858	55,510,209
		111,174,450
Life Sciences Tools and Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	48,503	6,556,636
Machinery — 3.5%
Caterpillar, Inc.	430,831	34,479,405
Cummins, Inc.	224,889	31,178,611
Parker-Hannifin Corp.	248,259	29,488,204
Stanley Black & Decker, Inc.	301,859	28,785,274
		123,931,494
Media — 1.5%
Cablevision Systems Corp., Class A	335,568	6,140,894
Comcast Corp., Class A	510,323	28,817,940
DIRECTV(1)	54,772	4,661,097
Omnicom Group, Inc.	132,265	10,314,025
Walt Disney Co. (The)	20,012	2,099,059
		52,033,015
Metals and Mining — 0.5%
Alcoa, Inc.	1,490,792	19,261,033

Multiline Retail — 3.3%
Big Lots, Inc.	144,281	6,929,816
Dillard's, Inc., Class A	199,274	27,202,894
Kohl's Corp.	381,505	29,852,766
Macy's, Inc.	511,359	33,192,313
Target Corp.	259,849	21,325,807
		118,503,596
Oil, Gas and Consumable Fuels — 4.2%
Chevron Corp.	105,483	11,073,605
CVR Energy, Inc.	36,714	1,562,548
EOG Resources, Inc.	394,540	36,175,373
Exxon Mobil Corp.	491,477	41,775,545
Kosmos Energy Ltd.(1)	220,779	1,746,362
Marathon Petroleum Corp.	98,558	10,091,354
Tesoro Corp.	38,436	3,508,822
Valero Energy Corp.	666,182	42,382,499
		148,316,108
Pharmaceuticals — 8.0%
AbbVie, Inc.	778,749	45,587,966
Johnson & Johnson	805,753	81,058,752
Merck & Co., Inc.	1,013,693	58,267,074
Mylan NV(1)	462,245	27,434,241
Pfizer, Inc.	2,071,565	72,069,746
		284,417,779
Real Estate Investment Trusts (REITs) — 2.4%
DuPont Fabros Technology, Inc.	101,832	3,327,870
Geo Group, Inc. (The)	25,580	1,118,869
Hospitality Properties Trust	518,988	17,121,414
Host Hotels & Resorts, Inc.	1,410,164	28,457,110
Lamar Advertising Co., Class A	126,168	7,477,977
LaSalle Hotel Properties	590,791	22,958,138
Post Properties, Inc.	17,632	1,003,790
Rayonier, Inc.	149,083	4,019,278
		85,484,446
Real Estate Management and Development — 0.6%
CBRE Group, Inc.(1)	142,353	5,510,485
Jones Lang LaSalle, Inc.	98,766	16,829,726
		22,340,211
Semiconductors and Semiconductor Equipment — 3.4%
Broadcom Corp., Class A	787,850	34,109,966
Intel Corp.	1,859,630	58,150,630
Texas Instruments, Inc.	510,414	29,188,024
		121,448,620
Software — 4.7%
Microsoft Corp.	2,143,556	87,146,269
Oracle Corp.	1,330,494	57,410,816
Synopsys, Inc.(1)	513,990	23,808,017
		168,365,102
Specialty Retail — 2.4%
Bed Bath & Beyond, Inc.(1)	238,713	18,327,190
Foot Locker, Inc.	506,366	31,901,058
Gap, Inc. (The)	670,048	29,033,180

Lowe's Cos., Inc.	85,558	6,364,660
		85,626,088
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	905,267	112,642,373
EMC Corp.	588,373	15,038,814
Hewlett-Packard Co.	1,159,367	36,125,876
Seagate Technology plc	191,289	9,952,766
Western Digital Corp.	299,870	27,291,169
		201,050,998
Thrifts and Mortgage Finance — 0.5%
EverBank Financial Corp.	640,310	11,544,789
Nationstar Mortgage Holdings, Inc.(1)	216,655	5,366,545
		16,911,334
TOTAL COMMON STOCKS (Cost $2,916,770,895)		3,519,011,376
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $6,150,785), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $6,021,882)		6,021,869
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/41, valued at $24,573,850), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $24,092,007)		24,092,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,022,871	5,022,871
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,136,740)		35,136,740
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,951,907,635)		3,554,148,116
OTHER ASSETS AND LIABILITIES — 0.1%		5,279,597
TOTAL NET ASSETS — 100.0%		$3,559,427,713

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,519,011,376	—	—
Temporary Cash Investments	5,022,871	30,113,869	—
	3,524,034,247	30,113,869	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,955,330,718
Gross tax appreciation of investments	$655,858,294
Gross tax depreciation of investments	(57,040,896)
Net tax appreciation (depreciation) of investments	$598,817,398

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Market Neutral Fund
March 31, 2015

Equity Market Neutral - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.4%
Aerospace and Defense — 3.1%
Esterline Technologies Corp.(1)	2,413	276,096
Huntington Ingalls Industries, Inc.	4,115	576,717
Lockheed Martin Corp.(2)	3,223	654,140
Moog, Inc., Class A(1)(2)	8,321	624,491
Teledyne Technologies, Inc.(1)	6,095	650,519
Textron, Inc.(2)	14,060	623,280
		3,405,243
Auto Components — 1.1%
Dana Holding Corp.(2)	28,116	594,934
Gentex Corp.(2)	33,486	612,794
		1,207,728
Banks — 0.4%
East West Bancorp, Inc.	1,452	58,748
First Horizon National Corp.(2)	25,142	359,279
		418,027
Beverages — 0.7%
Dr Pepper Snapple Group, Inc.(2)	9,308	730,492
Biotechnology — 1.2%
Amgen, Inc.	1,656	264,712
Biogen Idec, Inc.(1)	630	266,011
Celgene Corp.(1)	2,165	249,581
Regeneron Pharmaceuticals, Inc.(1)	592	267,276
United Therapeutics Corp.(1)	1,539	265,378
		1,312,958
Building Products — 1.4%
Masco Corp.(2)	27,551	735,612
Owens Corning	4,954	215,004
USG Corp.(1)	20,609	550,260
		1,500,876
Capital Markets — 3.1%
Artisan Partners Asset Management, Inc., Class A(2)	12,338	560,886
Evercore Partners, Inc., Class A(2)	11,964	618,060
Franklin Resources, Inc.(2)	10,939	561,390
Janus Capital Group, Inc.(2)	10,037	172,536
Legg Mason, Inc.(2)	11,087	612,002
T. Rowe Price Group, Inc.(2)	2,397	194,109
Waddell & Reed Financial, Inc., Class A(2)	12,852	636,688
		3,355,671
Chemicals — 2.4%
Albemarle Corp.(2)	7,648	404,120
Cabot Corp.(2)	14,169	637,605
Dow Chemical Co. (The)(2)	4,404	211,304
International Flavors & Fragrances, Inc.	547	64,218
Minerals Technologies, Inc.(2)	8,532	623,689

Sensient Technologies Corp.	10,002	688,938
		2,629,874
Commercial Services and Supplies — 2.7%
Cintas Corp.(2)	8,798	718,181
Deluxe Corp.(2)	9,198	637,237
Herman Miller, Inc.(2)	20,881	579,657
MSA Safety, Inc.(2)	4,106	204,807
Pitney Bowes, Inc.(2)	24,741	576,960
RR Donnelley & Sons Co.(2)	10,136	194,510
		2,911,352
Communications Equipment — 2.6%
ARRIS Group, Inc.(1)(2)	18,465	533,546
Brocade Communications Systems, Inc.(2)	44,305	525,679
Ciena Corp.(1)	22,390	432,351
Juniper Networks, Inc.	3,588	81,017
Polycom, Inc.(1)(2)	53,148	712,183
QUALCOMM, Inc.(2)	8,218	569,836
		2,854,612
Construction and Engineering — 0.3%
EMCOR Group, Inc.	7,217	335,374
Consumer Finance — 0.7%
Cash America International, Inc.(2)	7,442	173,399
Credit Acceptance Corp.(1)	3,192	622,440
		795,839
Containers and Packaging — 2.1%
Ball Corp.(2)	9,139	645,579
Crown Holdings, Inc.(1)(2)	13,029	703,827
Graphic Packaging Holding Co.	38,641	561,840
Rock Tenn Co., Class A	5,039	325,015
		2,236,261
Diversified Consumer Services — 1.5%
Apollo Education Group, Inc., Class A(1)(2)	22,374	423,316
DeVry Education Group, Inc.(2)	15,953	532,192
H&R Block, Inc.(2)	19,892	637,937
		1,593,445
Diversified Financial Services — 0.2%
Voya Financial, Inc.(2)	3,714	160,110
Electric Utilities — 0.7%
Entergy Corp.(2)	7,409	574,124
IDACORP, Inc.	3,660	230,104
		804,228
Electrical Equipment — 1.0%
Emerson Electric Co.(2)	7,234	409,589
Generac Holdings, Inc.(1)(2)	3,777	183,902
Rockwell Automation, Inc.(2)	4,473	518,823
		1,112,314
Electronic Equipment, Instruments and Components — 1.7%
Corning, Inc.(2)	19,749	447,907
Dolby Laboratories, Inc., Class A(2)	15,138	577,666
Itron, Inc.(1)(2)	15,700	573,207
Vishay Intertechnology, Inc.(2)	19,147	264,612
		1,863,392

Energy Equipment and Services — 2.3%
Dril-Quip, Inc.(1)	8,139	556,626
FMC Technologies, Inc.(1)(2)	7,754	286,976
Forum Energy Technologies, Inc.(1)(2)	27,957	547,957
Helix Energy Solutions Group, Inc.(1)	10,706	160,162
National Oilwell Varco, Inc.	5,008	250,350
Superior Energy Services, Inc.(2)	31,760	709,518
		2,511,589
Food and Staples Retailing — 1.5%
Rite Aid Corp.(1)(2)	75,870	659,310
SUPERVALU, Inc.(1)(2)	47,530	552,774
Wal-Mart Stores, Inc.	4,732	389,207
		1,601,291
Food Products — 4.6%
Archer-Daniels-Midland Co.(2)	13,542	641,891
Bunge Ltd.	6,541	538,717
ConAgra Foods, Inc.(2)	16,838	615,092
Ingredion, Inc.(2)	8,157	634,777
Pilgrim's Pride Corp.(2)	22,890	517,085
Pinnacle Foods, Inc.(2)	17,452	712,216
Sanderson Farms, Inc.(2)	7,506	597,853
Seaboard Corp.(1)	174	718,968
		4,976,599
Gas Utilities — 1.1%
New Jersey Resources Corp.(2)	22,688	704,689
UGI Corp.(2)	16,082	524,113
		1,228,802
Health Care Equipment and Supplies — 1.5%
C.R. Bard, Inc.(2)	3,031	507,238
DexCom, Inc.(1)	3,354	209,088
Hologic, Inc.(1)(2)	13,741	453,797
St. Jude Medical, Inc.	6,236	407,834
		1,577,957
Health Care Providers and Services — 2.3%
Aetna, Inc.(2)	3,631	386,810
Cardinal Health, Inc.(2)	2,182	196,969
Centene Corp.(1)(2)	2,445	172,837
HCA Holdings, Inc.(1)	2,495	187,699
Health Net, Inc.(1)(2)	13,381	809,417
Molina Healthcare, Inc.(1)(2)	11,405	767,443
		2,521,175
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(1)(2)	49,130	587,595
Hotels, Restaurants and Leisure — 3.1%
Brinker International, Inc.(2)	10,906	671,373
Cracker Barrel Old Country Store, Inc.	4,518	687,369
Las Vegas Sands Corp.	1,035	56,966
Marriott Vacations Worldwide Corp.	6,219	504,050
SeaWorld Entertainment, Inc.(2)	13,896	267,915
Vail Resorts, Inc.	3,996	413,266
Wyndham Worldwide Corp.(2)	7,900	714,713
		3,315,652

Household Durables — 1.2%
Garmin Ltd.	6,427	305,411
Harman International Industries, Inc.	4,184	559,108
Tempur-Pedic International, Inc.(1)	6,223	359,316
Toll Brothers, Inc.(1)	2,917	114,755
		1,338,590
Household Products — 1.2%
Energizer Holdings, Inc.	4,945	682,657
Spectrum Brands Holdings, Inc.	6,445	577,214
		1,259,871
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.(1)	20,825	476,268
Industrial Conglomerates — 0.1%
3M Co.	944	155,713
Insurance — 3.3%
Allstate Corp. (The)(2)	9,336	664,443
American Financial Group, Inc.	6,336	406,454
American International Group, Inc.(2)	11,834	648,385
Amtrust Financial Services, Inc.(2)	9,590	546,486
Aspen Insurance Holdings Ltd.(2)	12,931	610,731
Hanover Insurance Group, Inc. (The)(2)	9,503	689,728
		3,566,227
Internet and Catalog Retail — 0.6%
Expedia, Inc.(2)	7,279	685,172
Internet Software and Services — 2.3%
Cimpress NV(1)	7,256	612,261
eBay, Inc.(1)	7,373	425,275
Endurance International Group Holdings, Inc.(1)	28,902	550,872
IAC/InterActiveCorp	2,165	146,072
VeriSign, Inc.(1)(2)	10,877	728,433
		2,462,913
IT Services — 2.9%
Amdocs Ltd.(2)	10,157	552,541
Computer Sciences Corp.(2)	9,644	629,560
DST Systems, Inc.	1,918	212,342
Science Applications International Corp.	6,360	326,586
Teradata Corp.(1)(2)	14,259	629,392
VeriFone Systems, Inc.(1)(2)	15,603	544,389
Xerox Corp.	18,375	236,119
		3,130,929
Life Sciences Tools and Services — 1.5%
Bio-Rad Laboratories, Inc., Class A(1)	2,457	332,137
Bruker Corp.(1)(2)	30,946	571,573
PAREXEL International Corp.(1)(2)	10,729	740,194
		1,643,904
Machinery — 3.4%
Allison Transmission Holdings, Inc.	4,146	132,423
Caterpillar, Inc.(2)	7,002	560,370
Cummins, Inc.	4,359	604,332
Joy Global, Inc.(2)	9,408	368,605
Parker-Hannifin Corp.	5,563	660,773
Rexnord Corp.(1)(2)	23,008	614,084
Snap-On, Inc.	747	109,854

Stanley Black & Decker, Inc.	7,054	672,669
		3,723,110
Marine — 0.9%
Kirby Corp.(1)	4,262	319,863
Matson, Inc.(2)	14,475	610,266
		930,129
Media — 1.5%
Cablevision Systems Corp., Class A(2)	32,723	598,831
Omnicom Group, Inc.	6,322	492,989
Scripps Networks Interactive, Inc., Class A	7,678	526,404
		1,618,224
Metals and Mining — 1.7%
Alcoa, Inc.(2)	41,993	542,550
Steel Dynamics, Inc.(2)	30,094	604,889
United States Steel Corp.(2)	27,787	678,003
		1,825,442
Multi-Utilities — 0.6%
Vectren Corp.(2)	14,425	636,719
Multiline Retail — 1.6%
Big Lots, Inc.(2)	15,490	743,985
Dillard's, Inc., Class A(2)	5,663	773,056
Macy's, Inc.(2)	3,975	258,017
		1,775,058
Oil, Gas and Consumable Fuels — 4.5%
Anadarko Petroleum Corp.(2)	5,212	431,606
Chesapeake Energy Corp.(2)	39,730	562,577
CVR Energy, Inc.	14,239	606,012
Denbury Resources, Inc.(2)	58,871	429,170
EOG Resources, Inc.(2)	6,792	622,759
Kosmos Energy Ltd.(1)(2)	68,885	544,880
Newfield Exploration Co.(1)(2)	19,636	689,027
Valero Energy Corp.(2)	12,383	787,806
Western Refining, Inc.(2)	4,142	204,573
		4,878,410
Paper and Forest Products — 0.2%
Domtar Corp.(2)	3,748	173,233
Personal Products — 0.5%
Avon Products, Inc.(2)	72,713	580,977
Pharmaceuticals — 1.7%
AbbVie, Inc.(2)	9,604	562,218
Merck & Co., Inc.(2)	10,942	628,946
Pfizer, Inc.(2)	20,221	703,489
		1,894,653
Professional Services — 1.1%
IHS, Inc., Class A(1)	5,411	615,555
Manpowergroup, Inc.(2)	6,579	566,781
		1,182,336
Real Estate Investment Trusts (REITs) — 4.2%
CBL & Associates Properties, Inc.(2)	24,788	490,802
DuPont Fabros Technology, Inc.	18,782	613,796
Equity Lifestyle Properties, Inc.(2)	7,760	426,412
Gaming and Leisure Properties, Inc.	15,264	562,784

Host Hotels & Resorts, Inc.(2)	27,791	560,822
Lamar Advertising Co., Class A	9,943	589,322
LaSalle Hotel Properties(2)	15,101	586,825
Ryman Hospitality Properties, Inc.(2)	12,033	732,930
		4,563,693
Real Estate Management and Development — 1.3%
CBRE Group, Inc.(1)	15,806	611,850
Jones Lang LaSalle, Inc.	4,432	755,213
		1,367,063
Road and Rail — 0.5%
Swift Transportation Co.(1)(2)	22,707	590,836
Semiconductors and Semiconductor Equipment — 2.4%
Broadcom Corp., Class A	2,120	91,785
Fairchild Semiconductor International, Inc.(1)	43,434	789,630
NVIDIA Corp.	3,391	70,957
ON Semiconductor Corp.(1)(2)	36,761	445,176
Semtech Corp.(1)	25,535	680,380
Teradyne, Inc.(2)	26,398	497,602
		2,575,530
Software — 2.6%
Cadence Design Systems, Inc.(1)(2)	32,907	606,805
Electronic Arts, Inc.(1)	7,417	436,231
Mentor Graphics Corp.(2)	19,005	456,690
PTC, Inc.(1)(2)	14,047	508,080
Rovi Corp.(1)(2)	9,095	165,620
Synopsys, Inc.(1)(2)	13,533	626,849
		2,800,275
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(2)	20,167	444,481
Bed Bath & Beyond, Inc.(1)(2)	8,018	615,582
Best Buy Co., Inc.(2)	9,751	368,490
Foot Locker, Inc.(2)	11,098	699,174
Murphy USA, Inc.(1)	8,337	603,349
		2,731,076
Technology Hardware, Storage and Peripherals — 1.3%
NetApp, Inc.(2)	11,442	405,733
SanDisk Corp.	6,853	435,988
Western Digital Corp.	6,831	621,689
		1,463,410
Textiles, Apparel and Luxury Goods — 2.5%
Deckers Outdoor Corp.(1)(2)	6,576	479,193
Fossil Group, Inc.(1)	5,975	492,639
Iconix Brand Group, Inc.(1)(2)	17,852	601,077
Skechers U.S.A., Inc., Class A(1)(2)	8,937	642,659
Steven Madden Ltd.(1)(2)	13,422	510,036
		2,725,604
Thrifts and Mortgage Finance — 1.6%
Essent Group Ltd.(1)(2)	25,300	604,923
EverBank Financial Corp.(2)	32,160	579,845
Nationstar Mortgage Holdings, Inc.(1)(2)	22,101	547,442
		1,732,210
Trading Companies and Distributors — 0.5%
United Rentals, Inc.(1)	1,735	158,162

WESCO International, Inc.(1)	5,348	373,772
		531,934
TOTAL COMMON STOCKS (Cost $94,465,184)		102,567,965
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $478,577), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $468,547)		468,546
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $1,915,200), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $1,875,001)		1,875,000
State Street Institutional Liquid Reserves Fund, Premier Class	390,242	390,242
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,733,788)		2,733,788
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 96.9% (Cost $97,198,972)		105,301,753
COMMON STOCKS SOLD SHORT — (94.4)%
Aerospace and Defense — (1.9)%
B/E Aerospace, Inc.	(9,710)	(617,750)
DigitalGlobe, Inc.	(21,115)	(719,388)
Orbital ATK, Inc.	(7,033)	(538,939)
Rockwell Collins, Inc.	(1,431)	(138,163)
TransDigm Group, Inc.	(378)	(82,676)
		(2,096,916)
Air Freight and Logistics — (0.3)%
UTi Worldwide, Inc.	(24,243)	(298,189)
Airlines — (1.2)%
Allegiant Travel Co.	(3,438)	(661,093)
Spirit Airlines, Inc.	(8,621)	(666,921)
		(1,328,014)
Auto Components — (1.1)%
BorgWarner, Inc.	(10,449)	(631,955)
Visteon Corp.	(5,584)	(538,298)
		(1,170,253)
Banks — (1.9)%
BankUnited, Inc.	(20,928)	(685,183)
Cullen/Frost Bankers, Inc.	(2,647)	(182,855)
First Citizens BancShares, Inc., Class A	(2,459)	(638,578)
Investors Bancorp, Inc.	(30,648)	(359,194)
SVB Financial Group	(1,846)	(234,516)
		(2,100,326)
Beverages — (1.2)%
Brown-Forman Corp., Class B	(6,973)	(630,010)
Constellation Brands, Inc., Class A	(6,170)	(717,016)
		(1,347,026)
Biotechnology — (1.0)%
BioMarin Pharmaceutical, Inc.	(2,107)	(262,574)
Bluebird Bio, Inc.	(2,196)	(265,211)
Cepheid, Inc.	(4,676)	(266,065)
Synageva BioPharma Corp.	(2,451)	(239,046)
		(1,032,896)
Building Products — (0.6)%
Armstrong World Industries, Inc.	(11,938)	(686,077)
Capital Markets — (2.5)%
Bank of New York Mellon Corp. (The)	(15,839)	(637,361)

Charles Schwab Corp. (The)	(21,663)	(659,422)
LPL Financial Holdings, Inc.	(3,189)	(139,870)
Northern Trust Corp.	(9,266)	(645,377)
State Street Corp.	(8,833)	(649,490)
		(2,731,520)
Chemicals — (3.5)%
Agrium, Inc.	(7,002)	(730,098)
Axiall Corp.	(13,381)	(628,104)
CF Industries Holdings, Inc.	(2,204)	(625,231)
HB Fuller Co.	(15,048)	(645,108)
Tronox Ltd., Class A	(24,863)	(505,465)
WR Grace & Co.	(6,868)	(679,039)
		(3,813,045)
Commercial Services and Supplies — (1.7)%
Covanta Holding Corp.	(26,178)	(587,173)
Interface, Inc.	(26,325)	(547,033)
Stericycle, Inc.	(4,992)	(701,027)
		(1,835,233)
Communications Equipment — (1.1)%
Motorola Solutions, Inc.	(8,998)	(599,897)
ViaSat, Inc.	(10,395)	(619,646)
		(1,219,543)
Construction and Engineering — (1.8)%
AECOM	(20,237)	(623,704)
Granite Construction, Inc.	(16,786)	(589,860)
KBR, Inc.	(23,304)	(337,442)
Quanta Services, Inc.	(14,812)	(422,587)
		(1,973,593)
Construction Materials — (0.4)%
Vulcan Materials Co.	(5,151)	(434,229)
Consumer Finance — (0.5)%
Capital One Financial Corp.	(7,580)	(597,456)
Containers and Packaging — (1.2)%
Bemis Co., Inc.	(11,714)	(542,476)
Sealed Air Corp.	(16,395)	(746,956)
		(1,289,432)
Distributors — (0.7)%
Pool Corp.	(10,626)	(741,270)
Diversified Consumer Services — (0.5)%
Sotheby's	(13,495)	(570,299)
Diversified Financial Services — (0.9)%
CME Group, Inc.	(1,934)	(183,169)
Intercontinental Exchange, Inc.	(678)	(158,157)
Leucadia National Corp.	(26,720)	(595,589)
		(936,915)
Electric Utilities — (1.4)%
ALLETE, Inc.	(12,049)	(635,705)
ITC Holdings Corp.	(6,758)	(252,952)
Xcel Energy, Inc.	(16,950)	(590,030)
		(1,478,687)
Electrical Equipment — (1.1)%
Franklin Electric Co., Inc.	(17,295)	(659,631)

Hubbell, Inc., Class B	(4,754)	(521,134)
		(1,180,765)
Electronic Equipment, Instruments and Components — (3.2)%
Amphenol Corp., Class A	(11,372)	(670,152)
Anixter International, Inc.	(2,906)	(221,234)
AVX Corp.	(36,783)	(524,893)
Ingram Micro, Inc., Class A	(21,613)	(542,919)
Jabil Circuit, Inc.	(30,317)	(708,811)
SYNNEX Corp.	(8,602)	(664,505)
Tech Data Corp.	(3,329)	(192,316)
		(3,524,830)
Energy Equipment and Services — (2.3)%
Atwood Oceanics, Inc.	(18,852)	(529,930)
Bristow Group, Inc.	(9,832)	(535,352)
Nabors Industries Ltd.	(14,335)	(195,673)
Noble Corp. plc	(9,768)	(139,487)
Patterson-UTI Energy, Inc.	(14,828)	(278,396)
Rowan Cos. plc	(27,580)	(488,442)
RPC, Inc.	(28,881)	(369,965)
		(2,537,245)
Food and Staples Retailing — (1.4)%
Pricesmart, Inc.	(7,305)	(620,779)
United Natural Foods, Inc.	(9,381)	(722,712)
Whole Foods Market, Inc.	(2,525)	(131,502)
		(1,474,993)
Food Products — (4.4)%
Darling Ingredients, Inc.	(13,159)	(184,358)
Hain Celestial Group, Inc. (The)	(8,466)	(542,247)
Hershey Co. (The)	(5,649)	(570,041)
JM Smucker Co. (The)	(5,788)	(669,845)
Lancaster Colony Corp.	(5,682)	(540,756)
Post Holdings, Inc.	(18,454)	(864,385)
TreeHouse Foods, Inc.	(6,821)	(579,921)
WhiteWave Foods Co., Class A	(17,593)	(780,074)
		(4,731,627)
Gas Utilities — (1.7)%
Laclede Group, Inc. (The)	(10,012)	(512,815)
South Jersey Industries, Inc.	(10,283)	(558,161)
WGL Holdings, Inc.	(14,202)	(800,993)
		(1,871,969)
Health Care Equipment and Supplies — (0.9)%
Cooper Cos., Inc. (The)	(3,950)	(740,309)
IDEXX Laboratories, Inc.	(1,871)	(289,032)
		(1,029,341)
Health Care Providers and Services — (3.8)%
Acadia Healthcare Co., Inc.	(7,646)	(547,454)
Brookdale Senior Living, Inc.	(17,473)	(659,780)
Henry Schein, Inc.	(4,128)	(576,351)
Owens & Minor, Inc.	(18,134)	(613,655)
Patterson Cos., Inc.	(2,653)	(129,440)
Premier, Inc., Class A	(12,757)	(479,408)
Tenet Healthcare Corp.	(12,197)	(603,873)

WellCare Health Plans, Inc.	(6,145)	(562,022)
		(4,171,983)
Hotels, Restaurants and Leisure — (1.5)%
MGM Resorts International	(10,272)	(216,020)
Norwegian Cruise Line Holdings Ltd.	(10,215)	(551,712)
Panera Bread Co., Class A	(1,001)	(160,155)
Wendy's Co. (The)	(17,154)	(186,979)
Wynn Resorts Ltd.	(4,378)	(551,103)
		(1,665,969)
Household Durables — (2.2)%
D.R. Horton, Inc.	(19,700)	(561,056)
Lennar Corp., Class A	(10,150)	(525,871)
M.D.C. Holdings, Inc.	(23,717)	(675,935)
Mohawk Industries, Inc.	(3,439)	(638,794)
		(2,401,656)
Insurance — (4.8)%
Arthur J Gallagher & Co.	(12,837)	(600,130)
CNO Financial Group, Inc.	(36,312)	(625,292)
First American Financial Corp.	(16,466)	(587,507)
Genworth Financial, Inc., Class A	(35,083)	(256,457)
Loews Corp.	(13,036)	(532,260)
Marsh & McLennan Cos., Inc.	(1,159)	(65,008)
MBIA, Inc.	(53,540)	(497,922)
Old Republic International Corp.	(41,689)	(622,834)
ProAssurance Corp.	(13,001)	(596,876)
Validus Holdings Ltd.	(5,010)	(210,921)
White Mountains Insurance Group Ltd.	(878)	(601,008)
		(5,196,215)
Internet Software and Services — (2.2)%
Cornerstone OnDemand, Inc.	(3,279)	(94,730)
CoStar Group, Inc.	(2,997)	(592,897)
Dealertrack Technologies, Inc.	(14,503)	(558,656)
Equinix, Inc.	(2,324)	(541,143)
Pandora Media, Inc.	(3,967)	(64,305)
Yahoo!, Inc.	(11,664)	(518,290)
		(2,370,021)
IT Services — (4.2)%
Alliance Data Systems Corp.	(2,308)	(683,745)
Automatic Data Processing, Inc.	(1,147)	(98,229)
Cognizant Technology Solutions Corp.	(8,971)	(559,701)
CoreLogic, Inc.	(10,638)	(375,202)
Genpact Ltd.	(30,155)	(701,104)
Global Payments, Inc.	(8,139)	(746,183)
iGATE Corp.	(17,130)	(730,766)
WEX, Inc.	(6,012)	(645,448)
		(4,540,378)
Life Sciences Tools and Services — (0.2)%
Bio-Techne Corp.	(2,704)	(271,184)
Machinery — (2.2)%
CLARCOR, Inc.	(9,642)	(636,951)
Donaldson Co., Inc.	(15,791)	(595,479)
Graco, Inc.	(2,633)	(189,997)
ITT Corp.	(2,759)	(110,112)

Toro Co. (The)	(8,104)	(568,252)
WABCO Holdings, Inc.	(1,957)	(240,476)
		(2,341,267)
Media — (3.0)%
Charter Communications, Inc., Class A	(3,668)	(708,328)
Cinemark Holdings, Inc.	(1,721)	(77,565)
DISH Network Corp., Class A	(4,780)	(334,887)
Live Nation Entertainment, Inc.	(14,656)	(369,771)
Loral Space & Communications, Inc.	(7,986)	(546,562)
Morningstar, Inc.	(7,317)	(548,116)
Tribune Media Co.	(10,428)	(634,127)
		(3,219,356)
Metals and Mining — (1.9)%
Allegheny Technologies, Inc.	(17,917)	(537,689)
Carpenter Technology Corp.	(11,667)	(453,613)
Freeport-McMoRan, Inc.	(29,277)	(554,799)
Goldcorp, Inc.	(28,616)	(518,522)
		(2,064,623)
Multi-Utilities — (1.3)%
Dominion Resources, Inc.	(8,600)	(609,482)
NiSource, Inc.	(14,789)	(653,082)
Sempra Energy	(1,416)	(154,373)
		(1,416,937)
Multiline Retail — (0.4)%
Nordstrom, Inc.	(4,817)	(386,901)
Oil, Gas and Consumable Fuels — (6.1)%
Antero Resources Corp.	(7,381)	(260,697)
Apache Corp.	(9,193)	(554,614)
Cabot Oil & Gas Corp.	(7,997)	(236,151)
CONSOL Energy, Inc.	(16,941)	(472,484)
Diamondback Energy, Inc.	(10,219)	(785,228)
Enbridge, Inc.	(12,954)	(628,269)
EQT Corp.	(7,808)	(647,049)
GasLog Ltd.	(9,921)	(192,666)
Gulfport Energy Corp.	(13,583)	(623,596)
Noble Energy, Inc.	(6,230)	(304,647)
Occidental Petroleum Corp.	(4,453)	(325,069)
QEP Resources, Inc.	(27,814)	(579,922)
Rice Energy, Inc.	(4,441)	(96,636)
SemGroup Corp., Class A	(2,813)	(228,809)
Williams Cos., Inc. (The)	(13,919)	(704,162)
		(6,639,999)
Paper and Forest Products — (0.6)%
Louisiana-Pacific Corp.	(42,161)	(696,078)
Pharmaceuticals — (1.3)%
Akorn, Inc.	(15,249)	(724,480)
Perrigo Co. plc	(4,013)	(664,352)
		(1,388,832)
Professional Services — (0.6)%
Advisory Board Co. (The)	(12,055)	(642,290)
Real Estate Investment Trusts (REITs) — (2.7)%
Alexandria Real Estate Equities, Inc.	(6,208)	(608,632)
Essex Property Trust, Inc.	(3,205)	(736,830)

Kite Realty Group Trust	(20,036)	(564,414)
Piedmont Office Realty Trust, Inc., Class A	(4,252)	(79,130)
SL Green Realty Corp.	(824)	(105,785)
Strategic Hotels & Resorts, Inc.	(20,843)	(259,078)
WP Carey, Inc.	(8,631)	(586,908)
		(2,940,777)
Real Estate Management and Development — (1.8)%
Alexander & Baldwin, Inc.	(16,445)	(710,095)
Howard Hughes Corp. (The)	(4,277)	(663,020)
Kennedy-Wilson Holdings, Inc.	(23,347)	(610,291)
		(1,983,406)
Road and Rail — (1.1)%
JB Hunt Transport Services, Inc.	(7,738)	(660,786)
Kansas City Southern	(5,098)	(520,404)
		(1,181,190)
Semiconductors and Semiconductor Equipment — (1.9)%
Cree, Inc.	(15,589)	(553,254)
SunEdison, Inc.	(30,348)	(728,352)
SunPower Corp.	(23,297)	(729,429)
		(2,011,035)
Software — (1.5)%
CommVault Systems, Inc.	(12,389)	(541,399)
Solera Holdings, Inc.	(11,078)	(572,290)
Take-Two Interactive Software, Inc.	(22,116)	(562,963)
		(1,676,652)
Specialty Retail — (3.5)%
Asbury Automotive Group, Inc.	(2,371)	(197,030)
Ascena Retail Group, Inc.	(17,445)	(253,127)
Cabela's, Inc.	(11,425)	(639,571)
CarMax, Inc.	(7,862)	(542,557)
CST Brands, Inc.	(12,425)	(544,588)
Men's Wearhouse, Inc. (The)	(13,123)	(685,021)
Penske Automotive Group, Inc.	(4,329)	(222,900)
Restoration Hardware Holdings, Inc.	(7,203)	(714,465)
		(3,799,259)
Technology Hardware, Storage and Peripherals — (0.2)%
NCR Corp.	(8,685)	(256,294)
Textiles, Apparel and Luxury Goods — (1.4)%
G-III Apparel Group Ltd.	(1,807)	(203,559)
Kate Spade & Co.	(21,844)	(729,371)
Under Armour, Inc., Class A	(7,211)	(582,288)
		(1,515,218)
Thrifts and Mortgage Finance — (0.6)%
TFS Financial Corp.	(40,930)	(600,852)
Tobacco — (0.6)%
Universal Corp.	(13,452)	(634,396)
Trading Companies and Distributors — (1.8)%
Fastenal Co.	(12,917)	(535,216)
GATX Corp.	(10,981)	(636,678)
MRC Global, Inc.	(7,574)	(89,752)
Watsco, Inc.	(5,744)	(722,021)
		(1,983,667)

Wireless Telecommunication Services — (0.6)%
United States Cellular Corp.	(16,734)	(597,738)
TOTAL COMMON STOCKS SOLD SHORT — (94.4)% (Proceeds $96,258,685)		(102,625,862)
OTHER ASSETS AND LIABILITIES(3) — 97.5%		106,021,667
TOTAL NET ASSETS — 100.0%		$108,697,558

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $62,170,901.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	102,567,965	—	—
Temporary Cash Investments	390,242	2,343,546	—
	102,958,207	2,343,546	—
Liabilities
Securities Sold Short
Common Stocks	(102,625,862)	—	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$97,208,771
Gross tax appreciation of investments	$12,352,376
Gross tax depreciation of investments	(4,259,394)
Net tax appreciation (depreciation) of investments	8,092,982
Net tax appreciation (depreciation) on securities sold short	(6,559,621)
Net tax appreciation (depreciation)	$1,533,361

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
March 31, 2015

Income & Growth - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 4.0%
Boeing Co. (The)	201,383	30,223,560
Honeywell International, Inc.	252,899	26,379,895
Lockheed Martin Corp.	133,078	27,009,511
		83,612,966
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B	34,733	3,367,017
Auto Components — 0.8%
Magna International, Inc.	334,806	17,965,690
Automobiles — 0.2%
General Motors Co.	119,874	4,495,275
Banks — 3.3%
Bank of America Corp.	299,308	4,606,350
Citigroup, Inc.	164,091	8,453,969
JPMorgan Chase & Co.	691,050	41,863,809
Wells Fargo & Co.	254,873	13,865,091
		68,789,219
Beverages — 2.0%
Coca-Cola Co. (The)	58,026	2,352,954
Dr Pepper Snapple Group, Inc.	225,113	17,666,868
PepsiCo, Inc.	229,686	21,962,576
		41,982,398
Biotechnology — 3.5%
Amgen, Inc.	196,694	31,441,536
Biogen Idec, Inc.(1)	60,818	25,679,792
Gilead Sciences, Inc.(1)	172,553	16,932,626
		74,053,954
Capital Markets — 3.5%
Ameriprise Financial, Inc.	139,224	18,216,068
Franklin Resources, Inc.	351,124	18,019,684
T. Rowe Price Group, Inc.	223,649	18,111,096
Waddell & Reed Financial, Inc., Class A	378,336	18,742,765
		73,089,613
Chemicals — 2.9%
Cabot Corp.	76,465	3,440,925
Dow Chemical Co. (The)	486,470	23,340,830
E.I. du Pont de Nemours & Co.	309,774	22,139,548
Potash Corp. of Saskatchewan, Inc.	390,164	12,582,789
		61,504,092
Commercial Services and Supplies — 1.5%
Pitney Bowes, Inc.	733,724	17,110,444
Waste Management, Inc.	253,352	13,739,279
		30,849,723
Communications Equipment — 3.4%
Cisco Systems, Inc.	1,284,824	35,364,781
Harris Corp.	90,195	7,103,758

QUALCOMM, Inc.	430,130	29,825,214
		72,293,753
Diversified Consumer Services — 0.8%
H&R Block, Inc.	536,923	17,219,121
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	85,040	12,272,973
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	1,071,404	34,981,341
Verizon Communications, Inc.	805,142	39,154,055
		74,135,396
Electric Utilities — 0.8%
Entergy Corp.	229,492	17,783,335
Electrical Equipment — 1.4%
Emerson Electric Co.	356,889	20,207,055
Rockwell Automation, Inc.	88,661	10,283,790
		30,490,845
Electronic Equipment, Instruments and Components — 1.0%
Corning, Inc.	962,954	21,839,797
Energy Equipment and Services — 2.6%
Ensco plc, Class A	577,494	12,167,799
National Oilwell Varco, Inc.	352,602	17,626,574
Schlumberger Ltd.	303,346	25,311,190
		55,105,563
Food and Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	373,896	30,752,946
Food Products — 2.5%
Archer-Daniels-Midland Co.	431,561	20,455,991
Bunge Ltd.	176,406	14,528,798
ConAgra Foods, Inc.	508,513	18,575,980
		53,560,769
Health Care Equipment and Supplies — 2.3%
Baxter International, Inc.	298,437	20,442,934
St. Jude Medical, Inc.	285,198	18,651,949
Stryker Corp.	114,487	10,561,426
		49,656,309
Health Care Providers and Services — 1.6%
Aetna, Inc.	218,500	23,276,805
Cardinal Health, Inc.	125,793	11,355,334
		34,632,139
Health Care Technology — 0.1%
Cerner Corp.(1)	40,439	2,962,561
Hotels, Restaurants and Leisure — 1.7%
Las Vegas Sands Corp.	295,913	16,287,051
McDonald's Corp.	196,579	19,154,658
		35,441,709
Household Durables — 1.6%
Garmin Ltd.	346,463	16,463,922
Tupperware Brands Corp.	258,051	17,810,680
		34,274,602
Household Products — 1.5%
Procter & Gamble Co. (The)	379,846	31,124,581

Industrial Conglomerates — 3.6%
3M Co.	186,482	30,760,206
General Electric Co.	1,836,099	45,553,616
		76,313,822
Insurance — 0.3%
American International Group, Inc.	114,343	6,264,853
Internet Software and Services — 0.9%
eBay, Inc.(1)	8,252	475,975
Google, Inc., Class A(1)	16,854	9,348,914
Google, Inc., Class C(1)	16,854	9,235,992
		19,060,881
IT Services — 2.9%
Accenture plc, Class A	254,334	23,828,552
International Business Machines Corp.	208,802	33,512,721
Western Union Co. (The)	205,550	4,277,496
		61,618,769
Leisure Products — 0.1%
Hasbro, Inc.	30,692	1,940,962
Machinery — 3.6%
Caterpillar, Inc.	263,674	21,101,830
Cummins, Inc.	134,697	18,674,392
Parker-Hannifin Corp.	149,772	17,789,918
Stanley Black & Decker, Inc.	187,057	17,837,756
		75,403,896
Media — 1.4%
Comcast Corp., Class A	44,699	2,524,153
Omnicom Group, Inc.	242,553	18,914,283
Thomson Reuters Corp.	176,367	7,153,445
Walt Disney Co. (The)	14,651	1,536,743
		30,128,624
Metals and Mining — 0.4%
Alcoa, Inc.	409,809	5,294,732
Nucor Corp.	46,769	2,222,931
		7,517,663
Multi-Utilities — 0.3%
Vectren Corp.	152,085	6,713,032
Multiline Retail — 2.6%
Kohl's Corp.	184,122	14,407,546
Macy's, Inc.	293,345	19,041,024
Target Corp.	268,511	22,036,698
		55,485,268
Oil, Gas and Consumable Fuels — 4.2%
Chevron Corp.	64,186	6,738,246
ConocoPhillips	366,505	22,818,601
Exxon Mobil Corp.	292,699	24,879,415
Marathon Petroleum Corp.	65,642	6,721,085
Murphy Oil Corp.	29,613	1,379,966
Valero Energy Corp.	398,827	25,373,374
		87,910,687
Paper and Forest Products — 0.9%
Domtar Corp.	408,292	18,871,256
Pharmaceuticals — 7.5%
AbbVie, Inc.	480,754	28,143,339
Johnson & Johnson	483,222	48,612,133
Merck & Co., Inc.	640,893	36,838,530

Pfizer, Inc.	1,268,600	44,134,594
		157,728,596
Real Estate Investment Trusts (REITs) — 4.5%
AvalonBay Communities, Inc.	62,087	10,818,660
HCP, Inc.	442,189	19,106,987
Hospitality Properties Trust	560,643	18,495,613
Mid-America Apartment Communities, Inc.	105,457	8,148,662
Plum Creek Timber Co., Inc.	385,307	16,741,589
Realty Income Corp.	185,437	9,568,549
Senior Housing Properties Trust	565,026	12,537,927
		95,417,987
Semiconductors and Semiconductor Equipment — 4.2%
Intel Corp.	1,053,676	32,948,449
Marvell Technology Group Ltd.	792,149	11,644,590
Texas Instruments, Inc.	446,721	25,545,740
Xilinx, Inc.	428,048	18,106,431
		88,245,210
Software — 5.0%
CA, Inc.	560,156	18,266,687
Microsoft Corp.	1,339,004	54,437,208
Oracle Corp.	508,023	21,921,192
Symantec Corp.	521,933	12,194,965
		106,820,052
Specialty Retail — 1.1%
Best Buy Co., Inc.	147,890	5,588,763
Gap, Inc. (The)	144,533	6,262,615
Staples, Inc.	640,331	10,427,790
		22,279,168
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	539,725	67,157,982
EMC Corp.	133,095	3,401,908
Hewlett-Packard Co.	682,834	21,277,108
Lexmark International, Inc., Class A	225,521	9,548,559
Seagate Technology plc	320,934	16,698,196
Western Digital Corp.	83,139	7,566,480
		125,650,233
Tobacco — 0.9%
Philip Morris International, Inc.	247,452	18,640,559
TOTAL COMMON STOCKS (Cost $1,643,014,928)		2,095,267,864
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $2,881,548), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $2,821,158)		2,821,152
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/41, valued at $11,517,194), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $11,287,003)		11,287,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,352,803	2,352,803
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,460,955)		16,460,955
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,659,475,883)		2,111,728,819
OTHER ASSETS AND LIABILITIES — 0.1%		2,640,547
TOTAL NET ASSETS — 100.0%		$2,114,369,366

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,095,267,864	—	—
Temporary Cash Investments	2,352,803	14,108,152	—
	2,097,620,667	14,108,152	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,662,627,328
Gross tax appreciation of investments	$494,192,465
Gross tax depreciation of investments	(45,090,974)
Net tax appreciation (depreciation) of investments	$449,101,491

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
March 31, 2015

International Core Equity - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.0%
Australia — 5.4%
Australia & New Zealand Banking Group Ltd.	7,360	205,126
BHP Billiton Ltd.	1,733	40,361
Commonwealth Bank of Australia	355	25,190
Downer EDI Ltd.	7,753	26,337
Fortescue Metals Group Ltd.	19,921	29,518
Lend Lease Group	21,586	272,695
National Australia Bank Ltd.	5,718	167,408
Telstra Corp. Ltd.	61,638	295,806
Westpac Banking Corp.	7,578	226,717
Woodside Petroleum Ltd.	8,488	222,051
		1,511,209
Belgium — 1.1%
bpost SA	8,923	250,430
KBC Groep NV(1)	1,058	65,465
		315,895
China — 1.0%
China CITIC Bank Corp. Ltd., H Shares	115,000	86,658
Industrial & Commercial Bank of China Ltd., H Shares	242,000	178,639
		265,297
Denmark — 1.3%
Coloplast A/S, B Shares	1,395	105,565
Vestas Wind Systems A/S	6,524	270,115
		375,680
Finland — 0.4%
Orion Oyj, Class B	3,897	109,900
France — 9.4%
APERAM SA(1)	511	20,517
AXA SA	13,452	339,215
Christian Dior SE	383	71,944
Credit Agricole SA	17,194	252,788
Euler Hermes Group	1,552	165,344
Eutelsat Communications SA	4,896	162,104
Faurecia	631	27,611
L'Oreal SA	626	115,262
Metropole Television SA	1,623	32,518
Orange SA	16,927	272,335
Peugeot SA(1)	5,043	84,523
Rallye SA	5,576	209,193
Safran SA	2,089	145,992
Sanofi	516	50,775
Schneider Electric SE	297	23,102
Total SA	1,417	70,498
UbiSoft Entertainment SA(1)	1,161	21,468
Unibail-Rodamco SE	703	189,727
Valeo SA	1,084	162,049
Veolia Environnement SA	7,998	151,403

Vinci SA	760	43,494
		2,611,862
Germany — 8.9%
Allianz SE	991	172,198
Bayer AG	1,109	166,633
Continental AG	814	192,804
Daimler AG	1,779	171,342
Deutsche Telekom AG	14,603	267,394
Dialog Semiconductor plc(1)	6,107	276,187
Duerr AG	918	101,172
E.ON AG	13,614	202,842
Metro AG	2,650	90,020
Muenchener Rueckversicherungs-Gesellschaft AG	200	43,161
Nordex SE(1)	7,041	143,411
ProSiebenSat.1 Media AG	3,865	189,934
RWE AG	6,036	154,330
Siemens AG	1,605	173,765
Volkswagen AG Preference Shares	515	137,048
		2,482,241
Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	84,500	301,689
Hang Seng Bank Ltd.	12,500	226,298
Link Real Estate Investment Trust (The)	33,500	206,151
		734,138
India — 0.6%
Asian Paints Ltd.	12,713	164,769
Israel — 0.4%
Teva Pharmaceutical Industries Ltd.	1,642	102,287
Italy — 3.0%
ENI SpA	9,626	166,606
Exor SpA	2,130	96,666
Fiat Chrysler Automobiles NV(1)	18,407	299,273
Mediaset SpA(1)	22,747	103,659
UnipolSai SpA	56,641	164,800
		831,004
Japan — 21.8%
Aeon Delight Co. Ltd.	1,800	43,090
Alps Electric Co. Ltd.	2,600	62,826
Asahi Kasei Corp.	27,000	258,342
Astellas Pharma, Inc.	8,600	140,925
Bridgestone Corp.	4,800	192,605
Canon, Inc.	9,300	328,884
Central Japan Railway Co.	900	162,968
FamilyMart Co. Ltd.	1,300	54,431
FANUC CORP.	400	87,411
Fuji Heavy Industries Ltd.	9,100	302,559
FUJIFILM Holdings Corp.	8,400	299,184
Fukuoka Financial Group, Inc.	15,000	77,313
Honda Motor Co., Ltd.	3,400	110,499
Japan Airlines Co. Ltd.	8,300	258,703
Kanamoto Co. Ltd.	1,800	51,873
Kao Corp.	5,000	249,637
KDDI Corp.	7,500	169,921

Kobe Steel Ltd.	75,000	138,631
Komatsu Ltd.	4,500	88,502
Konica Minolta Holdings, Inc.	8,400	85,434
Kurita Water Industries Ltd.	3,000	72,598
Kyowa Exeo Corp.	6,200	66,564
Lawson, Inc.	600	41,653
Mitsubishi Electric Corp.	16,000	190,430
Mitsubishi Motors Corp.	18,200	164,430
Mitsubishi UFJ Financial Group, Inc.	25,000	154,789
Mixi, Inc.	500	20,260
Mizuho Financial Group, Inc.	47,900	84,254
Nippon Telegraph & Telephone Corp.	1,300	80,108
NOK Corp.	2,100	63,311
NTT Data Corp.	2,000	87,145
Panasonic Corp.	17,900	235,018
Seven Bank Ltd.	43,900	216,804
Shin-Etsu Chemical Co. Ltd.	3,000	196,108
Sony Corp.(1)	11,300	302,102
Sumitomo Heavy Industries Ltd.	41,000	268,822
Sumitomo Mitsui Financial Group, Inc.	2,200	84,302
Takeda Pharmaceutical Co., Ltd.	1,600	79,975
TDK Corp.	900	63,966
Toshiba TEC Corp.	4,000	26,359
Toyota Motor Corp.	5,700	397,812
		6,060,548
Netherlands — 3.4%
Boskalis Westminster NV	1,858	91,487
Heineken Holding NV	3,802	262,000
ING Groep NV CVA(1)	18,224	267,298
Koninklijke Ahold NV	14,461	285,281
Unilever CVA	819	34,262
		940,328
New Zealand — 0.3%
Meridian Energy Ltd.	59,065	89,316
Norway — 0.6%
Marine Harvest ASA	10,173	116,873
TGS Nopec Geophysical Co. ASA	1,798	39,908
		156,781
Portugal — 0.5%
EDP - Energias de Portugal SA	35,609	133,358
Singapore — 0.9%
United Overseas Bank Ltd.	3,000	50,222
Yangzijiang Shipbuilding Holdings Ltd.	220,300	202,722
		252,944
South Korea — 0.7%
AMOREPACIFIC Group	103	139,063
SK Hynix, Inc.	1,165	47,631
		186,694
Spain — 3.0%
Almirall SA(1)	14,633	269,253
Banco Santander SA	41,605	312,912
Endesa SA	6,790	130,936
Mapfre SA	17,356	63,324

Telefonica SA	3,982	56,663
		833,088
Sweden — 3.5%
Axfood AB	4,843	256,132
Electrolux AB	3,701	106,003
Intrum Justitia AB	1,665	46,774
Investor AB, B Shares	7,773	309,679
Peab AB	32,379	255,183
		973,771
Switzerland — 7.9%
Givaudan SA	22	39,723
Helvetia Holding AG	300	161,288
Nestle SA	4,372	330,083
Novartis AG	7,176	709,629
Pargesa Holding SA	471	33,041
Roche Holding AG	2,036	561,412
Zurich Financial Services AG	1,089	368,850
		2,204,026
Taiwan — 0.9%
AU Optronics Corp.	190,000	95,796
Innolux Corp.	262,000	130,572
Inotera Memories, Inc.(1)	22,000	29,215
		255,583
United Kingdom — 17.4%
AstraZeneca plc	4,686	321,273
BHP Billiton plc	11,254	244,344
BP plc	29,489	190,528
British American Tobacco plc	1,586	81,941
British Land Co. plc	9,051	111,663
BT Group plc	51,195	331,684
Catlin Group Ltd.	5,788	60,914
Centrica plc	20,038	75,160
Direct Line Insurance Group plc	19,717	93,218
Dixons Carphone plc	12,046	73,703
easyJet plc	1,952	54,472
GlaxoSmithKline plc	12,139	277,982
Go-Ahead Group plc	6,199	214,167
HSBC Holdings plc	53,674	456,775
Imperial Tobacco Group plc	6,858	301,057
Investec plc	9,518	78,869
Land Securities Group plc	9,647	179,251
Legal & General Group plc	71,416	294,789
Marks & Spencer Group plc	24,881	197,382
National Grid plc	3,259	41,666
Rio Tinto plc	6,505	265,743
Royal Dutch Shell plc, B Shares	9,226	286,615
Shire plc	1,130	89,858
Soco International plc	25,604	59,218
SSE plc	5,851	129,957
Standard Chartered plc	4,926	79,761
Standard Life plc	26,254	184,916
Vedanta Resources plc	6,197	45,877
		4,822,783
TOTAL COMMON STOCKS (Cost $25,506,648)		26,413,502

EXCHANGE-TRADED FUNDS — 3.0%
iShares MSCI EAFE ETF	10,660	684,052
iShares MSCI Japan Index Fund	11,995	150,298
TOTAL EXCHANGE-TRADED FUNDS (Cost $837,809)		834,350
RIGHTS†
Spain†
Telefonica SA(1) (Cost $—)	3,982	642
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $55,661), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $54,495)		54,495
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $227,025), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $218,000)		218,000
State Street Institutional Liquid Reserves Fund, Premier Class	56,919	56,919
TOTAL TEMPORARY CASH INVESTMENTS (Cost $329,414)		329,414
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $26,673,871)		27,577,908
OTHER ASSETS AND LIABILITIES — 0.8%		219,814
TOTAL NET ASSETS — 100.0%		$27,797,722

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.5%
Consumer Discretionary	13.7%
Industrials	12.0%
Health Care	10.8%
Consumer Staples	9.1%
Information Technology	5.7%
Telecommunication Services	5.4%
Materials	5.2%
Utilities	3.9%
Energy	3.7%
Exchange-Traded Funds	3.0%
Cash and Equivalents*	2.0%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	26,413,502	—
Exchange-Traded Funds	834,350	—	—
Rights	—	642	—
Temporary Cash Investments	56,919	272,495	—
	891,269	26,686,639	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$26,746,566
Gross tax appreciation of investments	$1,990,863
Gross tax depreciation of investments	(1,159,521)
Net tax appreciation (depreciation) of investments	$831,342

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
March 31, 2015

Global Gold - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Australia — 5.0%
Newcrest Mining Ltd.(1)	1,597,013	16,188,900
Canada — 64.6%
Agnico-Eagle Mines Ltd.	481,466	13,377,118
Agnico-Eagle Mines Ltd. New York Shares	227,200	6,347,968
Alacer Gold Corp.	629,000	1,360,752
Alamos Gold, Inc.	359,800	2,107,865
ATAC Resources Ltd.(1)	2,073,300	834,853
AuRico Gold, Inc.	768,531	2,123,768
B2Gold Corp.(1)	2,780,182	4,148,706
Barrick Gold Corp.	1,679,612	18,408,548
Continental Gold Ltd.(1)	621,000	946,295
Detour Gold Corp.(1)	836,501	7,099,906
Eldorado Gold Corp.	2,221,400	10,190,150
First Majestic Silver Corp.(1)	102,400	552,202
Franco-Nevada Corp.	500,394	24,250,273
GoGold Resources, Inc.(1)	5,829,925	6,950,524
Gold Standard Ventures Corp.(1)	3,100,000	1,305,100
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $3,843,794)(1)(2)	5,918,108	2,523,215
Goldcorp, Inc.	1,592,976	28,827,137
Goldcorp, Inc. New York Shares	39,500	715,740
Guyana Goldfields, Inc.(1)	1,621,621	3,777,018
IAMGOLD Corp.(1)	341,519	636,362
Kinross Gold Corp.(1)	930,152	2,063,659
Kinross Gold Corp. New York Shares(1)	996,657	2,232,512
MAG Silver Corp.(1)	390,500	2,417,212
Nevsun Resources Ltd.	220,400	743,048
New Gold, Inc.(1)	1,992,400	6,685,642
OceanaGold Corp.	322,300	613,275
Osisko Gold Royalties Ltd.	508,790	6,724,681
Pan American Silver Corp.	96,870	850,495
Pan American Silver Corp. NASDAQ Shares	145,300	1,274,281
Premier Gold Mines Ltd.(1)	1,198,800	2,318,945
Pretium Resources, Inc.(1)	143,400	722,350
Primero Mining Corp.(1)	786,212	2,650,606
Romarco Minerals, Inc.(1)	5,903,126	2,004,141
Roxgold, Inc.(1)	4,969,200	2,197,112
Sandstorm Gold Ltd.(1)	603,807	1,954,608
SEMAFO, Inc.(1)	1,463,100	4,412,808
Silver Wheaton Corp.	825,100	15,693,402
Tahoe Resources, Inc.	223,200	2,446,027
Torex Gold Resources, Inc.(1)	3,147,390	2,609,261
Yamana Gold, Inc.	1,966,822	7,050,153
Yamana Gold, Inc. New York Shares	1,252,081	4,494,971
		208,642,689
China — 0.7%
Zhaojin Mining Industry Co. Ltd.	840,000	448,063

Zijin Mining Group Co. Ltd., H Shares	6,218,000	1,970,371
		2,418,434
Hong Kong — 0.2%
G-Resources Group Ltd.(1)	24,249,000	708,598
Peru — 2.4%
Cia de Minas Buenaventura SA ADR	784,700	7,949,011
South Africa — 5.5%
AngloGold Ashanti Ltd.(1)	435,302	4,072,365
AngloGold Ashanti Ltd. ADR(1)	460,176	4,298,044
Gold Fields Ltd.	1,566,410	6,291,986
Harmony Gold Mining Co. Ltd.(1)	773,950	1,348,941
Sibanye Gold Ltd. ADR	191,300	1,631,789
		17,643,125
United Kingdom — 7.7%
Fresnillo plc	200,203	2,020,925
Randgold Resources Ltd. ADR	329,000	22,789,830
		24,810,755
United States — 12.0%
Coeur Mining, Inc.(1)	225,959	1,064,267
Hecla Mining Co.	650,175	1,937,521
Midway Gold Corp.(1)	4,184,709	1,339,107
Newmont Mining Corp.	694,314	15,073,557
Royal Gold, Inc.	306,021	19,312,985
		38,727,437
TOTAL COMMON STOCKS (Cost $299,678,358)		317,088,949
WARRANTS†
Canada†
Sandstorm Gold Ltd.(1)	115,000	36,319
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $ -)(1)(2)(3)	2,959,054	93,453
TOTAL WARRANTS (Cost $—)		129,772
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $1,042,866), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $1,021,010)		1,021,008
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/41, valued at $4,172,375), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $4,085,000)		4,085,000
State Street Institutional Liquid Reserves Fund, Premier Class	851,405	851,405
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,957,413)		5,957,413
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $305,635,771)		323,176,134
OTHER ASSETS AND LIABILITIES†		(48,864)
TOTAL NET ASSETS — 100.0%		$323,127,270

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $2,616,668, which represented 0.8% of total net assets.

(3)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	50,472,522	158,170,167	—
Peru	7,949,011	—	—
South Africa	5,929,833	11,713,292	—
United Kingdom	22,789,830	2,020,925	—
United States	38,727,437	—	—
Other Countries	—	19,315,932	—
Warrants	—	129,772	—
Temporary Cash Investments	851,405	5,106,008	—
	126,720,038	196,456,096	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended March 31, 2015 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value

Gold Standard Ventures Corp.(1)(2)(3)	$4,658,836	—	—	—	—	(1)
Gold Standard Ventures Corp. (Warrants)(2)(3)	748,742	—	—	—	—	$93,453
	$5,407,578	—	—	—	—	$93,453

(1) Company was not an affiliate at March 31, 2015.
(2) Non-income producing.
(3) Restricted security.

4. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$335,270,456
Gross tax appreciation of investments	$67,974,692
Gross tax depreciation of investments	(80,069,014)
Net tax appreciation (depreciation) of investments	$(12,094,322)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
March 31, 2015

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 129.1%
Aerospace and Defense — 5.4%
Boeing Co. (The)(1)	25,409	3,813,383
Honeywell International, Inc.(1)	50,483	5,265,882
Lockheed Martin Corp.	25,009	5,075,827
Moog, Inc., Class A(2)	14,845	1,114,117
Teledyne Technologies, Inc.(1)(2)	32,765	3,497,008
Textron, Inc.(1)	84,503	3,746,018
United Technologies Corp.	13,469	1,578,567
		24,090,802
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	5,782	560,507
Airlines — 0.9%
Southwest Airlines Co.(1)	92,524	4,098,813
Auto Components — 0.9%
Delphi Automotive plc	5,700	454,518
Magna International, Inc.(1)	63,236	3,393,244
		3,847,762
Automobiles — 0.3%
General Motors Co.	38,929	1,459,838
Banks — 3.3%
Bank of America Corp.(1)	449,481	6,917,513
Citigroup, Inc.(1)	57,045	2,938,958
First Horizon National Corp.(1)	13,443	192,101
JPMorgan Chase & Co.(1)	37,237	2,255,817
Wells Fargo & Co.(1)	44,116	2,399,910
		14,704,299
Beverages — 2.1%
Coca-Cola Co. (The)(1)	8,077	327,522
Dr Pepper Snapple Group, Inc.(1)	57,754	4,532,534
PepsiCo, Inc.(1)	48,013	4,591,003
		9,451,059
Biotechnology — 4.1%
Amgen, Inc.(1)	25,900	4,140,115
Biogen Idec, Inc.(1)(2)	8,035	3,392,698
Celgene Corp.(1)(2)	28,784	3,318,220
Gilead Sciences, Inc.(1)(2)	47,445	4,655,778
Regeneron Pharmaceuticals, Inc.(2)	4,254	1,920,596
United Therapeutics Corp.(1)(2)	6,731	1,160,660
		18,588,067
Building Products — 0.3%
USG Corp.(2)	47,315	1,263,311
Capital Markets — 2.6%
Ameriprise Financial, Inc.	8,489	1,110,701
Evercore Partners, Inc., Class A	65,943	3,406,615
Franklin Resources, Inc.(1)	72,772	3,734,659
Legg Mason, Inc.	25,067	1,383,698
Morgan Stanley(1)	8,976	320,353

Waddell & Reed Financial, Inc., Class A	30,536	1,512,754
		11,468,780
Chemicals — 3.1%
Albemarle Corp.(1)	12,866	679,839
Cabot Corp.(1)	64,576	2,905,920
Dow Chemical Co. (The)(1)	94,275	4,523,315
E.I. du Pont de Nemours & Co.(1)	62,267	4,450,223
LyondellBasell Industries NV, Class A	16,148	1,417,794
		13,977,091
Commercial Services and Supplies — 2.3%
Deluxe Corp.(1)	45,527	3,154,110
Herman Miller, Inc.(1)	111,089	3,083,831
Pitney Bowes, Inc.(1)	90,971	2,121,444
Waste Management, Inc.	35,421	1,920,881
		10,280,266
Communications Equipment — 3.8%
Brocade Communications Systems, Inc.(1)	320,951	3,808,084
Cisco Systems, Inc.(1)	253,747	6,984,386
QUALCOMM, Inc.(1)	90,474	6,273,467
		17,065,937
Consumer Finance — 0.8%
Credit Acceptance Corp.(2)	17,846	3,479,970
Containers and Packaging — 0.7%
Ball Corp.(1)	44,267	3,127,021
Diversified Consumer Services — 1.4%
Apollo Education Group, Inc., Class A(1)(2)	10,138	191,811
DeVry Education Group, Inc.(1)	71,435	2,383,071
H&R Block, Inc.(1)	111,141	3,564,292
		6,139,174
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	15,142	2,185,293
Diversified Telecommunication Services — 0.5%
AT&T, Inc.(1)	23,723	774,556
Verizon Communications, Inc.(1)	29,380	1,428,749
		2,203,305
Electric Utilities — 0.8%
Entergy Corp.(1)	45,492	3,525,175
Electrical Equipment — 1.7%
Emerson Electric Co.(1)	74,357	4,210,093
Rockwell Automation, Inc.(1)	28,712	3,330,305
		7,540,398
Electronic Equipment, Instruments and Components — 1.3%
Corning, Inc.(1)	181,626	4,119,278
Dolby Laboratories, Inc., Class A(1)	49,784	1,899,757
		6,019,035
Energy Equipment and Services — 2.4%
Baker Hughes, Inc.(1)	12,366	786,230
Dril-Quip, Inc.(2)	2,964	202,708
FMC Technologies, Inc.(2)	17,655	653,412
National Oilwell Varco, Inc.(1)	14,208	710,258
Schlumberger Ltd.(1)	69,491	5,798,329

Superior Energy Services, Inc.	126,119	2,817,498
		10,968,435
Food and Staples Retailing — 2.3%
CVS Health Corp.	3,907	403,242
Rite Aid Corp.(1)(2)	101,444	881,548
SUPERVALU, Inc.(1)(2)	210,068	2,443,091
Wal-Mart Stores, Inc.(1)	79,121	6,507,702
		10,235,583
Food Products — 4.0%
Archer-Daniels-Midland Co.(1)	90,225	4,276,665
Bunge Ltd.(1)	37,717	3,106,372
ConAgra Foods, Inc.(1)	56,590	2,067,233
Ingredion, Inc.	10,305	801,935
Pilgrim's Pride Corp.(1)	113,835	2,571,533
Pinnacle Foods, Inc.	5,961	243,268
Sanderson Farms, Inc.(1)	39,024	3,108,262
Seaboard Corp.(2)	386	1,594,952
		17,770,220
Gas Utilities — 0.6%
New Jersey Resources Corp.	82,424	2,560,089
Health Care Equipment and Supplies — 2.6%
Boston Scientific Corp.(2)	27,474	487,664
C.R. Bard, Inc.	13,758	2,302,401
DENTSPLY International, Inc.(1)	53,500	2,722,615
Hologic, Inc.(2)	17,567	580,150
St. Jude Medical, Inc.(1)	55,969	3,660,373
Stryker Corp.(1)	21,540	1,987,065
		11,740,268
Health Care Providers and Services — 2.4%
Aetna, Inc.(1)	46,692	4,974,099
Cardinal Health, Inc.	5,412	488,541
HCA Holdings, Inc.(2)	25,408	1,911,444
Health Net, Inc.(2)	35,151	2,126,284
Molina Healthcare, Inc.(2)	16,366	1,101,268
		10,601,636
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.(1)(2)	111,344	1,331,674
Cerner Corp.(1)(2)	53,898	3,948,568
		5,280,242
Hotels, Restaurants and Leisure — 2.4%
Brinker International, Inc.	6,930	426,611
Las Vegas Sands Corp.(1)	63,377	3,488,270
SeaWorld Entertainment, Inc.	30,884	595,444
Vail Resorts, Inc.	21,829	2,257,555
Wyndham Worldwide Corp.(1)	43,101	3,899,347
		10,667,227
Household Durables — 0.6%
Harman International Industries, Inc.	20,516	2,741,553
Household Products — 3.6%
Energizer Holdings, Inc.(1)	28,726	3,965,624
Kimberly-Clark Corp.(1)	7,404	793,042
Procter & Gamble Co. (The)(1)	99,538	8,156,144

Spectrum Brands Holdings, Inc.(1)	34,555	3,094,746
		16,009,556
Industrial Conglomerates — 2.9%
3M Co.(1)	33,928	5,596,424
Danaher Corp.(1)	41,652	3,536,255
General Electric Co.(1)	162,388	4,028,846
		13,161,525
Insurance — 2.7%
American International Group, Inc.(1)	95,486	5,231,678
Amtrust Financial Services, Inc.(1)	68,818	3,921,594
Aspen Insurance Holdings Ltd.(1)	31,080	1,467,908
Hanover Insurance Group, Inc. (The)(1)	22,436	1,628,405
		12,249,585
Internet and Catalog Retail — 1.9%
Expedia, Inc.(1)	42,838	4,032,341
Priceline Group, Inc. (The)(2)	3,925	4,569,289
		8,601,630
Internet Software and Services — 2.5%
eBay, Inc.(1)(2)	88,184	5,086,453
Facebook, Inc., Class A(1)(2)	9,229	758,762
Google, Inc., Class A(1)(2)	9,542	5,292,948
VeriSign, Inc.(2)	3,490	233,725
		11,371,888
IT Services — 3.6%
Accenture plc, Class A(1)	50,546	4,735,655
Amdocs Ltd.(1)	15,726	855,494
Computer Sciences Corp.(1)	32,555	2,125,190
International Business Machines Corp.(1)	43,003	6,901,981
Syntel, Inc.(2)	3,883	200,868
Teradata Corp.(2)	13,612	600,834
Western Union Co. (The)	23,642	491,990
Xerox Corp.	31,934	410,352
		16,322,364
Life Sciences Tools and Services — 2.0%
Bio-Rad Laboratories, Inc., Class A(1)(2)	26,877	3,633,233
Bruker Corp.(1)(2)	74,379	1,373,780
PAREXEL International Corp.(1)(2)	59,159	4,081,379
		9,088,392
Machinery — 3.6%
Caterpillar, Inc.(1)	54,852	4,389,806
Cummins, Inc.	26,943	3,735,378
Joy Global, Inc.	15,790	618,652
Parker-Hannifin Corp.(1)	30,872	3,666,976
Stanley Black & Decker, Inc.(1)	39,584	3,774,730
		16,185,542
Marine — 0.5%
Matson, Inc.(1)	54,059	2,279,127
Media — 2.0%
Cablevision Systems Corp., Class A(1)	177,743	3,252,697
Comcast Corp., Class A(1)	49,726	2,808,027
Omnicom Group, Inc.	15,686	1,223,195
Walt Disney Co. (The)(1)	16,107	1,689,463
		8,973,382

Metals and Mining — 1.5%
Alcoa, Inc.(1)	275,958	3,565,377
United States Steel Corp.(1)	133,115	3,248,006
		6,813,383
Multiline Retail — 3.3%
Big Lots, Inc.(1)	82,129	3,944,656
Dillard's, Inc., Class A(1)	23,457	3,202,115
Macy's, Inc.(1)	63,374	4,113,606
Target Corp.	43,867	3,600,165
		14,860,542
Oil, Gas and Consumable Fuels — 6.5%
Anadarko Petroleum Corp.(1)	20,463	1,694,541
Chesapeake Energy Corp.	143,209	2,027,840
Chevron Corp.(1)	13,494	1,416,600
EOG Resources, Inc.(1)	47,943	4,395,894
Exxon Mobil Corp.(1)	61,538	5,230,730
Kosmos Energy Ltd.(1)(2)	417,076	3,299,071
Tesoro Corp.(1)	45,486	4,152,417
Valero Energy Corp.(1)	82,321	5,237,262
Western Refining, Inc.	34,388	1,698,423
		29,152,778
Personal Products — 0.2%
Avon Products, Inc.(1)	123,474	986,557
Pharmaceuticals — 7.8%
AbbVie, Inc.(1)	95,751	5,605,263
Johnson & Johnson(1)	98,158	9,874,695
Merck & Co., Inc.(1)	127,483	7,327,723
Mylan NV(2)	50,234	2,981,388
Pfizer, Inc.(1)	259,384	9,023,969
		34,813,038
Professional Services — 0.4%
Manpowergroup, Inc.(1)	23,230	2,001,265
Real Estate Investment Trusts (REITs) — 3.6%
DuPont Fabros Technology, Inc.	18,603	607,946
Equity Lifestyle Properties, Inc.	7,268	399,377
Hospitality Properties Trust	49,942	1,647,586
Host Hotels & Resorts, Inc.(1)	192,399	3,882,612
Lamar Advertising Co., Class A	56,819	3,367,662
LaSalle Hotel Properties(1)	80,616	3,132,738
Ryman Hospitality Properties, Inc.(1)	49,125	2,992,204
		16,030,125
Real Estate Management and Development — 1.1%
CBRE Group, Inc.(2)	40,173	1,555,097
Jones Lang LaSalle, Inc.	20,012	3,410,045
		4,965,142
Semiconductors and Semiconductor Equipment — 3.9%
Broadcom Corp., Class A(1)	110,154	4,769,118
Fairchild Semiconductor International, Inc.(2)	14,533	264,210
Intel Corp.(1)	209,240	6,542,935
Marvell Technology Group Ltd.(1)	23,123	339,908
Micron Technology, Inc.(2)	54,256	1,471,965
Texas Instruments, Inc.(1)	56,175	3,212,367

Xilinx, Inc.	22,600	955,980
		17,556,483
Software — 6.2%
Cadence Design Systems, Inc.(1)(2)	177,132	3,266,314
Electronic Arts, Inc.(2)	16,646	979,035
Mentor Graphics Corp.(1)	86,024	2,067,157
Microsoft Corp.(1)	215,769	8,772,089
Oracle Corp.(1)	156,162	6,738,390
Symantec Corp.(1)	114,601	2,677,652
Synopsys, Inc.(1)(2)	67,713	3,136,466
		27,637,103
Specialty Retail — 4.8%
Abercrombie & Fitch Co., Class A(1)	81,520	1,796,701
Bed Bath & Beyond, Inc.(2)	13,425	1,030,704
Best Buy Co., Inc.(1)	54,164	2,046,857
Foot Locker, Inc.(1)	59,666	3,758,958
Gap, Inc. (The)	83,287	3,608,826
Lowe's Cos., Inc.(1)	77,138	5,738,296
Murphy USA, Inc.(2)	45,870	3,319,612
		21,299,954
Technology Hardware, Storage and Peripherals — 7.1%
Apple, Inc.(1)	141,137	17,561,677
EMC Corp.(1)	176,616	4,514,305
Hewlett-Packard Co.(1)	139,005	4,331,396
NetApp, Inc.	7,571	268,467
SanDisk Corp.	22,879	1,455,562
Seagate Technology plc(1)	12,495	650,115
Western Digital Corp.	32,372	2,946,176
		31,727,698
Textiles, Apparel and Luxury Goods — 0.7%
Deckers Outdoor Corp.(1)(2)	29,552	2,153,454
Iconix Brand Group, Inc.(1)(2)	32,163	1,082,928
		3,236,382
Thrifts and Mortgage Finance — 1.3%
Essent Group Ltd.(2)	13,829	330,651
EverBank Financial Corp.(1)	144,363	2,602,865
Nationstar Mortgage Holdings, Inc.(1)(2)	121,796	3,016,887
		5,950,403
TOTAL COMMON STOCKS (Cost $507,267,108)		578,915,000
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $820,697), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $803,498)		803,496
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $3,285,931), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $3,215,001)		3,215,000
State Street Institutional Liquid Reserves Fund, Premier Class	669,765	669,765
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,688,261)		4,688,261
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 130.2% (Cost $511,955,369)		583,603,261
COMMON STOCKS SOLD SHORT — (30.1)%
Aerospace and Defense — (0.8)%
DigitalGlobe, Inc.	(110,695)	(3,771,379)

Air Freight and Logistics — (0.6)%
UTi Worldwide, Inc.	(86,093)	(1,058,944)
XPO Logistics, Inc.	(40,820)	(1,856,085)
		(2,915,029)
Airlines — (0.5)%
Allegiant Travel Co.	(8,622)	(1,657,924)
Spirit Airlines, Inc.	(5,252)	(406,295)
		(2,064,219)
Auto Components — (0.8)%
BorgWarner, Inc.	(27,385)	(1,656,245)
Visteon Corp.	(21,676)	(2,089,566)
		(3,745,811)
Building Products — (0.6)%
Armstrong World Industries, Inc.	(44,869)	(2,578,622)
Chemicals — (0.8)%
WR Grace & Co.	(35,013)	(3,461,735)
Commercial Services and Supplies — (0.4)%
Interface, Inc.	(97,189)	(2,019,587)
Communications Equipment — (1.4)%
Motorola Solutions, Inc.	(46,045)	(3,069,820)
ViaSat, Inc.	(53,157)	(3,168,689)
		(6,238,509)
Construction and Engineering — (1.2)%
AECOM	(86,651)	(2,670,584)
Granite Construction, Inc.	(83,141)	(2,921,575)
		(5,592,159)
Diversified Financial Services — (0.6)%
Leucadia National Corp.	(126,739)	(2,825,012)
Electric Utilities — (0.2)%
ALLETE, Inc.	(14,321)	(755,576)
Electrical Equipment — (0.8)%
Franklin Electric Co., Inc.	(91,778)	(3,500,413)
Electronic Equipment, Instruments and Components — (1.4)%
Anixter International, Inc.	(44,299)	(3,372,483)
AVX Corp.	(119,541)	(1,705,850)
Jabil Circuit, Inc.	(61,577)	(1,439,670)
		(6,518,003)
Energy Equipment and Services — (1.1)%
Bristow Group, Inc.	(40,205)	(2,189,163)
Rowan Cos. plc	(157,189)	(2,783,817)
		(4,972,980)
Food and Staples Retailing — (0.6)%
Pricesmart, Inc.	(5,660)	(480,987)
United Natural Foods, Inc.	(27,566)	(2,123,685)
		(2,604,672)
Food Products — (0.5)%
Post Holdings, Inc.	(47,432)	(2,221,715)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(15,266)	(828,639)
Health Care Providers and Services — (2.1)%
Acadia Healthcare Co., Inc.	(15,599)	(1,116,889)
Brookdale Senior Living, Inc.	(92,249)	(3,483,322)

Henry Schein, Inc.	(2,865)	(400,011)
Owens & Minor, Inc.	(55,900)	(1,891,656)
Tenet Healthcare Corp.	(52,240)	(2,586,402)
		(9,478,280)
Household Durables — (1.4)%
D.R. Horton, Inc.	(57,829)	(1,646,970)
Lennar Corp., Class A	(36,748)	(1,903,914)
M.D.C. Holdings, Inc.	(88,514)	(2,522,649)
		(6,073,533)
Insurance — (0.7)%
CNO Financial Group, Inc.	(60,775)	(1,046,545)
Old Republic International Corp.	(73,735)	(1,101,601)
ProAssurance Corp.	(18,667)	(857,002)
		(3,005,148)
Internet Software and Services — (0.5)%
Dealertrack Technologies, Inc.	(58,431)	(2,250,762)
IT Services — (2.0)%
Global Payments, Inc.	(18,498)	(1,695,897)
iGATE Corp.	(79,446)	(3,389,166)
WEX, Inc.	(34,872)	(3,743,858)
		(8,828,921)
Machinery — (0.4)%
Donaldson Co., Inc.	(45,107)	(1,700,985)
Media — (0.9)%
Loral Space & Communications, Inc.	(39,359)	(2,693,730)
Tribune Media Co.	(23,187)	(1,410,001)
		(4,103,731)
Metals and Mining — (0.2)%
Allegheny Technologies, Inc.	(9,995)	(299,950)
Hecla Mining Co.	(185,622)	(553,154)
		(853,104)
Multi-Utilities — (0.5)%
Dominion Resources, Inc.	(9,694)	(687,014)
Integrys Energy Group, Inc.	(8,120)	(584,802)
NiSource, Inc.	(21,187)	(935,618)
		(2,207,434)
Oil, Gas and Consumable Fuels — (2.6)%
Cheniere Energy, Inc.	(11,997)	(928,568)
Cobalt International Energy, Inc.	(206,244)	(1,940,756)
CONSOL Energy, Inc.	(9,087)	(253,436)
Diamondback Energy, Inc.	(37,559)	(2,886,034)
GasLog Ltd.	(75,864)	(1,473,279)
Gulfport Energy Corp.	(59,296)	(2,722,279)
QEP Resources, Inc.	(25,307)	(527,651)
Teekay Corp.	(15,570)	(725,095)
		(11,457,098)
Paper and Forest Products — (0.8)%
Louisiana-Pacific Corp.	(219,686)	(3,627,016)
Pharmaceuticals — (0.6)%
Akorn, Inc.	(55,976)	(2,659,420)
Professional Services — (0.6)%
Advisory Board Co. (The)	(47,239)	(2,516,894)

Real Estate Management and Development — (0.9)%
Alexander & Baldwin, Inc.	(28,485)	(1,229,982)
Howard Hughes Corp. (The)	(8,589)	(1,331,467)
Kennedy-Wilson Holdings, Inc.	(60,973)	(1,593,834)
		(4,155,283)
Road and Rail — (0.6)%
Kansas City Southern	(26,967)	(2,752,791)
Semiconductors and Semiconductor Equipment — (0.9)%
SunEdison, Inc.	(177,581)	(4,261,944)
Software — (0.1)%
FireEye, Inc.	(8,289)	(325,343)
Specialty Retail — (1.5)%
Cabela's, Inc.	(52,337)	(2,929,825)
CarMax, Inc.	(57,078)	(3,938,953)
		(6,868,778)
Textiles, Apparel and Luxury Goods — (0.2)%
Under Armour, Inc., Class A	(10,260)	(828,495)
Trading Companies and Distributors — (0.1)%
Watsco, Inc.	(2,233)	(280,688)
TOTAL COMMON STOCKS SOLD SHORT — (30.1)% (Proceeds $126,441,159)		(134,849,708)
OTHER ASSETS AND LIABILITIES — (0.1)%		(409,244)
TOTAL NET ASSETS — 100.0%		$448,344,309

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $380,464,548.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	578,915,000	—	—
Temporary Cash Investments	669,765	4,018,496	—
	579,584,765	4,018,496	—
Liabilities
Securities Sold Short
Common Stocks	(134,849,708)	—	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$512,065,999
Gross tax appreciation of investments	$87,108,293
Gross tax depreciation of investments	(15,571,031)
Net tax appreciation (depreciation) of investments	71,537,262
Net tax appreciation (depreciation) on securities sold short	(8,537,474)
Net tax appreciation (depreciation)	$62,999,788

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
March 31, 2015

NT Disciplined Growth - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 4.0%
Astronics Corp.(1)	17,529	1,291,887
Boeing Co. (The)	11,231	1,685,549
Honeywell International, Inc.	49,236	5,135,807
Lockheed Martin Corp.	29,464	5,980,013
Teledyne Technologies, Inc.(1)	31,685	3,381,740
		17,474,996
Air Freight and Logistics — 0.3%
FedEx Corp.	6,856	1,134,325
Airlines — 1.0%
Southwest Airlines Co.	92,859	4,113,654
Beverages — 3.0%
Coca-Cola Co. (The)	73,706	2,988,778
Dr Pepper Snapple Group, Inc.	49,637	3,895,512
PepsiCo, Inc.	64,081	6,127,425
		13,011,715
Biotechnology — 8.3%
Amgen, Inc.	48,348	7,728,428
Biogen Idec, Inc.(1)	17,088	7,215,237
Celgene Corp.(1)	57,013	6,572,459
Gilead Sciences, Inc.(1)	95,007	9,323,037
Ophthotech Corp.(1)	11,025	512,993
Regeneron Pharmaceuticals, Inc.(1)	10,248	4,626,767
		35,978,921
Building Products — 0.3%
Masco Corp.	44,639	1,191,861
Capital Markets — 1.0%
Evercore Partners, Inc., Class A	8,160	421,546
Franklin Resources, Inc.	72,608	3,726,242
		4,147,788
Chemicals — 0.9%
Cabot Corp.	34,406	1,548,270
E.I. du Pont de Nemours & Co.	14,484	1,035,171
Innophos Holdings, Inc.	12,263	691,143
Minerals Technologies, Inc.	8,567	626,248
		3,900,832
Commercial Services and Supplies — 1.0%
Cintas Corp.	45,561	3,719,145
Herman Miller, Inc.	20,058	556,810
		4,275,955
Communications Equipment — 1.8%
QUALCOMM, Inc.	110,376	7,653,472
Containers and Packaging — 0.3%
Ball Corp.	15,757	1,113,074
Diversified Consumer Services — 1.4%
H&R Block, Inc.	113,858	3,651,426
K12, Inc.(1)	18,719	294,263

Strayer Education, Inc.(1)	37,744	2,015,907
		5,961,596
Diversified Telecommunication Services — 2.4%
CenturyLink, Inc.	93,905	3,244,418
Verizon Communications, Inc.	148,131	7,203,610
		10,448,028
Electrical Equipment — 1.8%
Emerson Electric Co.	59,673	3,378,685
Enphase Energy, Inc.(1)	44,231	583,407
Rockwell Automation, Inc.	33,852	3,926,494
		7,888,586
Energy Equipment and Services — 0.9%
Schlumberger Ltd.	25,343	2,114,620
Superior Energy Services, Inc.	73,365	1,638,974
		3,753,594
Food and Staples Retailing — 1.2%
Andersons, Inc. (The)	36,986	1,530,111
Wal-Mart Stores, Inc.	45,288	3,724,938
		5,255,049
Food Products — 2.0%
Archer-Daniels-Midland Co.	72,082	3,416,687
Cal-Maine Foods, Inc.	29,736	1,161,488
Campbell Soup Co.	23,099	1,075,258
Pilgrim's Pride Corp.	128,139	2,894,660
Seaboard Corp.(1)	29	119,828
		8,667,921
Health Care Equipment and Supplies — 3.6%
Boston Scientific Corp.(1)	33,363	592,193
C.R. Bard, Inc.	12,143	2,032,131
Edwards Lifesciences Corp.(1)	26,926	3,835,878
Hologic, Inc.(1)	52,672	1,739,493
St. Jude Medical, Inc.	54,361	3,555,210
Stryker Corp.	41,005	3,782,711
		15,537,616
Health Care Technology†
Merge Healthcare, Inc.(1)	37,330	166,865
Hotels, Restaurants and Leisure — 3.6%
Boyd Gaming Corp.(1)	18,141	257,602
Bravo Brio Restaurant Group, Inc.(1)	10,017	147,150
Chipotle Mexican Grill, Inc.(1)	5,907	3,842,740
Cracker Barrel Old Country Store, Inc.	17,100	2,601,594
Las Vegas Sands Corp.	75,284	4,143,631
McDonald's Corp.	3,852	375,339
Starbucks Corp.	22,636	2,143,629
Wyndham Worldwide Corp.	24,469	2,213,711
		15,725,396
Household Durables — 0.8%
Harman International Industries, Inc.	27,095	3,620,705
Household Products — 1.8%
Central Garden and Pet Co.(1)	23,776	252,501
Clorox Co.	7,392	816,003
Procter & Gamble Co. (The)	44,688	3,661,735

Spectrum Brands Holdings, Inc.	35,281	3,159,766
		7,890,005
Industrial Conglomerates — 1.8%
3M Co.	46,127	7,608,649
Insurance — 0.9%
Amtrust Financial Services, Inc.	59,675	3,400,580
Federated National Holding Co.	12,129	371,147
		3,771,727
Internet and Catalog Retail — 1.4%
Amazon.com, Inc.(1)	5,145	1,914,455
PetMed Express, Inc.	10,588	174,914
Priceline Group, Inc. (The)(1)	3,181	3,703,161
Shutterfly, Inc.(1)	3,802	172,002
		5,964,532
Internet Software and Services — 6.3%
eBay, Inc.(1)	108,141	6,237,573
Endurance International Group Holdings, Inc.(1)	34,186	651,585
Facebook, Inc., Class A(1)	117,195	9,635,187
Google, Inc., Class A(1)	15,764	8,744,291
VeriSign, Inc.(1)	30,495	2,042,250
		27,310,886
IT Services — 3.7%
Accenture plc, Class A	23,825	2,232,164
EVERTEC, Inc.	31,730	693,618
International Business Machines Corp.	53,638	8,608,899
Teradata Corp.(1)	29,219	1,289,726
Total System Services, Inc.	27,465	1,047,790
Visa, Inc., Class A	25,939	1,696,670
Western Union Co. (The)	18,779	390,791
		15,959,658
Machinery — 3.3%
Caterpillar, Inc.	38,253	3,061,388
Cummins, Inc.	30,021	4,162,111
Parker-Hannifin Corp.	30,487	3,621,246
Stanley Black & Decker, Inc.	34,350	3,275,616
		14,120,361
Media — 2.8%
Cablevision Systems Corp., Class A	186,509	3,413,115
Comcast Corp., Class A	35,607	2,010,727
Omnicom Group, Inc.	50,680	3,952,026
Scripps Networks Interactive, Inc., Class A	5,902	404,641
Walt Disney Co. (The)	22,402	2,349,746
		12,130,255
Metals and Mining — 0.3%
Materion Corp.	39,528	1,519,061
Multiline Retail — 3.0%
Big Lots, Inc.	45,694	2,194,683
Dillard's, Inc., Class A	26,453	3,611,099
Kohl's Corp.	28,839	2,256,652
Macy's, Inc.	43,675	2,834,944
Target Corp.	27,020	2,217,531
		13,114,909

Oil, Gas and Consumable Fuels — 2.6%
EOG Resources, Inc.	56,302	5,162,330
Kosmos Energy Ltd.(1)	216,113	1,709,454
Valero Energy Corp.	70,212	4,466,888
		11,338,672
Pharmaceuticals — 5.0%
AbbVie, Inc.	115,916	6,785,723
Jazz Pharmaceuticals plc(1)	8,778	1,516,751
Johnson & Johnson	48,087	4,837,552
Merck & Co., Inc.	71,924	4,134,191
Mylan NV(1)	70,128	4,162,097
		21,436,314
Professional Services — 0.7%
IHS, Inc., Class A(1)	23,665	2,692,130
RPX Corp.(1)	20,756	298,679
		2,990,809
Real Estate Investment Trusts (REITs) — 0.3%
DuPont Fabros Technology, Inc.	43,363	1,417,103
Real Estate Management and Development — 1.5%
CBRE Group, Inc.(1)	62,214	2,408,304
Jones Lang LaSalle, Inc.	20,540	3,500,016
Marcus & Millichap, Inc.(1)	12,355	463,065
		6,371,385
Road and Rail — 0.2%
Union Pacific Corp.	6,475	701,307
Semiconductors and Semiconductor Equipment — 3.1%
Intel Corp.	103,009	3,221,091
Lam Research Corp.	38,954	2,735,934
Micron Technology, Inc.(1)	39,919	1,083,003
Texas Instruments, Inc.	110,079	6,294,868
		13,334,896
Software — 6.7%
Cadence Design Systems, Inc.(1)	135,034	2,490,027
Electronic Arts, Inc.(1)	73,234	4,307,258
Informatica Corp.(1)	7,520	329,790
Intuit, Inc.	46,416	4,500,495
Microsoft Corp.	173,438	7,051,122
Oracle Corp.	218,104	9,411,187
Tableau Software, Inc., Class A(1)	9,437	873,111
		28,962,990
Specialty Retail — 3.2%
Bed Bath & Beyond, Inc.(1)	43,058	3,305,778
Foot Locker, Inc.	58,119	3,661,497
Gap, Inc. (The)	51,751	2,242,371
Home Depot, Inc. (The)	19,972	2,269,019
Murphy USA, Inc.(1)	30,418	2,201,350
		13,680,015
Technology Hardware, Storage and Peripherals — 8.9%
Apple, Inc.	260,767	32,447,238
EMC Corp.	131,285	3,355,645
SanDisk Corp.	42,505	2,704,168
		38,507,051

Textiles, Apparel and Luxury Goods — 1.1%
Fossil Group, Inc.(1)	8,018	661,084
Michael Kors Holdings Ltd.(1)	31,535	2,073,426
Wolverine World Wide, Inc.	64,452	2,155,920
		4,890,430
Thrifts and Mortgage Finance — 0.7%
Nationstar Mortgage Holdings, Inc.(1)	116,701	2,890,684
TOTAL COMMON STOCKS (Cost $434,482,939)		426,933,648
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $ 801,418), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $784,623)		784,621
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $3,201,856), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $3,139,001)		3,139,000
State Street Institutional Liquid Reserves Fund, Premier Class	654,508	654,508
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,578,129)		4,578,129
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $439,061,068)		431,511,777
OTHER ASSETS AND LIABILITIES†		74,097
TOTAL NET ASSETS — 100.0%		$431,585,874

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	426,933,648	—	—
Temporary Cash Investments	654,508	3,923,621	—
	427,588,156	3,923,621	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$439,061,068
Gross tax appreciation of investments	$2,817,464
Gross tax depreciation of investments	(10,366,755)
Net tax appreciation (depreciation) of investments	$(7,549,291)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
March 31, 2015

NT Equity Growth - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 4.4%
Boeing Co. (The)	75,611	11,347,699
Honeywell International, Inc.	151,493	15,802,235
Lockheed Martin Corp.	74,884	15,198,456
Teledyne Technologies, Inc.(1)	9,989	1,066,126
United Technologies Corp.	115,514	13,538,241
		56,952,757
Air Freight and Logistics — 0.6%
FedEx Corp.	34,454	5,700,414
United Parcel Service, Inc., Class B	18,668	1,809,676
		7,510,090
Airlines — 1.1%
Southwest Airlines Co.	331,447	14,683,102
Auto Components — 0.9%
Delphi Automotive plc	20,312	1,619,679
Magna International, Inc.	198,250	10,638,095
		12,257,774
Banks — 4.1%
Bank of America Corp.	1,028,057	15,821,797
Citigroup, Inc.	260,870	13,440,022
JPMorgan Chase & Co.	274,799	16,647,324
Wells Fargo & Co.	141,093	7,675,459
		53,584,602
Beverages — 1.6%
Coca-Cola Co. (The)	24,275	984,351
Dr Pepper Snapple Group, Inc.	137,161	10,764,396
PepsiCo, Inc.	100,689	9,627,882
		21,376,629
Biotechnology — 5.4%
Amgen, Inc.	129,271	20,663,970
Biogen Idec, Inc.(1)	42,424	17,913,110
Celgene Corp.(1)	121,333	13,987,268
Gilead Sciences, Inc.(1)	184,118	18,067,499
		70,631,847
Capital Markets — 2.3%
Ameriprise Financial, Inc.	86,816	11,359,006
Franklin Resources, Inc.	213,579	10,960,874
T. Rowe Price Group, Inc.	27,380	2,217,232
Waddell & Reed Financial, Inc., Class A	106,293	5,265,755
		29,802,867
Chemicals — 3.6%
Cabot Corp.	135,628	6,103,260
Dow Chemical Co. (The)	292,178	14,018,700
E.I. du Pont de Nemours & Co.	196,025	14,009,907
LyondellBasell Industries NV, Class A	152,119	13,356,048
		47,487,915

Commercial Services and Supplies — 0.1%
Waste Management, Inc.	24,989	1,355,153
Communications Equipment — 3.0%
Cisco Systems, Inc.	749,869	20,640,144
QUALCOMM, Inc.	264,685	18,353,258
		38,993,402
Consumer Finance — 0.2%
Cash America International, Inc.	111,485	2,597,601
Containers and Packaging — 0.5%
Ball Corp.	23,049	1,628,181
Sonoco Products Co.	116,730	5,306,546
		6,934,727
Diversified Consumer Services — 0.8%
H&R Block, Inc.	325,393	10,435,354
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	44,686	6,449,084
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	79,043	2,580,754
Verizon Communications, Inc.	96,279	4,682,048
		7,262,802
Electric Utilities — 0.8%
Entergy Corp.	128,176	9,932,358
Electrical Equipment — 0.7%
Emerson Electric Co.	164,609	9,320,162
Energy Equipment and Services — 1.6%
National Oilwell Varco, Inc.	58,191	2,908,968
Schlumberger Ltd.	206,952	17,268,075
		20,177,043
Food and Staples Retailing — 1.8%
CVS Health Corp.	35,455	3,659,311
Kroger Co. (The)	13,897	1,065,344
Wal-Mart Stores, Inc.	230,777	18,981,408
		23,706,063
Food Products — 3.7%
Archer-Daniels-Midland Co.	276,841	13,122,264
Bunge Ltd.	105,222	8,666,084
ConAgra Foods, Inc.	135,121	4,935,970
Ingredion, Inc.	104,705	8,148,143
Pilgrim's Pride Corp.	326,334	7,371,885
Sanderson Farms, Inc.	76,808	6,117,757
		48,362,103
Health Care Equipment and Supplies — 1.4%
Boston Scientific Corp.(1)	65,252	1,158,223
C.R. Bard, Inc.	32,561	5,449,083
St. Jude Medical, Inc.	167,314	10,942,336
		17,549,642
Health Care Providers and Services — 1.2%
Aetna, Inc.	134,642	14,343,412
Cardinal Health, Inc.	15,514	1,400,449
		15,743,861
Health Care Technology — 0.8%
Cerner Corp.(1)	148,683	10,892,517

Hotels, Restaurants and Leisure — 2.5%
Brinker International, Inc.	44,460	2,736,958
Chipotle Mexican Grill, Inc.(1)	10,017	6,516,459
Las Vegas Sands Corp.	130,186	7,165,438
Starbucks Corp.	55,177	5,225,262
Wyndham Worldwide Corp.	124,086	11,226,060
		32,870,177
Household Products — 2.8%
Energizer Holdings, Inc.	89,710	12,384,465
Kimberly-Clark Corp.	4,946	529,766
Procter & Gamble Co. (The)	237,250	19,440,265
Spectrum Brands Holdings, Inc.	46,546	4,168,660
		36,523,156
Industrial Conglomerates — 2.0%
3M Co.	104,879	17,299,791
General Electric Co.	337,077	8,362,880
		25,662,671
Insurance — 2.7%
American International Group, Inc.	174,471	9,559,266
Amtrust Financial Services, Inc.	174,223	9,928,098
Aspen Insurance Holdings Ltd.	150,962	7,129,935
Hanover Insurance Group, Inc. (The)	121,757	8,837,123
		35,454,422
Internet and Catalog Retail — 0.9%
Priceline Group, Inc. (The)(1)	10,461	12,178,173
Internet Software and Services — 2.1%
eBay, Inc.(1)	260,097	15,002,395
Google, Inc., Class A(1)	22,072	12,243,338
		27,245,733
IT Services — 3.1%
Accenture plc, Class A	139,657	13,084,464
Amdocs Ltd.	132,331	7,198,807
International Business Machines Corp.	126,928	20,371,944
		40,655,215
Life Sciences Tools and Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	21,574	2,916,373
Machinery — 3.5%
Caterpillar, Inc.	157,229	12,583,037
Cummins, Inc.	81,525	11,302,626
Parker-Hannifin Corp.	90,314	10,727,497
Stanley Black & Decker, Inc.	110,178	10,506,574
		45,119,734
Media — 1.4%
Cablevision Systems Corp., Class A	122,479	2,241,366
Comcast Corp., Class A	183,914	10,385,623
DIRECTV(1)	19,972	1,699,617
Omnicom Group, Inc.	47,818	3,728,848
Walt Disney Co. (The)	7,016	735,908
		18,791,362
Metals and Mining — 0.5%
Alcoa, Inc.	547,014	7,067,421

Multiline Retail — 3.3%
Big Lots, Inc.	52,020	2,498,520
Dillard's, Inc., Class A	72,210	9,857,387
Kohl's Corp.	140,863	11,022,530
Macy's, Inc.	185,066	12,012,634
Target Corp.	95,281	7,819,712
		43,210,783
Oil, Gas and Consumable Fuels — 4.2%
Chevron Corp.	38,727	4,065,561
CVR Energy, Inc.	10,849	461,733
EOG Resources, Inc.	144,755	13,272,586
Exxon Mobil Corp.	178,346	15,159,410
Kosmos Energy Ltd.(1)	68,640	542,942
Marathon Petroleum Corp.	35,759	3,661,364
Tesoro Corp.	14,585	1,331,465
Valero Energy Corp.	245,729	15,633,279
		54,128,340
Pharmaceuticals — 8.0%
AbbVie, Inc.	283,292	16,583,913
Johnson & Johnson	295,223	29,699,434
Merck & Co., Inc.	373,302	21,457,399
Mylan NV(1)	168,320	9,989,792
Pfizer, Inc.	762,787	26,537,360
		104,267,898
Real Estate Investment Trusts (REITs) — 2.4%
DuPont Fabros Technology, Inc.	36,203	1,183,114
Geo Group, Inc. (The)	11,389	498,155
Hospitality Properties Trust	182,128	6,008,403
Host Hotels & Resorts, Inc.	520,180	10,497,232
Lamar Advertising Co., Class A	46,202	2,738,393
LaSalle Hotel Properties	217,063	8,435,068
Post Properties, Inc.	5,990	341,011
Rayonier, Inc.	55,467	1,495,390
		31,196,766
Real Estate Management and Development — 0.6%
CBRE Group, Inc.(1)	51,037	1,975,642
Jones Lang LaSalle, Inc.	36,171	6,163,539
		8,139,181
Semiconductors and Semiconductor Equipment — 3.4%
Broadcom Corp., Class A	291,363	12,614,561
Intel Corp.	681,793	21,319,667
Texas Instruments, Inc.	187,637	10,730,022
		44,664,250
Software — 4.7%
Microsoft Corp.	787,670	32,022,724
Oracle Corp.	488,509	21,079,163
Synopsys, Inc.(1)	189,386	8,772,360
		61,874,247
Specialty Retail — 2.4%
Bed Bath & Beyond, Inc.(1)	87,014	6,680,500
Foot Locker, Inc.	184,906	11,649,078
Gap, Inc. (The)	244,144	10,578,759

Lowe's Cos., Inc.	34,395	2,558,644
		31,466,981
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	331,968	41,306,778
EMC Corp.	214,196	5,474,850
Hewlett-Packard Co.	427,936	13,334,486
Seagate Technology plc	67,820	3,528,674
Western Digital Corp.	109,680	9,981,977
		73,626,765
Thrifts and Mortgage Finance — 0.5%
EverBank Financial Corp.	244,310	4,404,909
Nationstar Mortgage Holdings, Inc.(1)	82,443	2,042,113
		6,447,022
TOTAL COMMON STOCKS (Cost $1,103,052,430)		1,287,506,125
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $3,611,174), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $3,535,494)		3,535,486
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/41, valued at $14,430,663), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $14,144,004)		14,144,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,949,478	2,949,478
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,628,964)		20,628,964
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,123,681,394)		1,308,135,089
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,272,132)
TOTAL NET ASSETS — 100.0%		$1,306,862,957

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,287,506,125	—	—
Temporary Cash Investments	2,949,478	17,679,486	—
	1,290,455,603	17,679,486	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,126,377,112
Gross tax appreciation of investments	$201,738,160
Gross tax depreciation of investments	(19,980,183)
Net tax appreciation (depreciation) of investments	$181,757,977

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
March 31, 2015

NT Small Company - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 1.8%
Astronics Corp.(1)	8,329	613,847
Ducommun, Inc.(1)	34,688	898,419
Moog, Inc., Class A(1)	28,842	2,164,592
Teledyne Technologies, Inc.(1)	22,616	2,413,806
		6,090,664
Air Freight and Logistics†
Air Transport Services Group, Inc.(1)	13,359	123,170
Airlines — 0.6%
JetBlue Airways Corp.(1)	109,051	2,099,232
Auto Components — 2.3%
American Axle & Manufacturing Holdings, Inc.(1)	76,545	1,977,157
Cooper Tire & Rubber Co.	42,678	1,828,326
Dana Holding Corp.	110,552	2,339,280
Tower International, Inc.(1)	56,988	1,515,881
		7,660,644
Banks — 5.0%
Ameris Bancorp	2,546	67,189
Bank of the Ozarks, Inc.	61,130	2,257,531
Banner Corp.	15,254	700,159
Cardinal Financial Corp.	58,858	1,175,983
Columbia Banking System, Inc.	2,911	84,332
Eagle Bancorp, Inc.(1)	21,100	810,240
First BanCorp(1)	232,354	1,440,595
First Interstate Bancsystem, Inc.	8,700	242,034
First Merchants Corp.	11,311	266,261
Hancock Holding Co.	67,938	2,028,629
Home Bancshares, Inc.	14,742	499,606
OFG Bancorp	106,532	1,738,602
Prosperity Bancshares, Inc.	45,862	2,406,838
Renasant Corp.	24,762	744,098
South State Corp.	6,714	459,170
Sterling Bancorp	74,900	1,004,409
Stock Yards Bancorp, Inc.	3,348	115,272
Wilshire Bancorp, Inc.	71,195	709,814
Wintrust Financial Corp.	2,061	98,268
		16,849,030
Biotechnology — 5.4%
Acorda Therapeutics, Inc.(1)	55,751	1,855,393
Anacor Pharmaceuticals, Inc.(1)	41,554	2,403,899
BioSpecifics Technologies Corp.(1)	9,742	381,399
Dyax Corp.(1)	62,048	1,039,614
Emergent Biosolutions, Inc.(1)	63,297	1,820,422
Five Prime Therapeutics, Inc.(1)	3,079	70,355
Hyperion Therapeutics, Inc.(1)	7,279	334,106
Infinity Pharmaceuticals, Inc.(1)	44,568	623,061
Ligand Pharmaceuticals, Inc., Class B(1)	29,431	2,269,424

MannKind Corp.(1)	84,008	436,842
Merrimack Pharmaceuticals, Inc.(1)	134,226	1,594,605
MiMedx Group, Inc.(1)	183,064	1,903,866
Northwest Biotherapeutics, Inc.(1)	7,007	51,642
OncoMed Pharmaceuticals, Inc.(1)	19,980	515,084
Ophthotech Corp.(1)	14,311	665,891
Prothena Corp. plc(1)	31,537	1,202,821
Sangamo Biosciences, Inc.(1)	65,582	1,028,326
		18,196,750
Building Products — 1.6%
American Woodmark Corp.(1)	35,290	1,931,422
Continental Building Products, Inc.(1)	26,999	609,907
Griffon Corp.	25,051	436,639
Simpson Manufacturing Co., Inc.	52,433	1,959,421
Universal Forest Products, Inc.	5,787	321,063
		5,258,452
Capital Markets — 2.2%
Calamos Asset Management, Inc., Class A	45,110	606,729
Diamond Hill Investment Group, Inc.	3,669	587,040
Evercore Partners, Inc., Class A	38,047	1,965,508
INTL FCStone, Inc.(1)	4,567	135,777
Investment Technology Group, Inc.(1)	7,004	212,291
Janus Capital Group, Inc.	129,172	2,220,467
Manning & Napier, Inc.	56,192	731,058
Piper Jaffray Cos.(1)	19,912	1,044,584
		7,503,454
Chemicals — 0.3%
Innophos Holdings, Inc.	13,782	776,753
KMG Chemicals, Inc.	3,920	104,782
		881,535
Commercial Services and Supplies — 2.1%
ACCO Brands Corp.(1)	222,472	1,848,742
ARC Document Solutions, Inc.(1)	45,987	424,460
Deluxe Corp.	34,705	2,404,363
Herman Miller, Inc.	69,424	1,927,210
Kimball International, Inc., Class B	29,062	304,570
		6,909,345
Communications Equipment — 1.1%
ARRIS Group, Inc.(1)	35,607	1,028,864
Brocade Communications Systems, Inc.	67,497	800,852
Polycom, Inc.(1)	147,775	1,980,185
		3,809,901
Construction and Engineering — 0.7%
Argan, Inc.	6,167	223,060
EMCOR Group, Inc.	46,483	2,160,065
		2,383,125
Consumer Finance — 1.0%
Credit Acceptance Corp.(1)	11,400	2,223,000
Enova International, Inc.(1)	4,698	92,504
World Acceptance Corp.(1)	14,510	1,058,069
		3,373,573
Containers and Packaging — 1.0%
Berry Plastics Group, Inc.(1)	52,268	1,891,579

Graphic Packaging Holding Co.	109,565	1,593,075
		3,484,654
Distributors — 0.1%
VOXX International Corp.(1)	26,462	242,392
Diversified Consumer Services — 1.5%
Capella Education Co.	15,688	1,017,837
K12, Inc.(1)	110,836	1,742,342
Strayer Education, Inc.(1)	29,124	1,555,513
Weight Watchers International, Inc.(1)	96,928	677,527
		4,993,219
Diversified Financial Services — 0.3%
Gain Capital Holdings, Inc.	103,272	1,008,967
Diversified Telecommunication Services — 0.9%
IDT Corp., Class B	63,934	1,134,829
Inteliquent, Inc.	60,053	945,234
Intelsat SA(1)	73,307	879,684
		2,959,747
Electric Utilities — 0.4%
IDACORP, Inc.	19,819	1,246,021
Electrical Equipment — 0.7%
AZZ, Inc.	11,538	537,556
Enphase Energy, Inc.(1)	109,542	1,444,859
Thermon Group Holdings, Inc.(1)	13,603	327,424
		2,309,839
Electronic Equipment, Instruments and Components — 3.2%
Benchmark Electronics, Inc.(1)	55,056	1,322,996
Checkpoint Systems, Inc.	90,116	975,055
Coherent, Inc.(1)	8,339	541,702
CTS Corp.	8,492	152,771
DTS, Inc.(1)	4,490	152,974
KEMET Corp.(1)	10,458	43,296
Kimball Electronics, Inc.(1)	10,793	152,613
Methode Electronics, Inc.	49,047	2,307,171
Newport Corp.(1)	36,473	695,176
OSI Systems, Inc.(1)	22,932	1,702,930
Rogers Corp.(1)	5,997	493,013
Sanmina Corp.(1)	84,474	2,043,426
		10,583,123
Energy Equipment and Services — 1.0%
Forum Energy Technologies, Inc.(1)	100,677	1,973,269
ION Geophysical Corp.(1)	31,456	68,260
Tesco Corp.	69,500	790,215
US Silica Holdings, Inc.	16,790	597,892
		3,429,636
Food and Staples Retailing — 1.0%
Andersons, Inc. (The)	18,590	769,068
Ingles Markets, Inc., Class A	7,975	394,603
SUPERVALU, Inc.(1)	197,505	2,296,983
		3,460,654
Food Products — 1.6%
Cal-Maine Foods, Inc.	50,361	1,967,101
Pilgrim's Pride Corp.	35,860	810,077
Sanderson Farms, Inc.	24,191	1,926,813

Seaboard Corp.(1)	142	586,744
		5,290,735
Gas Utilities — 0.7%
New Jersey Resources Corp.	70,430	2,187,556
Health Care Equipment and Supplies — 5.3%
Abaxis, Inc.	8,937	572,951
Align Technology, Inc.(1)	22,889	1,231,085
Analogic Corp.	12,696	1,154,066
Anika Therapeutics, Inc.(1)	39,142	1,611,476
Cyberonics, Inc.(1)	28,662	1,860,737
Exactech, Inc.(1)	3,429	87,885
Globus Medical, Inc.(1)	75,673	1,909,987
Greatbatch, Inc.(1)	35,979	2,081,385
Hill-Rom Holdings, Inc.	28,550	1,398,950
Merit Medical Systems, Inc.(1)	11,428	219,989
Natus Medical, Inc.(1)	48,384	1,909,717
STERIS Corp.	35,116	2,467,601
West Pharmaceutical Services, Inc.	23,448	1,411,804
		17,917,633
Health Care Providers and Services — 1.5%
Centene Corp.(1)	25,648	1,813,057
Genesis Healthcare, Inc.(1)	26,597	189,371
Landauer, Inc.	13,595	477,728
Molina Healthcare, Inc.(1)	35,064	2,359,456
RadNet, Inc.(1)	20,847	175,115
Surgical Care Affiliates, Inc.(1)	4,979	170,929
		5,185,656
Health Care Technology — 0.9%
Computer Programs & Systems, Inc.	7,027	381,285
MedAssets, Inc.(1)	38,521	724,965
Merge Healthcare, Inc.(1)	79,554	355,607
Quality Systems, Inc.	88,095	1,407,758
		2,869,615
Hotels, Restaurants and Leisure — 5.8%
Boyd Gaming Corp.(1)	106,768	1,516,106
Cracker Barrel Old Country Store, Inc.	15,982	2,431,501
Denny's Corp.(1)	29,180	332,652
Diamond Resorts International, Inc.(1)	14,334	479,186
DineEquity, Inc.	18,417	1,970,803
Interval Leisure Group, Inc.	62,273	1,632,175
Isle of Capri Casinos, Inc.(1)	113,551	1,595,392
Jack in the Box, Inc.	9,000	863,280
La Quinta Holdings, Inc.(1)	23,016	545,019
Marriott Vacations Worldwide Corp.	25,375	2,056,644
Monarch Casino & Resort, Inc.(1)	11,508	220,263
Penn National Gaming, Inc.(1)	118,326	1,852,985
Ruth's Hospitality Group, Inc.	70,662	1,122,113
Speedway Motorsports, Inc.	6,871	156,315
Vail Resorts, Inc.	25,825	2,670,821
		19,445,255
Household Durables — 0.8%
CSS Industries, Inc.	12,346	372,232
Ethan Allen Interiors, Inc.	27,313	754,931

Libbey, Inc.	4,362	174,088
Universal Electronics, Inc.(1)	26,353	1,487,363
		2,788,614
Household Products — 0.1%
Central Garden and Pet Co.(1)	16,044	170,387
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.	51,751	1,967,573
Insurance — 3.7%
AMERISAFE, Inc.	36,089	1,669,116
Amtrust Financial Services, Inc.	34,827	1,984,617
Employers Holdings, Inc.	17,075	460,854
Federated National Holding Co.	60,279	1,844,537
HCI Group, Inc.	2,812	128,986
Maiden Holdings Ltd.	93,676	1,389,215
Navigators Group, Inc. (The)(1)	3,158	245,819
Selective Insurance Group, Inc.	60,809	1,766,502
United Fire Group, Inc.	8,135	258,449
United Insurance Holdings Corp.	38,964	876,690
Universal Insurance Holdings, Inc.	76,207	1,950,137
		12,574,922
Internet and Catalog Retail — 0.3%
1-800-Flowers.com, Inc., Class A(1)	16,764	198,318
Nutrisystem, Inc.	15,993	319,540
PetMed Express, Inc.	33,042	545,854
		1,063,712
Internet Software and Services — 3.1%
Cimpress NV(1)	27,661	2,334,035
Constant Contact, Inc.(1)	48,551	1,855,134
Dice Holdings, Inc.(1)	30,753	274,317
Endurance International Group Holdings, Inc.(1)	61,505	1,172,285
LogMeIn, Inc.(1)	35,822	2,005,674
Marchex, Inc., Class B	12,916	52,697
NIC, Inc.	8,446	149,241
United Online, Inc.(1)	11,077	176,457
Web.com Group, Inc.(1)	91,528	1,734,456
XO Group, Inc.(1)	43,156	762,566
		10,516,862
IT Services — 0.9%
CSG Systems International, Inc.	30,551	928,445
Science Applications International Corp.	39,324	2,019,287
		2,947,732
Life Sciences Tools and Services — 1.9%
Affymetrix, Inc.(1)	60,993	766,072
Cambrex Corp.(1)	53,614	2,124,723
Charles River Laboratories International, Inc.(1)	5,543	439,504
Luminex Corp.(1)	48,891	782,256
PAREXEL International Corp.(1)	35,189	2,427,689
		6,540,244
Machinery — 3.6%
Altra Industrial Motion Corp.	12,161	336,130
Blount International, Inc.(1)	130,225	1,677,298
CIRCOR International, Inc.	4,857	265,678
Douglas Dynamics, Inc.	65,381	1,493,302

Federal Signal Corp.	6,766	106,835
Hillenbrand, Inc.	37,837	1,168,028
Kadant, Inc.	3,825	201,233
Lydall, Inc.(1)	40,370	1,280,537
Meritor, Inc.(1)	148,786	1,876,192
Mueller Water Products, Inc., Class A	181,306	1,785,864
Wabash National Corp.(1)	136,601	1,926,074
		12,117,171
Marine — 0.7%
Matson, Inc.	52,216	2,201,427
Media — 0.1%
Entercom Communications Corp., Class A(1)	38,023	461,979
Metals and Mining — 1.5%
Century Aluminum Co.(1)	122,052	1,684,317
Gold Resource Corp.	226,874	723,728
Materion Corp.	50,083	1,924,690
Schnitzer Steel Industries, Inc., Class A	52,678	835,473
		5,168,208
Multiline Retail — 0.9%
Burlington Stores, Inc.(1)	36,201	2,151,064
Dillard's, Inc., Class A	6,665	909,839
		3,060,903
Oil, Gas and Consumable Fuels — 2.2%
Adams Resources & Energy, Inc.	1,198	80,517
Alon USA Energy, Inc.	99,617	1,650,654
Cloud Peak Energy, Inc.(1)	20,028	116,563
Green Plains, Inc.	68,338	1,951,050
Pacific Ethanol, Inc.(1)	167,897	1,811,609
REX American Resources Corp.(1)	30,237	1,838,712
		7,449,105
Paper and Forest Products — 0.8%
Clearwater Paper Corp.(1)	23,919	1,561,911
Neenah Paper, Inc.	19,712	1,232,788
		2,794,699
Pharmaceuticals — 1.9%
Lannett Co., Inc.(1)	30,240	2,047,550
Pozen, Inc.(1)	86,658	669,000
Prestige Brands Holdings, Inc.(1)	27,095	1,162,105
Sagent Pharmaceuticals, Inc.(1)	66,060	1,535,895
SciClone Pharmaceuticals, Inc.(1)	24,541	217,433
Sucampo Pharmaceuticals, Inc., Class A(1)	52,156	811,547
		6,443,530
Professional Services — 1.3%
CRA International, Inc.(1)	18,379	571,955
Huron Consulting Group, Inc.(1)	2,041	135,012
Korn/Ferry International	42,153	1,385,569
RPX Corp.(1)	111,182	1,599,909
TrueBlue, Inc.(1)	19,357	471,343
VSE Corp.	3,834	313,928
		4,477,716
Real Estate Investment Trusts (REITs) — 6.4%
AG Mortgage Investment Trust, Inc.	6,261	117,957
American Capital Mortgage Investment Corp.	8,682	155,929

Anworth Mortgage Asset Corp.	19,329	98,385
Associated Estates Realty Corp.	35,669	880,311
Chesapeake Lodging Trust	25,378	858,538
DiamondRock Hospitality Co.	140,434	1,984,332
Geo Group, Inc. (The)	33,964	1,485,585
Hatteras Financial Corp.	18,889	343,024
LaSalle Hotel Properties	59,060	2,295,072
LTC Properties, Inc.	45,003	2,070,138
Medical Properties Trust, Inc.	106,865	1,575,190
PS Business Parks, Inc.	25,209	2,093,355
RLJ Lodging Trust	70,710	2,213,930
Ryman Hospitality Properties, Inc.	34,975	2,130,327
Select Income REIT	32,231	805,453
Summit Hotel Properties, Inc.	9,245	130,077
Sunstone Hotel Investors, Inc.	133,338	2,222,745
Universal Health Realty Income Trust	2,867	161,269
		21,621,617
Real Estate Management and Development — 0.7%
Marcus & Millichap, Inc.(1)	32,049	1,201,197
RE/MAX Holdings, Inc., Class A	31,410	1,043,126
		2,244,323
Road and Rail — 1.5%
ArcBest Corp.	47,136	1,785,983
PAM Transportation Services, Inc.(1)	1,473	84,359
Quality Distribution, Inc.(1)	59,536	615,007
Saia, Inc.(1)	10,767	476,978
Swift Transportation Co.(1)	76,471	1,989,775
USA Truck, Inc.(1)	2,927	81,049
		5,033,151
Semiconductors and Semiconductor Equipment — 6.3%
Advanced Energy Industries, Inc.(1)	58,732	1,507,063
Amkor Technology, Inc.(1)	134,799	1,190,949
Cabot Microelectronics Corp.(1)	19,990	998,900
Cirrus Logic, Inc.(1)	60,479	2,011,531
Diodes, Inc.(1)	62,562	1,786,771
Fairchild Semiconductor International, Inc.(1)	118,421	2,152,894
Lattice Semiconductor Corp.(1)	38,229	242,372
MaxLinear, Inc., Class A(1)	122,398	995,096
Microsemi Corp.(1)	65,439	2,316,541
MKS Instruments, Inc.	30,907	1,044,966
OmniVision Technologies, Inc.(1)	53,443	1,409,292
Pericom Semiconductor Corp.	5,593	86,524
Qorvo, Inc.(1)	3,165	252,250
Rambus, Inc.(1)	68,118	856,584
Semtech Corp.(1)	71,017	1,892,248
Synaptics, Inc.(1)	16,598	1,349,500
Tessera Technologies, Inc.	21,718	874,801
Ultra Clean Holdings, Inc.(1)	46,416	331,874
		21,300,156
Software — 5.4%
ACI Worldwide, Inc.(1)	72,932	1,579,707
Aspen Technology, Inc.(1)	10,115	389,326
Cadence Design Systems, Inc.(1)	25,961	478,721

Fair Isaac Corp.	26,919	2,388,254
Glu Mobile, Inc.(1)	354,152	1,774,302
Mentor Graphics Corp.	88,194	2,119,302
NetScout Systems, Inc.(1)	46,873	2,055,381
Pegasystems, Inc.	62,530	1,360,027
Progress Software Corp.(1)	17,735	481,860
PTC, Inc.(1)	33,432	1,209,235
SS&C Technologies Holdings, Inc.	12,231	761,991
VASCO Data Security International, Inc.(1)	58,205	1,253,736
Verint Systems, Inc.(1)	37,843	2,343,617
		18,195,459
Specialty Retail — 1.7%
Brown Shoe Co., Inc.	15,480	507,744
Buckle, Inc. (The)	7,453	380,774
Build-A-Bear Workshop, Inc.(1)	86,380	1,697,367
Cato Corp. (The), Class A	46,032	1,822,867
Children's Place, Inc. (The)	875	56,166
Outerwall, Inc.	20,680	1,367,362
		5,832,280
Technology Hardware, Storage and Peripherals — 0.4%
QLogic Corp.(1)	81,798	1,205,702
Textiles, Apparel and Luxury Goods — 0.8%
Culp, Inc.	14,985	400,849
Iconix Brand Group, Inc.(1)	54,436	1,832,860
Vince Holding Corp.(1)	27,880	517,174
		2,750,883
Thrifts and Mortgage Finance — 1.5%
Essent Group Ltd.(1)	75,941	1,815,749
EverBank Financial Corp.	104,218	1,879,051
Home Loan Servicing Solutions Ltd.	56,541	935,188
Radian Group, Inc.	32,994	553,969
		5,183,957
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	34,950	669,991
TOTAL COMMON STOCKS (Cost $280,275,252)		334,535,880
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $467,822), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $458,018)		458,017
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/41, valued at $1,870,375), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $1,832,001)		1,832,000
State Street Institutional Liquid Reserves Fund, Premier Class	382,436	382,436
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,672,453)		2,672,453
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $282,947,705)		337,208,333
OTHER ASSETS AND LIABILITIES — (0.1)%		(438,011)
TOTAL NET ASSETS — 100.0%		$336,770,322

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	334,535,880	—	—
Temporary Cash Investments	382,436	2,290,017	—
	334,918,316	2,290,017	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$284,765,960
Gross tax appreciation of investments	$59,691,128
Gross tax depreciation of investments	(7,248,755)
Net tax appreciation (depreciation) of investments	$52,442,373

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2015

Small Company - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.8%
Astronics Corp.(1)	14,990	1,104,763
Ducommun, Inc.(1)	55,983	1,449,960
Moog, Inc., Class A(1)	47,152	3,538,757
Teledyne Technologies, Inc.(1)	36,779	3,925,423
		10,018,903
Air Freight and Logistics†
Air Transport Services Group, Inc.(1)	21,364	196,976
Airlines — 0.6%
JetBlue Airways Corp.(1)	184,183	3,545,523
Auto Components — 2.3%
American Axle & Manufacturing Holdings, Inc.(1)	127,207	3,285,757
Cooper Tire & Rubber Co.	69,481	2,976,566
Dana Holding Corp.	185,595	3,927,190
Tower International, Inc.(1)	92,888	2,470,821
		12,660,334
Banks — 5.1%
Ameris Bancorp	7,206	190,166
Bank of the Ozarks, Inc.	98,644	3,642,923
Banner Corp.	24,844	1,140,340
Cardinal Financial Corp.	94,041	1,878,939
Columbia Banking System, Inc.	5,350	154,989
Eagle Bancorp, Inc.(1)	35,647	1,368,845
First BanCorp(1)	391,918	2,429,892
First Interstate Bancsystem, Inc.	17,098	475,666
First Merchants Corp.	16,787	395,166
Hancock Holding Co.	111,294	3,323,239
Heartland Financial USA, Inc.	4,211	137,405
Home Bancshares, Inc.	24,007	813,597
OFG Bancorp	176,369	2,878,342
Park National Corp.	4,066	347,887
Prosperity Bancshares, Inc.	73,665	3,865,939
Renasant Corp.	39,799	1,195,960
South State Corp.	11,902	813,978
Sterling Bancorp	128,410	1,721,978
Stock Yards Bancorp, Inc.	3,070	105,700
Wilshire Bancorp, Inc.	114,973	1,146,281
Wintrust Financial Corp.	6,584	313,925
		28,341,157
Biotechnology — 5.4%
Acorda Therapeutics, Inc.(1)	93,572	3,114,076
Anacor Pharmaceuticals, Inc.(1)	69,946	4,046,376
BioSpecifics Technologies Corp.(1)	15,553	608,900
Dyax Corp.(1)	101,947	1,708,122
Emergent Biosolutions, Inc.(1)	107,396	3,088,709
Five Prime Therapeutics, Inc.(1)	4,018	91,811
Hyperion Therapeutics, Inc.(1)	12,420	570,078

Infinity Pharmaceuticals, Inc.(1)	72,221	1,009,650
Ligand Pharmaceuticals, Inc., Class B(1)	47,951	3,697,502
MannKind Corp.(1)	135,187	702,972
Merrimack Pharmaceuticals, Inc.(1)	219,193	2,604,013
MiMedx Group, Inc.(1)	297,928	3,098,451
Northwest Biotherapeutics, Inc.(1)	11,885	87,593
OncoMed Pharmaceuticals, Inc.(1)	34,922	900,289
Ophthotech Corp.(1)	23,322	1,085,173
Prothena Corp. plc(1)	52,646	2,007,918
Sangamo Biosciences, Inc.(1)	106,997	1,677,713
		30,099,346
Building Products — 1.6%
American Woodmark Corp.(1)	56,979	3,118,461
Continental Building Products, Inc.(1)	47,837	1,080,638
Griffon Corp.	39,015	680,031
Simpson Manufacturing Co., Inc.	88,543	3,308,852
Universal Forest Products, Inc.	10,020	555,909
		8,743,891
Capital Markets — 2.2%
Calamos Asset Management, Inc., Class A	75,073	1,009,732
Diamond Hill Investment Group, Inc.	5,741	918,560
Evercore Partners, Inc., Class A	61,160	3,159,525
INTL FCStone, Inc.(1)	10,068	299,322
Investment Technology Group, Inc.(1)	14,901	451,649
Janus Capital Group, Inc.	209,399	3,599,569
Manning & Napier, Inc.	90,378	1,175,818
Piper Jaffray Cos.(1)	34,781	1,824,611
		12,438,786
Chemicals — 0.3%
Innophos Holdings, Inc.	22,228	1,252,770
KMG Chemicals, Inc.	5,521	147,576
		1,400,346
Commercial Services and Supplies — 2.0%
ACCO Brands Corp.(1)	375,871	3,123,488
ARC Document Solutions, Inc.(1)	76,598	706,999
Deluxe Corp.	55,881	3,871,436
Herman Miller, Inc.	112,011	3,109,425
Kimball International, Inc., Class B	54,464	570,783
		11,382,131
Communications Equipment — 1.1%
ARRIS Group, Inc.(1)	57,207	1,652,996
Brocade Communications Systems, Inc.	108,382	1,285,953
Polycom, Inc.(1)	251,156	3,365,490
		6,304,439
Construction and Engineering — 0.7%
Argan, Inc.	10,825	391,540
EMCOR Group, Inc.	75,944	3,529,118
		3,920,658
Consumer Finance — 1.0%
Credit Acceptance Corp.(1)	18,613	3,629,535
Enova International, Inc.(1)	6,106	120,227
World Acceptance Corp.(1)	23,950	1,746,434
		5,496,196

Containers and Packaging — 1.1%
Berry Plastics Group, Inc.(1)	88,701	3,210,089
Graphic Packaging Holding Co.	184,320	2,680,013
		5,890,102
Distributors — 0.1%
VOXX International Corp.(1)	47,339	433,625
Diversified Consumer Services — 1.5%
Capella Education Co.	25,168	1,632,900
K12, Inc.(1)	182,226	2,864,593
Strayer Education, Inc.(1)	47,187	2,520,257
Weight Watchers International, Inc.(1)	158,075	1,104,944
		8,122,694
Diversified Financial Services — 0.3%
Gain Capital Holdings, Inc.	176,436	1,723,780
Diversified Telecommunication Services — 0.9%
IDT Corp., Class B	104,005	1,846,089
Inteliquent, Inc.	97,795	1,539,293
Intelsat SA(1)	119,094	1,429,128
		4,814,510
Electric Utilities — 0.4%
IDACORP, Inc.	31,878	2,004,170
Electrical Equipment — 0.7%
AZZ, Inc.	18,977	884,138
Enphase Energy, Inc.(1)	178,668	2,356,631
Thermon Group Holdings, Inc.(1)	21,768	523,956
		3,764,725
Electronic Equipment, Instruments and Components — 3.1%
Benchmark Electronics, Inc.(1)	90,926	2,184,952
Checkpoint Systems, Inc.	145,575	1,575,122
Coherent, Inc.(1)	13,365	868,190
CTS Corp.	12,452	224,011
DTS, Inc.(1)	7,009	238,797
KEMET Corp.(1)	25,882	107,151
Kimball Electronics, Inc.(1)	21,013	297,124
Methode Electronics, Inc.	79,797	3,753,651
Newport Corp.(1)	59,004	1,124,616
OSI Systems, Inc.(1)	37,016	2,748,808
Rogers Corp.(1)	9,856	810,262
Sanmina Corp.(1)	141,761	3,429,199
		17,361,883
Energy Equipment and Services — 1.0%
Forum Energy Technologies, Inc.(1)	169,417	3,320,573
ION Geophysical Corp.(1)	53,783	116,709
Tesco Corp.	113,324	1,288,494
US Silica Holdings, Inc.	27,763	988,641
		5,714,417
Food and Staples Retailing — 1.0%
Andersons, Inc. (The)	31,881	1,318,917
Ingles Markets, Inc., Class A	13,154	650,860
SUPERVALU, Inc.(1)	321,910	3,743,813
		5,713,590

Food Products — 1.6%
Cal-Maine Foods, Inc.	81,502	3,183,468
Pilgrim's Pride Corp.	57,535	1,299,716
Sanderson Farms, Inc.	41,685	3,320,210
Seaboard Corp.(1)	267	1,103,244
		8,906,638
Gas Utilities — 0.6%
New Jersey Resources Corp.	115,781	3,596,158
Health Care Equipment and Supplies — 5.2%
Abaxis, Inc.	14,482	928,441
Align Technology, Inc.(1)	37,468	2,015,216
Analogic Corp.	20,780	1,888,902
Anika Therapeutics, Inc.(1)	63,917	2,631,463
Cyberonics, Inc.(1)	46,724	3,033,322
Exactech, Inc.(1)	4,263	109,261
Globus Medical, Inc.(1)	124,782	3,149,498
Greatbatch, Inc.(1)	58,073	3,359,523
Hill-Rom Holdings, Inc.	46,506	2,278,794
Merit Medical Systems, Inc.(1)	20,062	386,193
Natus Medical, Inc.(1)	78,455	3,096,619
STERIS Corp.	58,092	4,082,125
West Pharmaceutical Services, Inc.	38,470	2,316,279
		29,275,636
Health Care Providers and Services — 1.5%
Centene Corp.(1)	41,574	2,938,866
Genesis Healthcare, Inc.(1)	49,019	349,015
Landauer, Inc.	24,502	861,000
Molina Healthcare, Inc.(1)	58,532	3,938,619
RadNet, Inc.(1)	34,186	287,163
Surgical Care Affiliates, Inc.(1)	6,331	217,343
		8,592,006
Health Care Technology — 0.9%
Computer Programs & Systems, Inc.	11,649	632,075
MedAssets, Inc.(1)	64,017	1,204,800
Merge Healthcare, Inc.(1)	132,862	593,893
Quality Systems, Inc.	153,444	2,452,035
		4,882,803
Hotels, Restaurants and Leisure — 5.8%
Boyd Gaming Corp.(1)	180,495	2,563,029
Cracker Barrel Old Country Store, Inc.	25,764	3,919,735
Denny's Corp.(1)	50,297	573,386
Diamond Resorts International, Inc.(1)	26,055	871,019
DineEquity, Inc.	30,051	3,215,757
Interval Leisure Group, Inc.	101,863	2,669,829
Isle of Capri Casinos, Inc.(1)	183,497	2,578,133
Jack in the Box, Inc.	14,564	1,396,979
La Quinta Holdings, Inc.(1)	42,675	1,010,544
Marriott Vacations Worldwide Corp.	41,032	3,325,644
Monarch Casino & Resort, Inc.(1)	18,584	355,698
Nathan's Famous, Inc.	2,137	115,718
Penn National Gaming, Inc.(1)	198,084	3,101,995
Ruth's Hospitality Group, Inc.	113,693	1,805,445
Speedway Motorsports, Inc.	16,192	368,368

Vail Resorts, Inc.	41,738	4,316,544
		32,187,823
Household Durables — 0.8%
CSS Industries, Inc.	19,112	576,227
Ethan Allen Interiors, Inc.	45,210	1,249,604
Libbey, Inc.	6,524	260,373
Universal Electronics, Inc.(1)	43,287	2,443,118
		4,529,322
Household Products — 0.1%
Central Garden and Pet Co.(1)	29,232	310,444
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.	83,431	3,172,047
Insurance — 3.7%
AMERISAFE, Inc.	57,633	2,665,526
Amtrust Financial Services, Inc.	58,350	3,325,075
Employers Holdings, Inc.	25,178	679,554
Federated National Holding Co.	97,911	2,996,077
HCI Group, Inc.	5,388	247,148
Maiden Holdings Ltd.	167,495	2,483,951
Navigators Group, Inc. (The)(1)	5,109	397,685
Selective Insurance Group, Inc.	99,106	2,879,029
United Fire Group, Inc.	14,020	445,415
United Insurance Holdings Corp.	63,442	1,427,445
Universal Insurance Holdings, Inc.	124,304	3,180,939
		20,727,844
Internet and Catalog Retail — 0.3%
1-800-Flowers.com, Inc., Class A(1)	28,259	334,304
Nutrisystem, Inc.	26,821	535,883
PetMed Express, Inc.	59,721	986,591
		1,856,778
Internet Software and Services — 3.1%
Cimpress NV(1)	44,915	3,789,928
Constant Contact, Inc.(1)	78,769	3,009,764
Dice Holdings, Inc.(1)	52,431	467,685
Endurance International Group Holdings, Inc.(1)	104,436	1,990,550
LogMeIn, Inc.(1)	58,563	3,278,942
Marchex, Inc., Class B	26,560	108,365
NIC, Inc.	14,223	251,320
United Online, Inc.(1)	17,576	279,986
Web.com Group, Inc.(1)	149,314	2,829,500
XO Group, Inc.(1)	69,754	1,232,553
		17,238,593
IT Services — 0.9%
CSG Systems International, Inc.	54,459	1,655,009
Science Applications International Corp.	63,788	3,275,514
		4,930,523
Life Sciences Tools and Services — 1.9%
Affymetrix, Inc.(1)	100,897	1,267,266
Cambrex Corp.(1)	90,445	3,584,335
Charles River Laboratories International, Inc.(1)	9,148	725,345
Luminex Corp.(1)	78,698	1,259,168
PAREXEL International Corp.(1)	58,736	4,052,197
		10,888,311

Machinery — 3.6%
Altra Industrial Motion Corp.	19,911	550,340
Blount International, Inc.(1)	212,894	2,742,075
CIRCOR International, Inc.	7,077	387,112
Douglas Dynamics, Inc.	107,298	2,450,686
Federal Signal Corp.	7,864	124,173
Hillenbrand, Inc.	63,525	1,961,017
Kadant, Inc.	8,123	427,351
Lydall, Inc.(1)	66,280	2,102,402
Meritor, Inc.(1)	252,721	3,186,812
Mueller Water Products, Inc., Class A	304,517	2,999,492
Wabash National Corp.(1)	222,074	3,131,243
		20,062,703
Marine — 0.6%
Matson, Inc.	84,324	3,555,100
Media — 0.1%
Entercom Communications Corp., Class A(1)	62,018	753,519
Metals and Mining — 1.5%
Century Aluminum Co.(1)	205,766	2,839,571
Gold Resource Corp.	369,420	1,178,450
Materion Corp.	81,304	3,124,513
Schnitzer Steel Industries, Inc., Class A	85,969	1,363,468
		8,506,002
Multiline Retail — 0.9%
Burlington Stores, Inc.(1)	59,103	3,511,900
Dillard's, Inc., Class A	10,768	1,469,940
		4,981,840
Oil, Gas and Consumable Fuels — 2.2%
Adams Resources & Energy, Inc.	1,231	82,736
Alon USA Energy, Inc.	161,963	2,683,727
Cloud Peak Energy, Inc.(1)	28,026	163,111
Green Plains, Inc.	111,444	3,181,726
Pacific Ethanol, Inc.(1)	273,814	2,954,453
REX American Resources Corp.(1)	49,137	2,988,021
		12,053,774
Paper and Forest Products — 0.8%
Clearwater Paper Corp.(1)	40,554	2,648,176
Neenah Paper, Inc.	32,981	2,062,632
		4,710,808
Pharmaceuticals — 1.9%
Lannett Co., Inc.(1)	50,881	3,445,152
Pozen, Inc.(1)	143,572	1,108,376
Prestige Brands Holdings, Inc.(1)	43,876	1,881,842
Sagent Pharmaceuticals, Inc.(1)	107,208	2,492,586
SciClone Pharmaceuticals, Inc.(1)	35,705	316,346
Sucampo Pharmaceuticals, Inc., Class A(1)	85,929	1,337,055
		10,581,357
Professional Services — 1.3%
CRA International, Inc.(1)	29,630	922,086
Huron Consulting Group, Inc.(1)	3,657	241,911
Korn/Ferry International	68,798	2,261,390
RPX Corp.(1)	188,186	2,707,996
TrueBlue, Inc.(1)	31,862	775,840

VSE Corp.	6,092	498,813
		7,408,036
Real Estate Investment Trusts (REITs) — 6.4%
AG Mortgage Investment Trust, Inc.	8,849	166,715
Alexander's, Inc.	214	97,708
American Capital Mortgage Investment Corp.	12,065	216,687
Anworth Mortgage Asset Corp.	29,837	151,870
Associated Estates Realty Corp.	59,240	1,462,043
Cedar Realty Trust, Inc.	12,814	95,977
Chesapeake Lodging Trust	42,101	1,424,277
DiamondRock Hospitality Co.	250,281	3,536,471
Geo Group, Inc. (The)	56,523	2,472,316
Hatteras Financial Corp.	28,630	519,921
LaSalle Hotel Properties	95,985	3,729,977
LTC Properties, Inc.	72,682	3,343,372
Medical Properties Trust, Inc.	171,417	2,526,687
PS Business Parks, Inc.	39,348	3,267,458
RLJ Lodging Trust	128,085	4,010,341
Ryman Hospitality Properties, Inc.	56,079	3,415,772
Select Income REIT	49,824	1,245,102
Summit Hotel Properties, Inc.	21,024	295,808
Sunstone Hotel Investors, Inc.	223,925	3,732,830
Universal Health Realty Income Trust	4,686	263,587
		35,974,919
Real Estate Management and Development — 0.7%
Marcus & Millichap, Inc.(1)	56,911	2,133,024
RE/MAX Holdings, Inc., Class A	55,381	1,839,203
		3,972,227
Road and Rail — 1.5%
ArcBest Corp.	79,008	2,993,613
PAM Transportation Services, Inc.(1)	1,808	103,544
Quality Distribution, Inc.(1)	96,936	1,001,349
Saia, Inc.(1)	18,128	803,070
Swift Transportation Co.(1)	124,302	3,234,338
USA Truck, Inc.(1)	3,168	87,722
		8,223,636
Semiconductors and Semiconductor Equipment — 6.3%
Advanced Energy Industries, Inc.(1)	95,499	2,450,504
Amkor Technology, Inc.(1)	220,142	1,944,955
Cabot Microelectronics Corp.(1)	36,101	1,803,967
Cirrus Logic, Inc.(1)	98,638	3,280,700
Diodes, Inc.(1)	107,331	3,065,373
Fairchild Semiconductor International, Inc.(1)	192,250	3,495,105
Lattice Semiconductor Corp.(1)	62,492	396,199
MaxLinear, Inc., Class A(1)	198,996	1,617,837
Microsemi Corp.(1)	106,449	3,768,295
MKS Instruments, Inc.	49,857	1,685,665
OmniVision Technologies, Inc.(1)	86,905	2,291,685
Pericom Semiconductor Corp.	8,611	133,212
Qorvo, Inc.(1)	7,050	561,885
Rambus, Inc.(1)	111,584	1,403,169
Semtech Corp.(1)	115,801	3,085,518
Synaptics, Inc.(1)	27,218	2,212,959
Tessera Technologies, Inc.	35,427	1,427,000
Ultra Clean Holdings, Inc.(1)	76,581	547,554
		35,171,582

Software — 5.4%
ACI Worldwide, Inc.(1)	119,658	2,591,792
Aspen Technology, Inc.(1)	16,625	639,896
Cadence Design Systems, Inc.(1)	40,420	745,345
Fair Isaac Corp.	43,931	3,897,558
Glu Mobile, Inc.(1)	575,735	2,884,432
Mentor Graphics Corp.	142,723	3,429,634
NetScout Systems, Inc.(1)	78,382	3,437,051
Pegasystems, Inc.	107,607	2,340,452
Progress Software Corp.(1)	28,782	782,007
PTC, Inc.(1)	54,124	1,957,665
SS&C Technologies Holdings, Inc.	20,972	1,306,556
VASCO Data Security International, Inc.(1)	94,715	2,040,161
Verint Systems, Inc.(1)	63,362	3,924,009
		29,976,558
Specialty Retail — 1.7%
Brown Shoe Co., Inc.	24,805	813,604
Buckle, Inc. (The)	12,529	640,107
Build-A-Bear Workshop, Inc.(1)	144,725	2,843,846
Cato Corp. (The), Class A	79,324	3,141,230
Children's Place, Inc. (The)	1,820	116,826
Outerwall, Inc.	33,562	2,219,119
		9,774,732
Technology Hardware, Storage and Peripherals — 0.4%
QLogic Corp.(1)	142,992	2,107,702
Textiles, Apparel and Luxury Goods — 0.8%
Culp, Inc.	24,807	663,587
Iconix Brand Group, Inc.(1)	88,478	2,979,054
Vince Holding Corp.(1)	48,465	899,026
		4,541,667
Thrifts and Mortgage Finance — 1.5%
Essent Group Ltd.(1)	127,366	3,045,321
EverBank Financial Corp.	170,813	3,079,758
Home Loan Servicing Solutions Ltd.	92,661	1,532,613
Radian Group, Inc.	55,531	932,366
		8,590,058
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	56,316	1,079,578
TOTAL COMMON STOCKS (Cost $481,182,244)		553,212,906
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $911,610), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $892,506)		892,504
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/41, valued at $3,647,231), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $3,571,001)		3,571,000
State Street Institutional Liquid Reserves Fund, Premier Class	725,325	725,325
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,188,829)		5,188,829
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $486,371,073)		558,401,735
OTHER ASSETS AND LIABILITIES — 0.1%		422,210
TOTAL NET ASSETS — 100.0%		$558,823,945

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	553,212,906	—	—
Temporary Cash Investments	725,325	4,463,504	—
	553,938,231	4,463,504	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$486,451,080
Gross tax appreciation of investments	$85,787,346
Gross tax depreciation of investments	(13,836,691)
Net tax appreciation (depreciation) of investments	$71,950,655

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Inflation Opportunities Fund
March 31, 2015

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 37.4%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	476,456	481,481
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	196,731	206,736
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	1,622,446	1,719,666
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17(1)	1,234,740	1,257,506
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	845,715	918,658
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,336,366	3,405,439
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	1,083,780	1,160,237
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,687,222	1,858,053
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	3,241,518	3,306,601
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	602,003	664,507
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	270,188	292,394
TOTAL U.S. TREASURY SECURITIES (Cost $15,228,510)		15,271,278
COMMON STOCKS — 21.7%
Capital Markets — 0.3%
Blackstone Group LP (The)	3,120	121,337
Chemicals — 0.1%
CF Industries Holdings, Inc.	82	23,262
Dow Chemical Co. (The)	408	19,576
Monsanto Co.	186	20,932
		63,770
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	138	19,292
Vulcan Materials Co.	556	46,871
		66,163
Containers and Packaging — 0.3%
Ball Corp.	167	11,797
Crown Holdings, Inc.(2)	325	17,556
MeadWestvaco Corp.	1,017	50,718
Packaging Corp. of America	208	16,264
Rock Tenn Co., Class A	273	17,608
Sealed Air Corp.	518	23,600
		137,543
Energy Equipment and Services — 1.0%
Baker Hughes, Inc.	872	55,442
Halliburton Co.	1,532	67,224
Nabors Industries Ltd.	1,842	25,144
National Oilwell Varco, Inc.	783	39,142
Patterson-UTI Energy, Inc.	781	14,663
Schlumberger Ltd.	2,184	182,233
Weatherford International plc(2)	1,197	14,723
		398,571
Hotels, Restaurants and Leisure — 0.2%
Accor SA	1,819	95,007
Metals and Mining — 0.5%
Agnico-Eagle Mines Ltd.	673	18,699
BHP Billiton Ltd. ADR	203	9,433

Franco-Nevada Corp.	842	40,805
Freeport-McMoRan, Inc.	1,327	25,147
Goldcorp, Inc. New York Shares	1,270	23,012
Randgold Resources Ltd. ADR	409	28,331
Rio Tinto plc ADR	264	10,930
Royal Gold, Inc.	415	26,191
Silver Wheaton Corp.	690	13,124
Tahoe Resources, Inc.	931	10,203
		205,875
Oil, Gas and Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	660	54,655
Apache Corp.	598	36,077
Canadian Natural Resources Ltd.	879	26,994
Cheniere Energy, Inc.(2)	924	71,518
Chesapeake Energy Corp.	881	12,475
Chevron Corp.	2,052	215,419
ConocoPhillips	1,905	118,605
Devon Energy Corp.	446	26,898
Encana Corp.	2,870	32,001
Energy Transfer Equity LP	984	62,346
Enterprise Products Partners LP	1,179	38,824
EOG Resources, Inc.	1,548	141,936
Exxon Mobil Corp.	2,558	217,430
Hess Corp.	557	37,804
Kinder Morgan, Inc.	3,161	132,952
Leucrotta Exploration, Inc.(2)	8,491	6,637
Marathon Oil Corp.	1,526	39,844
Marathon Petroleum Corp.	473	48,430
Noble Energy, Inc.	514	25,135
Occidental Petroleum Corp.	1,592	116,216
Paramount Resources Ltd., A Shares(2)	578	14,238
Peyto Exploration & Development Corp.	1,878	50,355
Phillips 66	720	56,592
Pioneer Natural Resources Co.	168	27,470
Plains All American Pipeline LP	413	20,142
PrairieSky Royalty Ltd.	1,633	38,525
Spectra Energy Corp.	944	34,144
Suncor Energy, Inc.	2,096	61,308
Tourmaline Oil Corp.(2)	469	14,194
Valero Energy Corp.	1,215	77,298
Williams Cos., Inc. (The)	965	48,819
		1,905,281
Paper and Forest Products — 0.1%
International Paper Co.	660	36,623
Real Estate Investment Trusts (REITs) — 10.8%
Activia Properties, Inc.	8	69,944
Alexandria Real Estate Equities, Inc.	1,520	149,021
Allied Properties Real Estate Investment Trust	2,006	63,797
Alstria Office REIT-AG	6,020	84,724
Apartment Investment & Management Co., Class A	3,697	145,514
AvalonBay Communities, Inc.	1,227	213,805
Big Yellow Group plc	6,356	61,026
Boston Properties, Inc.	1,445	202,994

British Land Co. plc	6,900	85,126
Charter Hall Group	6,737	26,095
Derwent London plc	1,372	69,556
Duke Realty Corp.	6,782	147,644
Equity Residential	1,478	115,077
Essex Property Trust, Inc.	779	179,092
Extra Space Storage, Inc.	2,213	149,532
Fortune Real Estate Investment Trust	42,000	44,622
General Growth Properties, Inc.	6,016	177,773
Goodman Group	17,418	83,922
Great Portland Estates plc	5,626	67,674
Hammerson plc	6,097	60,103
Hudson Pacific Properties, Inc.	3,914	129,906
Hulic Reit, Inc.	39	59,888
Kenedix Residential Investment Corp.	25	77,641
Kenedix Retail REIT Corp.(2)	22	51,049
Kilroy Realty Corp.	1,584	120,653
Kimco Realty Corp.	5,449	146,306
Kite Realty Group Trust	4,168	117,412
Klepierre	1,402	68,873
Land Securities Group plc	5,050	93,834
Link Real Estate Investment Trust (The)	17,000	104,614
Macerich Co. (The)	495	41,743
Mapletree Commercial Trust	29,200	34,033
Mapletree Greater China Commercial Trust	56,100	42,479
Mirvac Group	30,555	46,662
Pebblebrook Hotel Trust	2,449	114,050
Safestore Holdings plc	9,827	42,448
Scentre Group	29,275	83,177
Simon Property Group, Inc.	1,208	236,333
SL Green Realty Corp.	1,068	137,110
Unibail-Rodamco SE	613	165,438
Ventas, Inc.	3,041	222,054
Westfield Corp.	9,147	66,357
		4,399,101
Real Estate Management and Development — 3.5%
AP Thailand PCL	59,400	13,138
AP Thailand PCL NVDR	58,600	12,961
Ayala Land, Inc.	64,200	55,227
CapitaLand Ltd.	25,400	66,154
China Overseas Land & Investment Ltd.	28,000	90,570
China Resources Land Ltd.	27,555	77,664
Corp. Inmobiliaria Vesta SAB de CV	19,700	36,421
Daiwa House Industry Co. Ltd.	1,600	31,583
Fabege AB	6,199	88,909
Forest City Enterprises, Inc., Class A(2)	4,665	119,051
Hongkong Land Holdings Ltd.	11,800	89,152
Jones Lang LaSalle, Inc.	182	31,013
KWG Property Holding Ltd.	37,500	26,624
LEG Immobilien AG	1,223	97,231
Megaworld Corp.	95,600	11,601
Mitsubishi Estate Co. Ltd.	10,000	232,108
Mitsui Fudosan Co. Ltd.	3,000	88,168

PT Bumi Serpong Damai Tbk	105,000	17,097
PT Pakuwon Jati Tbk	426,500	16,763
Sun Hung Kai Properties Ltd.	6,750	103,914
Swire Properties Ltd.	18,600	60,435
Unite Group plc (The)	8,093	70,272
		1,436,056
TOTAL COMMON STOCKS (Cost $7,506,828)		8,865,327
COMMERCIAL PAPER(3) — 18.1%
Chariot Funding LLC, 0.22%, 6/3/15(4)	2,500,000	2,499,053
Old Line Funding LLC, 0.23%, 5/26/15(4)	2,400,000	2,399,347
Thunder Bay Funding LLC, 0.24%, 6/2/15(4)	2,500,000	2,499,072
TOTAL COMMERCIAL PAPER (Cost $7,397,161)		7,397,472
EXCHANGE-TRADED FUNDS — 9.7%
iShares S&P GSCI Commodity Indexed Trust(2)	84,075	1,639,463
PowerShares DB Commodity Index Tracking Fund(2)	17,586	300,193
SPDR Gold Shares(2)	10,549	1,198,999
Sprott Physical Gold Trust(2)	83,882	820,366
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,384,660)		3,959,021
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 3.6%
Private Sponsor Collateralized Mortgage Obligations — 3.5%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	8,384	8,814
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	6,463	6,541
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	47,631	49,607
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	41,100	36,253
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.63%, 4/1/15	30,715	30,736
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 4/1/15	81,861	81,810
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 4/1/15	52,429	52,084
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.20%, 4/1/15	70,491	69,081
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	67,001	70,970
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	10,591	11,121
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.07%, 4/1/15	40,062	38,414
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 4/1/15	60,077	60,414
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 4/1/15	70,212	66,756
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.70%, 4/1/15	19,532	19,720
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	20,484	21,565
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.46%, 4/1/15	11,570	11,569
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 4/1/15(4)	67,322	68,386
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 4/25/15	20,026	19,321
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	14,040	14,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	9,282	9,605
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.37%, 4/1/15	20,983	20,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.60%, 4/1/15	77,154	78,883
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 4/1/15	53,878	54,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.06%, 4/1/15	36,698	36,971
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	68,565	70,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	71,844	71,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	31,427	32,613
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.60%, 4/1/15	42,333	39,305
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	55,552	54,812
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	42,374	41,939
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	52,859	54,954

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	16,940	17,554
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	17,475	18,104
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	6,580	6,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.13%, 4/1/15	7,881	7,864
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 4/1/15(4)	51,392	52,798
		1,406,983
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	49,131	53,018
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,436,406)		1,460,001
CORPORATE BONDS — 3.5%
Aerospace and Defense — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(4)	70,000	66,325
Automobiles†
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(4)	10,000	10,307
Banks — 0.1%
Bank of America Corp., 2.00%, 1/11/18	40,000	40,323
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	75,000	76,500
Communications Equipment — 0.4%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	79,125
SBA Communications Corp., 5.625%, 10/1/19	75,000	79,462
		158,587
Construction Materials — 0.2%
Covanta Holding Corp., 7.25%, 12/1/20	75,000	80,062
Diversified Financial Services — 0.1%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,788
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,287
		33,075
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	21,274
Windstream Corp., 7.875%, 11/1/17	30,000	32,625
		53,899
Food Products — 0.1%
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	21,102
Health Care Providers and Services — 0.3%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	55,000	56,856
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(4)	70,000	76,335
		133,191
Insurance — 0.1%
American International Group, Inc., 4.125%, 2/15/24	30,000	32,536
XLIT Ltd., 2.30%, 12/15/18	20,000	20,334
		52,870
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	20,000	20,409
Metals and Mining — 0.1%
Barrick Gold Corp., 2.90%, 5/30/16	30,000	30,523
Rio Tinto Finance USA plc, 1.375%, 6/17/16	20,000	20,112
		50,635
Multi-Utilities — 0.3%
CMS Energy Corp., 8.75%, 6/15/19	25,000	31,639
Dominion Gas Holdings LLC, 1.05%, 11/1/16	20,000	20,045
GenOn Energy, Inc., 7.875%, 6/15/17	55,000	55,000

		106,684
Oil, Gas and Consumable Fuels — 0.6%
Bill Barrett Corp., 7.00%, 10/15/22	75,000	65,578
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,440
Newfield Exploration Co., 6.875%, 2/1/20	50,000	51,772
Peabody Energy Corp., 6.50%, 9/15/20	30,000	18,375
QEP Resources, Inc., 5.25%, 5/1/23	75,000	73,860
		230,025
Pharmaceuticals†
Mylan, Inc., 1.35%, 11/29/16	10,000	9,990
Real Estate Investment Trusts (REITs) — 0.2%
HCP, Inc., 6.00%, 1/30/17	25,000	27,007
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	52,332
		79,339
Specialty Retail — 0.1%
Hertz Corp. (The), 6.75%, 4/15/19	55,000	57,063
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	79,969
Wireless Telecommunication Services — 0.2%
Sprint Communications, 6.00%, 12/1/16	70,000	73,211
TOTAL CORPORATE BONDS (Cost $1,435,425)		1,433,566
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/1/15	75,000	76,597
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	75,000	78,363
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.125%, 4/15/15(4)	150,000	150,526
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	8,054	8,200
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 4/11/15	75,000	75,915
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $391,771)		389,601
ASSET-BACKED SECURITIES(5) — 0.7%
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	62,938	62,585
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(4)	181,535	180,947
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	50,000	50,266
TOTAL ASSET-BACKED SECURITIES (Cost $294,427)		293,798
MUNICIPAL SECURITIES — 0.6%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	140,000	107,354
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	30,000	17,844
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	30,000	17,843
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	75,000	63,890
Puerto Rico GO, Series 2008 A, (Public Improvement), 5.50%, 7/1/18	30,000	25,556
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	20,000	16,047
TOTAL MUNICIPAL SECURITIES (Cost $297,992)		248,534
TEMPORARY CASH INVESTMENTS — 4.5%
SSgA U.S. Government Money Market Fund, Class N	1,678,367	1,678,367
State Street Institutional Liquid Reserves Fund, Premier Class	176,377	176,377
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,854,744)		1,854,744
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $41,227,924)		41,173,342
OTHER ASSETS AND LIABILITIES — (0.7)%		(295,375)
TOTAL NET ASSETS — 100.0%		$40,877,967

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	640,000	USD	490,534	Barclays Bank plc	4/30/15	(3,865)
AUD	1,120,000	USD	877,093	Barclays Bank plc	4/30/15	(25,422)
AUD	540,000	USD	421,168	JPMorgan Chase Bank N.A.	4/30/15	(10,540)
AUD	420,000	USD	329,931	JPMorgan Chase Bank N.A.	4/30/15	(10,554)
USD	471,651	AUD	620,000	Barclays Bank plc	4/30/15	190
USD	435,844	AUD	560,000	Barclays Bank plc	4/30/15	10,008
USD	332,917	AUD	432,508	UBS AG	4/30/15	4,028
USD	744,617	AUD	960,000	UBS AG	4/30/15	14,613
BRL	1,361,490	USD	484,516	UBS AG	4/30/15	(60,873)
BRL	515,680	USD	160,000	UBS AG	4/30/15	460
BRL	166,120	USD	59,117	UBS AG	4/30/15	(7,427)
USD	400,000	BRL	1,163,200	UBS AG	4/30/15	38,057
USD	360,000	BRL	1,022,940	UBS AG	4/30/15	41,701
CAD	225,238	USD	180,000	State Street Bank and Trust	4/30/15	(2,228)
CAD	1,414,751	USD	1,138,669	Westpac Group	4/30/15	(22,057)
USD	180,000	CAD	228,487	JPMorgan Chase Bank N.A.	4/30/15	(336)
USD	120,000	CAD	149,687	JPMorgan Chase Bank N.A.	4/30/15	1,857
USD	460,000	CAD	574,915	State Street Bank and Trust	4/30/15	6,240
CHF	171,568	USD	186,973	Westpac Group	4/30/15	(10,228)
USD	36,480	CHF	35,223	UBS AG	4/30/15	194
CLP	383,004,445	USD	609,637	UBS AG	4/30/15	2,289
USD	533,579	CLP	338,022,474	UBS AG	4/30/15	(6,479)
CNY	24,102,272	USD	3,883,705	Westpac Group	4/30/15	31,964
CNY	3,077,750	USD	500,000	Westpac Group	4/30/15	13
USD	384,502	CNY	2,384,297	UBS AG	4/30/15	(2,852)
USD	1,688,901	CNY	10,481,320	Westpac Group	4/30/15	(13,900)
USD	5,879	CNY	36,386	Westpac Group	4/30/15	(32)
COP	365,260,000	USD	140,000	UBS AG	4/30/15	52
COP	252,480,002	USD	104,894	UBS AG	4/30/15	(8,085)
USD	340,000	COP	867,000,000	UBS AG	4/30/15	7,565
USD	10,962	COP	26,163,005	UBS AG	4/30/15	930
USD	37,993	COP	91,450,258	UBS AG	4/30/15	2,929
CZK	14,577,024	USD	580,000	Barclays Bank plc	4/30/15	(11,182)
CZK	2,440,991	USD	101,146	Deutsche Bank	4/30/15	(5,895)
CZK	4,596,441	USD	180,000	JPMorgan Chase Bank N.A.	4/30/15	(640)
USD	100,000	CZK	2,526,498	Barclays Bank plc	4/30/15	1,412
USD	140,000	CZK	3,428,729	Barclays Bank plc	4/30/15	6,206
USD	200,000	CZK	4,915,440	Barclays Bank plc	4/30/15	8,192
USD	120,000	CZK	2,931,488	Deutsche Bank	4/30/15	5,609
USD	160,000	CZK	4,113,283	JPMorgan Chase Bank N.A.	4/30/15	(507)
USD	437	CZK	10,545	JPMorgan Chase Bank N.A.	4/30/15	26
USD	340,000	CZK	8,359,274	JPMorgan Chase Bank N.A.	4/30/15	13,808
USD	340,000	CZK	8,392,095	JPMorgan Chase Bank N.A.	4/30/15	12,527
EUR	240,000	USD	255,012	Barclays Bank plc	4/30/15	3,142
EUR	260,000	USD	296,579	Deutsche Bank	4/30/15	(16,911)
EUR	780,000	USD	848,016	JPMorgan Chase Bank N.A.	4/30/15	(9,013)
EUR	160,000	USD	170,184	JPMorgan Chase Bank N.A.	4/30/15	1,919
EUR	520,000	USD	593,116	Westpac Group	4/30/15	(33,781)
USD	808,661	EUR	720,000	Barclays Bank plc	4/30/15	34,197
USD	633,638	EUR	580,000	JPMorgan Chase Bank N.A.	4/30/15	9,765

USD	146,840	EUR	127,807	UBS AG	4/30/15	9,365
USD	296,558	EUR	260,000	Westpac Group	4/30/15	16,891
GBP	280,000	USD	432,635	Deutsche Bank	4/30/15	(17,359)
GBP	60,000	USD	89,071	JPMorgan Chase Bank N.A.	4/30/15	(83)
GBP	340,000	USD	523,374	State Street Bank and Trust	4/30/15	(19,111)
GBP	63,584	USD	96,376	UBS AG	4/30/15	(2,073)
GBP	340,000	USD	523,418	Westpac Group	4/30/15	(19,154)
USD	500,664	GBP	340,000	Barclays Bank plc	4/30/15	(3,600)
USD	243,754	GBP	160,000	Barclays Bank plc	4/30/15	6,453
USD	534,879	GBP	360,000	Deutsche Bank	4/30/15	953
USD	517,769	GBP	340,000	JPMorgan Chase Bank N.A.	4/30/15	13,505
HKD	985,398	USD	127,079	Barclays Bank plc	4/30/15	15
USD	18,551	HKD	143,846	JPMorgan Chase Bank N.A.	4/30/15	(2)
HUF	27,255,110	USD	101,371	Barclays Bank plc	4/30/15	(3,895)
HUF	73,197,860	USD	260,000	Barclays Bank plc	4/30/15	1,787
HUF	155,602,160	USD	560,000	Barclays Bank plc	4/30/15	(3,500)
HUF	583,096	USD	2,166	JPMorgan Chase Bank N.A.	4/30/15	(80)
USD	120,000	HUF	32,534,172	Barclays Bank plc	4/30/15	3,644
USD	100,000	HUF	27,267,070	Deutsche Bank	4/30/15	2,481
USD	580,000	HUF	160,622,552	State Street Bank and Trust	4/30/15	5,544
IDR	1,397,519,995	USD	108,828	Westpac Group	4/30/15	(2,869)
USD	20,128	IDR	265,143,326	Westpac Group	4/30/15	25
ILS	1,123,339	USD	286,663	Barclays Bank plc	4/30/15	(4,374)
ILS	360,382	USD	92,709	JPMorgan Chase Bank N.A.	4/30/15	(2,147)
ILS	2,250,243	USD	580,000	JPMorgan Chase Bank N.A.	4/30/15	(14,527)
USD	860,000	ILS	3,398,659	State Street Bank and Trust	4/30/15	5,937
INR	8,768,200	USD	140,000	UBS AG	4/30/15	250
INR	3,555,400	USD	56,886	Westpac Group	4/30/15	(17)
INR	77,955,528	USD	1,247,288	Westpac Group	4/30/15	(364)
INR	28,616,600	USD	460,000	Westpac Group	4/30/15	(2,268)
INR	10,000,000	USD	160,000	Westpac Group	4/30/15	(47)
USD	680,000	INR	42,846,800	UBS AG	4/30/15	(5,349)
USD	360,000	INR	22,618,800	UBS AG	4/30/15	(1,795)
USD	140,000	INR	8,814,400	UBS AG	4/30/15	(989)
JPY	11,854,499	USD	99,770	Barclays Bank plc	4/30/15	(891)
JPY	47,710,400	USD	400,000	Barclays Bank plc	4/30/15	(2,045)
JPY	31,504,460	USD	260,000	Barclays Bank plc	4/30/15	2,780
JPY	103,908,984	USD	860,000	State Street Bank and Trust	4/30/15	6,711
JPY	14,403,588	USD	120,000	UBS AG	4/30/15	141
USD	340,000	JPY	41,104,300	Barclays Bank plc	4/30/15	(2,853)
USD	393,859	JPY	46,174,426	JPMorgan Chase Bank N.A.	4/30/15	8,716
USD	840,000	JPY	100,695,000	State Street Bank and Trust	4/30/15	97
USD	700,000	JPY	84,510,440	Westpac Group	4/30/15	(4,906)
KRW	443,320,000	USD	400,000	UBS AG	4/30/15	(729)
KRW	1,097,271,804	USD	1,007,596	Westpac Group	4/30/15	(19,351)
KRW	560,900,002	USD	515,060	Westpac Group	4/30/15	(9,892)
USD	280,000	KRW	312,844,000	UBS AG	4/30/15	(1,759)
USD	180,000	KRW	198,181,800	UBS AG	4/30/15	1,510
USD	660,000	KRW	729,465,000	UBS AG	4/30/15	3,016
MXN	9,220,041	USD	620,000	Barclays Bank plc	4/30/15	(16,533)
MXN	5,717,561	USD	380,000	Barclays Bank plc	4/30/15	(5,776)
MXN	95,120	USD	6,439	JPMorgan Chase Bank N.A.	4/30/15	(213)
MXN	5,634,530	USD	376,099	JPMorgan Chase Bank N.A.	4/30/15	(7,309)

USD	380,000	MXN	5,711,430	Barclays Bank plc	4/30/15	6,177
MYR	1,494,545	USD	418,230	UBS AG	4/30/15	(16,305)
MYR	443,640	USD	120,000	UBS AG	4/30/15	(693)
MYR	1,394,220	USD	380,000	UBS AG	4/30/15	(5,055)
MYR	3,901,390	USD	1,083,118	Westpac Group	4/30/15	(33,924)
USD	500,000	MYR	1,838,750	UBS AG	4/30/15	5,508
USD	120,000	MYR	446,676	Westpac Group	4/30/15	(124)
USD	1,376,181	MYR	4,957,005	Westpac Group	4/30/15	43,103
NOK	1,728,828	USD	220,000	Barclays Bank plc	4/30/15	(5,541)
NOK	4,301,608	USD	540,000	State Street Bank and Trust	4/30/15	(6,390)
USD	740,000	NOK	6,133,586	State Street Bank and Trust	4/30/15	(20,864)
NZD	792,227	USD	596,468	Barclays Bank plc	4/30/15	(5,808)
NZD	260,000	USD	191,746	JPMorgan Chase Bank N.A.	4/30/15	2,102
NZD	900,000	USD	685,941	State Street Bank and Trust	4/30/15	(14,930)
USD	775,500	NZD	1,058,205	UBS AG	4/30/15	(13,464)
PEN	1,265,559	USD	409,566	UBS AG	4/30/15	(2,752)
USD	400,000	PEN	1,252,400	UBS AG	4/30/15	(2,584)
USD	3,742	PEN	11,554	UBS AG	4/30/15	28
USD	260,000	PEN	810,550	Westpac Group	4/30/15	(552)
PHP	69,046,300	USD	1,564,966	Westpac Group	4/30/15	(21,077)
PHP	8,040,600	USD	180,000	Westpac Group	4/30/15	(211)
USD	675,104	PHP	30,244,659	UBS AG	4/30/15	(1,173)
USD	500,000	PHP	22,291,250	UBS AG	4/30/15	1,563
USD	329,093	PHP	14,519,600	Westpac Group	4/30/15	4,432
PLN	24,851	USD	6,709	Barclays Bank plc	4/30/15	(157)
PLN	2,898,841	USD	779,587	Barclays Bank plc	4/30/15	(15,343)
PLN	2,887,536	USD	786,744	JPMorgan Chase Bank N.A.	4/30/15	(25,480)
PLN	974,382	USD	259,480	JPMorgan Chase Bank N.A.	4/30/15	(2,596)
USD	786,096	PLN	2,915,158	Barclays Bank plc	4/30/15	17,550
USD	260,000	PLN	977,028	JPMorgan Chase Bank N.A.	4/30/15	2,418
USD	613,246	PLN	2,228,962	JPMorgan Chase Bank N.A.	4/30/15	25,607
USD	178,759	PLN	663,047	JPMorgan Chase Bank N.A.	4/30/15	3,955
RUB	8,220,269	USD	121,422	UBS AG	4/30/15	18,038
RUB	22,230,000	USD	380,000	UBS AG	4/30/15	(2,860)
USD	200,000	RUB	11,670,000	State Street Bank and Trust	4/30/15	2,014
SEK	2,646,276	USD	320,000	Barclays Bank plc	4/30/15	(12,605)
USD	280,000	SEK	2,335,753	Deutsche Bank	4/30/15	8,676
USD	312,861	SEK	2,562,465	JPMorgan Chase Bank N.A.	4/30/15	15,202
SGD	1,060,224	USD	778,546	Barclays Bank plc	4/30/15	(6,483)
USD	632,038	SGD	851,924	Westpac Group	4/30/15	11,661
THB	36,690,400	USD	1,119,224	Westpac Group	4/30/15	6,968
THB	7,165,400	USD	220,000	Westpac Group	4/30/15	(62)
USD	320,000	THB	10,505,280	UBS AG	4/30/15	(2,454)
TRY	576,994	USD	220,000	Barclays Bank plc	4/30/15	306
TRY	694,538	USD	260,000	JPMorgan Chase Bank N.A.	4/30/15	5,186
USD	539,755	TRY	1,315,402	JPMorgan Chase Bank N.A.	4/30/15	37,512
USD	120,000	TRY	303,664	JPMorgan Chase Bank N.A.	4/30/15	4,056
USD	520,000	TRY	1,340,844	JPMorgan Chase Bank N.A.	4/30/15	8,043
USD	200,000	TRY	516,275	UBS AG	4/30/15	2,878
TWD	16,082,783	USD	512,027	Westpac Group	4/30/15	2,829
USD	100,000	TWD	3,127,000	Westpac Group	4/30/15	(104)
USD	280,097	TWD	8,797,836	Westpac Group	4/30/15	(1,548)
USD	31,030	TWD	976,824	Westpac Group	4/30/15	(241)

ZAR	8,452,225	USD	720,000	Barclays Bank plc	4/30/15	(26,323)
ZAR	6,859,595	USD	594,741	Deutsche Bank	4/30/15	(31,771)
USD	600,000	ZAR	7,041,809	JPMorgan Chase Bank N.A.	4/30/15	22,076
USD	680,000	ZAR	8,080,524	State Street Bank and Trust	4/30/15	16,828
						(93,711)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
6	U.S. Treasury 5-Year Notes	June 2015	721,266	(6,476)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(34,999)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.21	3/13/19	(44,396)
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(34,536)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64	2/3/20	(6,598)
Morgan Stanley Capital Services LLC	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(24,374)
						(144,903)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $10,471.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $8,194,310, which represented 20.0% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	15,271,278	—
Common Stocks
Hotels, Restaurants and Leisure	—	95,007	—
Metals and Mining	136,168	69,707	—
Oil, Gas and Consumable Fuels	1,781,332	123,949	—
Real Estate Investment Trusts (REITs)	2,746,019	1,653,082	—
Real Estate Management and Development	150,064	1,285,992	—
Other Industries	824,007	—	—
Commercial Paper	—	7,397,472	—
Exchange-Traded Funds	3,959,021	—	—
Collateralized Mortgage Obligations	—	1,460,001	—
Corporate Bonds	—	1,433,566	—
Commercial Mortgage-Backed Securities	—	389,601	—
Asset-Backed Securities	—	293,798	—
Municipal Securities	—	248,534	—
Temporary Cash Investments	1,854,744	—	—
	11,451,355	29,721,987	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	624,430	—

Liabilities
Other Financial Instruments
Futures Contracts	(6,476)	—	—
Swap Agreements	—	(144,903)	—
Forward Foreign Currency Exchange Contracts	—	(718,141)	—
	(6,476)	(863,044)	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$41,382,972
Gross tax appreciation of investments	$1,553,655
Gross tax depreciation of investments	(1,763,285)
Net tax appreciation (depreciation) of investments	$(209,630)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
March 31, 2015

Utilities - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Alternative Carriers — 4.4%
Inteliquent, Inc.	680,690	10,714,061
Intelsat SA(1)	63,740	764,880
Level 3 Communications, Inc.(1)	22,430	1,207,631
Lumos Networks Corp.	73,132	1,115,994
magicJack VocalTec Ltd.(1)	378,235	2,587,127
Premiere Global Services, Inc.(1)	45,144	431,577
		16,821,270
Communications Equipment — 1.7%
QUALCOMM, Inc.	90,420	6,269,723
Electric Utilities — 31.3%
American Electric Power Co., Inc.	242,345	13,631,906
Duke Energy Corp.	72,507	5,567,087
Edison International	272,450	17,019,952
Entergy Corp.	211,352	16,377,667
Exelon Corp.	503,497	16,922,534
NextEra Energy, Inc.	49,888	5,190,846
Pinnacle West Capital Corp.	191,314	12,196,268
PPL Corp.	525,115	17,675,371
Southern Co. (The)	129,254	5,723,367
Westar Energy, Inc.	228,479	8,855,846
		119,160,844
Gas Utilities — 7.4%
AGL Resources, Inc.	261,140	12,965,601
New Jersey Resources Corp.	298,546	9,272,839
WGL Holdings, Inc.	106,896	6,028,934
		28,267,374
Independent Power Producers and Energy Traders — 3.5%
AES Corp. (The)	1,042,722	13,398,978
Integrated Telecommunication Services — 27.3%
AT&T, Inc.	1,193,001	38,951,482
Atlantic Tele-Network, Inc.	803	55,584
CenturyLink, Inc.	481,671	16,641,733
General Communication, Inc., Class A(1)	33,596	529,473
IDT Corp., Class B	514,473	9,131,896
Verizon Communications, Inc.	800,664	38,936,290
		104,246,458
Multi-Utilities — 19.9%
Consolidated Edison, Inc.	262,982	16,041,902
Dominion Resources, Inc.	76,997	5,456,777
DTE Energy Co.	71,937	5,804,597
PG&E Corp.	334,696	17,762,317
Public Service Enterprise Group, Inc.	421,185	17,656,075
SCANA Corp.	240,573	13,229,109
		75,950,777
Water Utilities — 0.8%
SJW Corp.	92,026	2,844,524

Wireless Telecommunication Services — 2.9%
Spok Holdings, Inc.	186,643	3,577,946
T-Mobile US, Inc.(1)	26,646	844,412
West Corp.	201,078	6,782,361
		11,204,719
TOTAL COMMON STOCKS (Cost $316,049,712)		378,164,667
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $483,562), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $473,428)		473,427
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/41, valued at $1,935,119), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $1,894,001)		1,894,000
State Street Institutional Liquid Reserves Fund, Premier Class	394,940	394,940
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,762,367)		2,762,367
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $318,812,079)		380,927,034
OTHER ASSETS AND LIABILITIES — 0.1%		543,305
TOTAL NET ASSETS — 100.0%		$381,470,339

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	378,164,667	—	—
Temporary Cash Investments	394,940	2,367,427	—
	378,559,607	2,367,427	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$320,609,425
Gross tax appreciation of investments	$65,883,831
Gross tax depreciation of investments	(5,566,222)
Net tax appreciation (depreciation) of investments	$60,317,609

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2015